iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  — 3.4%
Allos SA ............................... 4,259,149 $ 22,612,903
Alupar Investimento SA ..................... 2,058,711 13,020,614
Ambev SA ............................. 48,088,203 125,223,830
Aura Minerals, Inc. ........................ 348,180 13,962,018
Auren Energia SA, Class ON ................. 4,535,477 10,459,590
Axia Energia ............................ 11,868,984 139,861,385
Azzas 2154 SA .......................... 1,568,750 8,417,059
B3 SA - Brasil Bolsa Balcao .................. 53,916,851 152,219,891
Banco Bradesco SA ....................... 16,148,725 50,885,947
Banco BTG Pactual SA ..................... 12,051,823 121,650,519
Banco do Brasil SA ....................... 16,894,176 71,306,947
BB Seguridade Participacoes SA .............. 7,040,694 44,965,156
Brava Energia
(a)
.......................... 3,915,607 9,925,000
Caixa Seguridade Participacoes SA ............ 5,643,036 17,020,501
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 4,899,456 129,447,302
Cia de Saneamento de Minas Gerais Copasa MG ... 2,521,681 19,331,226
Cia De Sanena Do Parana .................. 1,868,047 12,773,629
Cia Siderurgica Nacional SA ................. 6,688,996 10,664,098
Cogna Educacao SA ...................... 20,391,278 14,860,303
Cosan SA
(a)
............................. 12,221,990 14,012,866
CPFL Energia SA ......................... 1,547,862 14,113,256
Cury Construtora e Incorporadora SA ........... 2,128,370 15,383,069
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 3,146,004 21,099,683
Dexco SA .............................. 5,404,460 5,366,138
Direcional Engenharia SA ................... 4,248,115 14,810,723
EcoRodovias Infraestrutura e Logistica SA ........ 3,779,602 7,739,268
Embraer SA ............................ 7,243,138 113,480,827
Energisa SA ............................ 3,063,889 28,429,881
Eneva SA
(a)
............................. 8,267,010 30,804,693
Engie Brasil Energia SA .................... 2,149,353 12,442,276
Equatorial Energia SA ..................... 11,850,231 88,646,126
Fleury SA .............................. 3,733,332 11,274,448
GPS Participacoes e Empreendimentos SA
(b)
...... 3,721,115 13,837,806
Grendene SA ........................... 5,398,816 5,006,536
Grupo Mateus SA ........................ 6,732,940 6,470,767
Hapvida Participacoes e Investimentos SA
(a)(b)
..... 3,347,537 9,105,958
Hypera SA ............................. 2,958,373 14,914,210
Iguatemi SA ............................ 2,950,979 14,677,912
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 1,266,020 3,085,684
Inter & Co., Inc., Class A .................... 2,502,503 22,747,752
IRB-Brasil Resseguros SA
(a)
................. 662,550 6,230,975
JBS N.V., Class A
(a)
....................... 3,870,935 56,864,035
Klabin SA .............................. 7,853,811 26,057,494
Localiza Rent a Car SA ..................... 9,418,264 80,034,556
Lojas Renner SA ......................... 11,148,854 33,146,737
M Dias Branco SA ........................ 1,007,186 4,824,741
Magazine Luiza SA ....................... 3,722,750 7,162,555
MBRF Global Foods Company SA ............. 7,230,928 26,334,431
Minerva SA
(a)
........................... 6,631,174 7,689,794
Motiva Infraestrutura de Mobilidade SA .......... 10,269,352 31,051,330
MRV Engenharia e Participacoes SA
(a)
.......... 4,295,372 7,491,764
Multiplan Empreendimentos Imobiliarios SA ....... 2,663,630 15,094,993
Natura Cosmeticos SA
(a)
.................... 9,022,511 13,944,887
NU Holdings Ltd., Class A
(a)
.................. 34,410,676 598,401,656
Odontoprev SA .......................... 3,996,539 8,640,194
Pagseguro Digital Ltd., Class A ............... 1,931,355 20,240,600
Petroleo Brasileiro SA - Petrobras .............. 38,460,515 240,943,380
Petroreconcavo SA ....................... 1,734,960 3,474,568
Porto Seguro SA ......................... 1,962,252 17,171,106
Security Shares Value
a
Brazil (continued)
PRIO SA
(a)
............................. 8,456,833 $ 59,649,440
Raia Drogasil SA ......................... 13,043,858 58,281,146
Rede D'Or Sao Luiz SA
(b)
................... 8,273,561 73,453,554
Rumo SA .............................. 13,149,292 41,606,928
Sao Martinho SA ......................... 1,757,354 4,622,320
Sendas Distribuidora SA .................... 13,356,887 23,571,639
SIMPAR SA ............................ 5,126,326 6,204,008
SLC Agricola SA ......................... 2,542,322 7,872,942
Smartfit Escola de Ginastica e Danca SA ......... 3,672,124 18,161,633
StoneCo Ltd., Class A
(a)
.................... 2,295,776 38,683,826
Suzano SA ............................. 6,672,638 59,690,412
Telefonica Brasil SA ....................... 7,857,689 51,934,631
TIM SA ............................... 7,891,252 37,077,213
TOTVS SA ............................. 5,612,486 45,307,010
Transmissora Alianca de Energia Eletrica SA ...... 1,528,225 12,565,695
Ultrapar Participacoes SA ................... 7,344,744 30,340,232
Vale SA ............................... 36,245,324 457,051,577
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(a)
..................... 4,978,504 3,618,797
Vibra Energia SA ......................... 11,046,154 51,590,176
Vivara Participacoes SA .................... 1,515,414 9,882,548
WEG SA .............................. 16,856,643 138,665,417
XP, Inc., Class A ......................... 3,969,386 78,236,598
3,968,925,335
a
Canada  — 0.0%
Sigma Lithium Corp.
(a)(c)
.................... 701,071 7,929,113
a
Cayman Islands  — 0.0%
Patria Investments Ltd., Class A ............... 790,474 11,912,443
Polaris Group
(a)
.......................... 3,355,025 3,308,359
15,220,802
a
Chile  — 0.5%
Aguas Andinas SA, Class A .................. 26,664,162 10,568,796
Banco de Chile .......................... 465,103,792 88,066,961
Banco de Credito e Inversiones SA ............. 832,394 47,663,251
Banco Itau Chile SA ....................... 957,396 18,309,742
Banco Santander Chile ..................... 685,278,408 51,201,338
CAP SA
(a)
.............................. 932,965 6,500,339
Cencosud SA ........................... 13,955,308 43,827,407
Cia Cervecerias Unidas SA .................. 1,562,885 10,508,363
Cia Sud Americana de Vapores SA ............. 81,729,454 4,261,787
Colbun SA ............................. 89,013,935 13,727,353
Empresa Nacional de Telecomunicaciones SA ..... 1,927,211 9,748,385
Empresas CMPC SA ...................... 11,106,967 15,556,311
Empresas Copec SA ...................... 3,969,940 28,252,964
Enel Americas SA ........................ 142,929,787 13,857,497
Enel Chile SA ........................... 282,865,859 21,942,233
Engie Energia Chile SA ..................... 4,851,284 7,035,088
Falabella SA ............................ 6,861,686 44,519,862
Inversiones Aguas Metropolitanas SA ........... 6,554,704 6,985,550
Latam Airlines Group SA .................... 2,972,626,075 71,803,181
Parque Arauco SA ........................ 7,284,699 23,420,318
Plaza SA .............................. 7,732,021 26,606,156
SMU SA ............................... 37,120,093 5,993,652
Vina Concha y Toro SA ..................... 6,639,859 7,403,295
577,759,829
a
China  — 26.4%
360 Security Technology, Inc., Class A ........... 4,672,188 9,034,349
361 Degrees International Ltd.
(c)
............... 11,114,000 8,583,660
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A ................... 1,640,337 4,795,453
3SBio, Inc.
(a)(b)
........................... 18,481,500 74,489,629

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
AAC Technologies Holdings, Inc. .............. 7,846,000 $ 37,127,682
Abbisko Cayman Ltd.
(a)
..................... 5,510,000 10,152,053
Accelink Technologies Co. Ltd., Class A .......... 613,100 5,293,664
ACM Research Shanghai, Inc., Class A .......... 196,514 4,413,103
Advanced Micro-Fabrication Equipment, Inc. China,
Class A .............................. 391,833 14,970,962
AECC Aviation Power Co. Ltd., Class A .......... 1,578,867 8,318,920
Agricultural Bank of China Ltd., Class A .......... 51,794,035 58,906,396
Agricultural Bank of China Ltd., Class H .......... 279,211,000 209,451,011
Aier Eye Hospital Group Co. Ltd., Class A ........ 5,839,446 9,521,552
Air China Ltd., Class A
(a)
.................... 8,714,400 9,918,384
AK Medical Holdings Ltd.
(b)(c)
................. 6,632,000 4,748,188
Akeso, Inc.
(a)(b)
........................... 6,523,000 103,670,951
Alibaba Group Holding Ltd. .................. 174,166,404 3,426,687,765
Alibaba Health Information Technology Ltd.
(a)
...... 58,370,000 42,094,777
A-Living Smart City Services Co. Ltd., Class H
(b)
.... 8,056,500 2,488,489
Aluminum Corp. of China Ltd., Class A .......... 4,766,000 7,117,951
Aluminum Corp. of China Ltd., Class H .......... 41,832,000 56,579,533
Amlogic Shanghai Co. Ltd., Class A
(a)
........... 287,186 3,698,178
ANE Cayman, Inc.
(c)
....................... 7,527,000 11,178,978
Angelalign Technology, Inc.
(b)(c)
................ 745,800 5,974,612
Anhui Conch Cement Co. Ltd., Class A .......... 1,294,329 4,188,399
Anhui Conch Cement Co. Ltd., Class H .......... 12,520,500 37,744,584
Anhui Expressway Co. Ltd., Class H ............ 4,626,000 8,224,043
Anhui Gujing Distillery Co. Ltd., Class A .......... 238,455 5,619,444
Anhui Gujing Distillery Co. Ltd., Class B .......... 1,093,388 13,778,201
Anhui Jianghuai Automobile Group Corp. Ltd., Class
A
(a)
................................. 1,690,000 11,756,988
Anker Innovations Technology Co. Ltd., Class A .... 404,108 6,349,458
ANTA Sports Products Ltd. .................. 12,792,000 140,129,141
Ascentage Pharma Group International
(a)(b)
........ 2,977,900 24,637,623
AsiaInfo Technologies Ltd.
(b)(c)
................ 4,578,800 4,742,518
Atour Lifestyle Holdings Ltd., ADR ............. 389,596 14,948,799
Autohome, Inc., ADR ...................... 617,056 14,661,251
Avary Holding Shenzhen Co. Ltd., Class A ........ 1,494,200 9,600,775
AviChina Industry & Technology Co. Ltd., Class H ... 27,625,000 13,801,632
BAIC BluePark New Energy Technology Co. Ltd., Class
A
(a)
................................. 5,031,100 5,598,169
Baidu, Inc., Class A
(a)
...................... 22,434,712 330,763,051
Bank of Beijing Co. Ltd., Class A .............. 12,324,606 9,902,573
Bank of Chengdu Co. Ltd., Class A ............. 3,216,308 7,678,119
Bank of China Ltd., Class A .................. 23,479,000 20,168,935
Bank of China Ltd., Class H .................. 713,361,000 429,810,612
Bank of Communications Co. Ltd., Class A ........ 31,458,343 33,797,175
Bank of Communications Co. Ltd., Class H ....... 86,882,000 79,823,398
Bank of Hangzhou Co. Ltd., Class A ............ 4,588,397 10,122,301
Bank of Jiangsu Co. Ltd., Class A .............. 10,902,208 16,532,400
Bank of Nanjing Co. Ltd., Class A .............. 7,673,081 12,558,270
Bank of Ningbo Co. Ltd., Class A .............. 3,845,531 15,441,434
Bank of Shanghai Co. Ltd., Class A ............. 8,353,765 11,675,241
Baoshan Iron & Steel Co. Ltd., Class A .......... 10,200,030 10,479,104
Beijing Capital International Airport Co. Ltd., Class H
(a)
20,624,000 7,430,298
Beijing Enlight Media Co. Ltd., Class A .......... 1,995,000 4,648,388
Beijing Enterprises Holdings Ltd. .............. 4,684,500 20,504,770
Beijing Enterprises Water Group Ltd.
(c)
........... 43,748,000 14,230,171
Beijing Fourth Paradigm Technology Co. Ltd., Class H
(a)
1,719,200 10,195,786
Beijing Kingsoft Office Software, Inc., Class A ...... 303,558 13,423,990
Beijing New Building Materials PLC, Class A ...... 1,287,519 4,616,317
Beijing Roborock Technology Co. Ltd., Class A ..... 182,156 3,939,109
Beijing Tiantan Biological Products Corp. Ltd., Class A 1,094,900 2,680,474
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. ... 4,050,000 4,631,438
Beijing Tong Ren Tang Co. Ltd., Class A ......... 839,631 3,972,933
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.,
Class A
(a)
............................. 736,351 5,006,792
Security Shares Value
a
China (continued)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 25,326,801 $ 18,264,921
BeOne Medicines Ltd., Class H
(a)
.............. 8,686,364 229,529,779
Bestechnic Shanghai Co. Ltd., Class A .......... 120,827 3,920,492
Bilibili, Inc., Class Z
(a)(c)
..................... 2,509,997 66,911,233
Black Sesame International Holding Ltd.
(a)(c)
....... 2,584,600 6,505,563
BOC Aviation Ltd.
(b)
....................... 1,986,900 18,129,505
BOC International China Co. Ltd., Class A ........ 2,203,400 4,040,877
BOE Technology Group Co. Ltd., Class A ......... 22,336,200 12,223,581
BOE Varitronix Ltd.
(c)
...................... 5,921,000 3,702,936
Bosideng International Holdings Ltd. ............ 47,016,000 30,010,716
Brilliance China Automotive Holdings Ltd. ........ 31,474,000 15,477,763
BYD Co. Ltd., Class A ...................... 3,274,073 44,336,177
BYD Co. Ltd., Class H ..................... 37,374,900 469,722,010
BYD Electronic International Co. Ltd. ............ 8,040,500 34,433,581
C&D International Investment Group Ltd. ......... 8,693,000 18,489,735
Caitong Securities Co. Ltd., Class A ............ 5,308,350 6,145,165
Cambricon Technologies Corp. Ltd., Class A
(a)
..... 254,995 48,355,856
CanSino Biologics, Inc., Class H
(a)(b)
............ 976,000 4,996,170
CGN Mining Co. Ltd.
(c)
..................... 34,185,000 13,207,731
CGN New Energy Holdings Co. Ltd.
(c)
........... 18,548,000 6,270,946
CGN Power Co. Ltd., Class A ................. 3,260,100 1,740,539
CGN Power Co. Ltd., Class H
(b)
............... 114,908,000 44,775,376
Changchun High-Tech Industry Group Co. Ltd., Class A 249,542 3,512,189
Changjiang Securities Co. Ltd., Class A .......... 5,953,928 6,714,630
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A .......................... 222,669 3,804,005
Chaozhou Three-Circle Group Co. Ltd., Class A .... 1,691,853 10,604,737
Chervon Holdings Ltd.
(c)
.................... 1,797,400 4,365,574
China Animal Healthcare Ltd., NVS
(a)(c)(d)
......... 1,237,000 2
China BlueChemical Ltd., Class H ............. 20,052,000 6,276,414
China CITIC Bank Corp. Ltd., Class A ........... 6,767,300 7,436,628
China CITIC Bank Corp. Ltd., Class H ........... 83,610,000 77,119,815
China CITIC Financial Asset Management Co. Ltd.,
Class H
(a)(b)
........................... 143,089,000 18,977,180
China Coal Energy Co. Ltd., Class H ............ 19,053,000 25,743,857
China Communications Services Corp. Ltd., Class H . 25,396,000 15,910,576
China Conch Venture Holdings Ltd. ............. 14,293,500 18,771,377
China Construction Bank Corp., Class A ......... 11,727,892 16,035,949
China Construction Bank Corp., Class H ......... 974,954,000 1,027,117,027
China CSSC Holdings Ltd., Class A ............ 4,735,878 23,070,780
China Datang Corp. Renewable Power Co. Ltd., Class
H .................................. 27,476,000 8,018,914
China East Education Holdings Ltd.
(b)(c)
.......... 5,978,500 4,861,340
China Eastern Airlines Corp. Ltd., Class A
(a)
....... 12,396,575 8,851,711
China Education Group Holdings Ltd.
(c)
.......... 12,242,000 4,411,042
China Energy Engineering Corp. Ltd., Class A ..... 36,489,944 12,151,858
China Everbright Bank Co. Ltd., Class A ......... 25,788,082 13,184,885
China Everbright Environment Group Ltd. ........ 36,104,148 23,306,952
China Everbright Ltd.
(c)
..................... 10,574,000 12,158,961
China Feihe Ltd.
(b)
........................ 37,429,000 19,939,637
China Fiber Optic Network System Group Ltd., NVS
(a)(d)
10,394,800 13
China Foods Ltd. ......................... 13,314,000 6,840,277
China Galaxy Securities Co. Ltd., Class A ........ 3,365,100 7,596,084
China Galaxy Securities Co. Ltd., Class H ........ 36,757,500 48,252,620
China Gas Holdings Ltd.
(c)
................... 24,164,400 26,722,629
China Gold International Resources Corp. Ltd.
(c)
.... 2,495,100 47,808,814
China Great Wall Securities Co. Ltd., Class A ...... 3,861,700 5,536,312
China Greatwall Technology Group Co. Ltd., Class A
(a)
2,426,100 5,171,894
China Hongqiao Group Ltd. .................. 28,763,000 114,647,558
China Huiyuan Juice Group Ltd., NVS
(a)(d)
......... 10,877,000 14
China International Capital Corp. Ltd., Class A ..... 2,736,612 13,430,533
China International Capital Corp. Ltd., Class H
(b)
..... 16,045,600 39,424,643
China Jinmao Holdings Group Ltd. ............. 61,896,000 11,001,920
China Jushi Co. Ltd., Class A ................. 3,302,062 6,983,200

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
China Lesso Group Holdings Ltd. .............. 12,798,000 $ 7,315,959
China Life Insurance Co. Ltd., Class A ........... 1,219,010 7,527,482
China Life Insurance Co. Ltd., Class H .......... 75,669,000 262,574,421
China Literature Ltd.
(a)(b)(c)
................... 4,106,400 19,882,219
China Longyuan Power Group Corp. Ltd., Class H .. 25,958,000 22,977,988
China Medical System Holdings Ltd.
(c)
........... 13,419,000 22,981,216
China Mengniu Dairy Co. Ltd. ................ 31,707,000 61,391,511
China Merchants Bank Co. Ltd., Class A ......... 11,735,482 71,431,180
China Merchants Bank Co. Ltd., Class H ......... 40,000,464 269,711,830
China Merchants Energy Shipping Co. Ltd., Class A . 5,820,100 7,266,087
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A ................. 3,911,039 5,504,804
China Merchants Port Holdings Co. Ltd. ......... 12,400,270 24,989,811
China Merchants Securities Co. Ltd., Class A ...... 4,530,941 10,468,995
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A .......................... 5,151,866 6,762,553
China Minsheng Banking Corp. Ltd., Class A ...... 20,403,517 11,811,654
China Minsheng Banking Corp. Ltd., Class H ...... 66,555,220 37,235,018
China Modern Dairy Holdings Ltd.
(c)
............ 39,429,000 6,798,943
China National Building Material Co. Ltd., Class H ... 39,270,850 26,439,760
China National Chemical Engineering Co. Ltd., Class A 5,002,322 5,281,500
China National Nuclear Power Co. Ltd., Class A .... 11,836,409 14,469,940
China National Software & Service Co. Ltd., Class A
(a)
792,680 5,084,666
China Nonferrous Mining Corp. Ltd.
(c)
........... 18,277,000 35,239,656
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A .............................. 2,346,500 14,964,328
China Oilfield Services Ltd., Class H ............ 16,836,000 15,694,793
China Overseas Grand Oceans Group Ltd.
(c)
...... 20,074,500 6,144,208
China Overseas Land & Investment Ltd. ......... 37,694,500 64,627,441
China Overseas Property Holdings Ltd. .......... 14,625,000 9,297,723
China Pacific Insurance Group Co. Ltd., Class A .... 3,618,142 17,850,689
China Pacific Insurance Group Co. Ltd., Class H .... 27,163,000 108,152,872
China Petroleum & Chemical Corp., Class A ....... 16,255,200 13,301,340
China Petroleum & Chemical Corp., Class H ...... 231,266,200 131,234,678
China Power International Development Ltd. ...... 38,076,000 16,794,952
China Railway Group Ltd., Class A ............. 7,641,366 5,878,672
China Railway Group Ltd., Class H ............. 43,248,000 21,751,875
China Rare Earth Resources And Technology Co. Ltd.,
Class A
(a)
............................. 929,500 6,169,373
China Renewable Energy Investment Ltd., NVS
(a)(d)
.. 8,046 —
China Resources Beer Holdings Co. Ltd. ......... 16,430,500 58,907,990
China Resources Building Materials Technology
Holdings Ltd. .......................... 25,410,000 5,299,851
China Resources Gas Group Ltd. .............. 8,553,700 25,093,895
China Resources Land Ltd. .................. 32,101,277 124,989,786
China Resources Medical Holdings Co. Ltd.
(c)
...... 12,682,500 5,351,340
China Resources Microelectronics Ltd., Class A .... 834,612 5,502,781
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 7,039,800 40,226,152
China Resources Pharmaceutical Group Ltd.
(b)(c)
.... 17,231,000 10,614,473
China Resources Power Holdings Co. Ltd.
(c)
....... 21,244,000 50,769,913
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A .......................... 1,062,641 4,228,118
China Risun Group Ltd.
(c)
................... 18,460,000 5,263,684
China Ruyi Holdings Ltd.
(a)(c)
................. 108,679,200 34,081,849
China Shenhua Energy Co. Ltd., Class A ......... 3,903,129 22,740,134
China Shenhua Energy Co. Ltd., Class H ......... 34,024,000 174,371,676
China Shineway Pharmaceutical Group Ltd.
(c)
...... 5,052,000 5,694,180
China Southern Airlines Co. Ltd., Class A
(a)
........ 8,677,484 8,333,308
China State Construction Engineering Corp. Ltd., Class
A .................................. 19,908,119 14,665,441
China State Construction International Holdings Ltd. . 14,588,000 17,417,324
China Taiping Insurance Holdings Co. Ltd. ........ 14,830,708 33,228,011
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 15,862,470 9,384,174
Security Shares Value
a
China (continued)
China Tobacco International HK Co. Ltd.
(c)
........ 2,972,000 $ 13,471,494
China Tourism Group Duty Free Corp. Ltd., Class A .. 1,227,079 13,766,738
China Tower Corp. Ltd., Class H
(b)
.............. 43,873,100 69,456,747
China Traditional Chinese Medicine Holdings Co. Ltd. 29,944,000 8,973,377
China Travel International Investment Hong Kong Ltd.
(a)
(c)
.................................. 26,642,000 4,800,470
China United Network Communications Ltd., Class A . 17,422,425 13,355,423
China Vanke Co. Ltd., Class A
(a)
............... 2,761,968 2,107,095
China Vanke Co. Ltd., Class H
(a)(c)
.............. 22,363,887 10,482,703
China Water Affairs Group Ltd.
(c)
............... 9,910,000 7,492,002
China XLX Fertiliser Ltd. .................... 5,986,000 6,441,685
China Yangtze Power Co. Ltd., Class A .......... 14,363,641 56,851,105
China Zheshang Bank Co. Ltd., Class A .......... 17,158,796 7,456,513
China Zhongwang Holdings Ltd., NVS
(a)(c)(d)
....... 2,334,641 97,456
Chinasoft International Ltd.
(a)
................. 23,378,000 15,778,766
Chongqing Changan Automobile Co. Ltd., Class A ... 5,431,664 9,194,631
Chongqing Hongjiu Fruit Co. Ltd., Class H
(a)(c)(d)
..... 2,296,200 218,099
Chongqing Rural Commercial Bank Co. Ltd., Class A . 5,365,400 4,933,352
Chongqing Rural Commercial Bank Co. Ltd., Class H 22,577,000 18,210,883
Chongqing Zhifei Biological Products Co. Ltd., Class A 1,503,713 4,384,113
Chow Tai Fook Jewellery Group Ltd. ............ 21,382,600 37,639,223
CIMC Enric Holdings Ltd. ................... 9,012,000 9,248,538
CITIC Ltd. .............................. 40,055,000 62,790,202
CITIC Securities Co. Ltd., Class A .............. 7,442,649 29,140,696
CITIC Securities Co. Ltd., Class H ............. 16,392,400 56,484,864
CMOC Group Ltd., Class A .................. 10,162,033 23,494,094
CMOC Group Ltd., Class H .................. 38,871,000 81,133,228
CNGR Advanced Material Co. Ltd., Class A ....... 868,595 5,187,611
CNPC Capital Co. Ltd., Class A ............... 5,634,300 7,321,605
COFCO Joycome Foods Ltd.
(a)(c)
............... 33,468,000 7,105,685
Consun Pharmaceutical Group Ltd. ............. 3,900,000 7,443,792
Contemporary Amperex Technology Co. Ltd., Class A 2,675,751 142,017,992
Contemporary Amperex Technology Co. Ltd., Class H
(c)
782,435 47,795,357
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A .............................. 2,862,100 4,904,868
COSCO SHIPPING Holdings Co. Ltd., Class A ..... 5,213,946 10,789,969
COSCO SHIPPING Holdings Co. Ltd., Class H ..... 28,421,600 48,386,102
COSCO SHIPPING International Hong Kong Co. Ltd. 12,480,000 9,560,512
COSCO SHIPPING Ports Ltd. ................ 16,500,000 11,882,051
Country Garden Services Holdings Co. Ltd. ....... 21,666,000 17,807,976
CRRC Corp. Ltd., Class A ................... 14,774,800 15,227,752
CRRC Corp. Ltd., Class H ................... 47,106,000 37,444,556
CSC Financial Co. Ltd., Class A ............... 2,755,894 9,695,111
CSG Holding Co. Ltd., Class B ................ 3,734,481 868,489
CSI Solar Co. Ltd., Class A .................. 2,205,206 5,380,144
CSPC Innovation Pharmaceutical Co. Ltd., Class A .. 1,035,940 4,766,094
CSPC Pharmaceutical Group Ltd. .............. 82,205,760 83,897,148
CStone Pharmaceuticals
(a)(b)(c)
................ 12,463,000 9,821,492
CT Environmental Group Ltd., NVS
(a)(c)(d)
......... 33,362,000 43
Damai Entertainment Holdings Ltd.
(a)(c)
........... 129,010,000 14,824,825
Daqin Railway Co. Ltd., Class A ............... 10,680,119 8,283,731
Daqo New Energy Corp., ADR
(a)(c)
.............. 485,146 15,369,425
Dongfang Electric Corp. Ltd., Class A ........... 2,058,724 6,271,225
Dongfeng Motor Group Co. Ltd., Class H
(a)
........ 22,632,000 26,830,297
Dongxing Securities Co. Ltd., Class A ........... 4,666,667 8,622,125
Dongyue Group Ltd. ....................... 13,843,000 19,415,072
DPC Dash Ltd.
(a)(c)
........................ 995,600 9,805,476
Duality Biotherapeutics, Inc.
(a)(c)
............... 245,800 10,944,413
East Buy Holding Ltd.
(a)(b)(c)
................... 4,503,000 11,353,226
East Money Information Co. Ltd., Class A ......... 9,550,468 31,736,176
Eastroc Beverage Group Co. Ltd., Class A ........ 356,930 13,330,897
Ecovacs Robotics Co. Ltd., Class A ............. 398,900 4,453,143
Empyrean Technology Co. Ltd., Class A .......... 388,000 5,760,381
ENN Energy Holdings Ltd. ................... 7,831,700 71,595,035

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
ENN Natural Gas Co. Ltd., Class A ............. 2,257,428 $ 6,801,742
Eoptolink Technology, Inc. Ltd., Class A .......... 645,750 31,956,171
Eve Energy Co. Ltd., Class A ................. 1,332,677 13,530,418
Everbright Securities Co. Ltd., Class A ........... 2,791,086 6,859,663
Everdisplay Optronics Shanghai Co. Ltd., Class A
(a)
.. 8,570,000 3,339,876
Everest Medicines Ltd.
(a)(b)(c)
.................. 2,814,500 17,084,557
Evergrande Property Services Group Ltd.
(a)(b)
...... 67,443,000 12,334,124
Far East Horizon Ltd. ...................... 19,477,000 19,935,625
Fenbi Ltd.
(a)(c)
............................ 16,197,500 6,659,806
FinVolution Group, Class A, ADR .............. 1,440,029 7,185,745
First Tractor Co. Ltd., Class H ................ 3,122,000 2,955,372
Flat Glass Group Co. Ltd., Class A ............. 1,720,900 3,944,083
Focus Media Information Technology Co. Ltd., Class A 9,699,499 10,102,588
Foshan Haitian Flavouring & Food Co. Ltd., Class A . 2,498,793 13,104,974
Fosun International Ltd. .................... 26,288,500 16,436,204
Founder Securities Co. Ltd., Class A ............ 6,854,800 7,534,678
Foxconn Industrial Internet Co. Ltd., Class A ....... 8,146,425 70,568,706
Fu Shou Yuan International Group Ltd.
(c)
......... 13,094,000 4,915,267
Fufeng Group Ltd. ........................ 17,108,400 17,661,857
Fuyao Glass Industry Group Co. Ltd., Class A ...... 979,147 9,147,667
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
.... 6,391,600 55,344,195
GalaxyCore, Inc., Class A ................... 1,510,200 3,138,338
Ganfeng Lithium Group Co. Ltd., Class A ......... 1,184,857 10,534,937
Ganfeng Lithium Group Co. Ltd., Class H
(b)
....... 5,538,400 35,018,646
GCL Technology Holdings Ltd.
(a)(c)
.............. 243,411,000 36,400,273
GD Power Development Co. Ltd., Class A ........ 12,041,700 9,597,411
GDS Holdings Ltd., Class A
(a)
................. 11,320,376 48,205,464
Geely Automobile Holdings Ltd. ............... 61,965,000 135,441,070
Genertec Universal Medical Group Co. Ltd.
(b)
...... 13,658,000 10,999,304
Genscript Biotech Corp.
(a)(c)
.................. 12,090,000 23,243,323
GF Securities Co. Ltd., Class A ............... 4,339,630 13,020,099
GF Securities Co. Ltd., Class H ............... 12,748,200 27,666,800
Giant Biogene Holding Co. Ltd.
(b)(c)
............. 4,035,400 18,818,050
GigaDevice Semiconductor, Inc., Class A ......... 427,247 12,381,442
Global New Material International Holdings Ltd.
(a)
... 9,263,000 9,546,160
GoerTek, Inc., Class A ..................... 2,245,162 9,618,404
Goldwind Science & Technology Co. Ltd., Class A ... 2,971,437 6,502,375
Goneo Group Co. Ltd., Class A ............... 515,865 3,130,765
Gotion High-tech Co. Ltd., Class A ............. 1,293,100 7,183,452
Grand Pharmaceutical Group Ltd.
(c)
............. 14,781,500 15,629,579
Great Wall Motor Co. Ltd., Class A ............. 331,278 1,028,763
Great Wall Motor Co. Ltd., Class H ............. 24,527,500 47,378,720
Gree Electric Appliances, Inc. of Zhuhai, Class A .... 1,511,000 8,641,197
Greentown China Holdings Ltd.
(c)
.............. 10,974,000 12,546,293
Greentown Management Holdings Co. Ltd.
(b)(c)
..... 9,769,000 3,765,663
Greentown Service Group Co. Ltd. ............. 15,032,000 8,682,209
Guangdong Haid Group Co. Ltd., Class A ........ 1,232,320 9,727,122
Guangdong Investment Ltd. .................. 30,254,000 29,094,595
Guanghui Energy Co. Ltd., Class A ............. 5,154,580 3,650,008
Guangzhou Automobile Group Co. Ltd., Class A .... 3,624,199 4,766,420
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A .......................... 706,088 2,580,285
Guangzhou Tinci Materials Technology Co. Ltd., Class
A .................................. 1,398,696 8,197,632
Guolian Minsheng Securities Co. Ltd., Class A ..... 7,113,700 10,322,386
Guosen Securities Co. Ltd., Class A ............ 5,637,667 10,357,546
Guotai Haitong Securities Co. Ltd. ............. 7,039,376 19,124,287
Guotai Haitong Securities Co. Ltd., Class H
(b)
...... 20,644,792 41,282,914
Guoyuan Securities Co. Ltd., Class A ........... 8,023,791 9,344,777
Gushengtang Holdings Ltd.
(c)
................. 1,944,000 7,481,741
H World Group Ltd., ADR ................... 2,026,780 93,434,558
Haichang Ocean Park Holdings Ltd.
(a)(b)(c)
......... 37,028,000 3,328,475
Haidilao International Holding Ltd.
(b)(c)
........... 16,163,000 28,664,730
Haier Smart Home Co. Ltd., Class A ............ 3,216,837 12,591,935
Security Shares Value
a
China (continued)
Haier Smart Home Co. Ltd., Class H ............ 24,353,200 $ 83,521,126
Hainan Airlines Holding Co. Ltd., Class A
(a)
........ 28,738,341 7,053,682
Hainan Airport Infrastructure Co. Ltd., Class A ...... 10,655,703 7,486,391
Hainan Meilan International Airport Co. Ltd., Class H
(a)
2,024,000 2,692,561
Haitian International Holdings Ltd. ............. 6,446,000 18,103,608
Hangzhou First Applied Material Co. Ltd., Class A ... 1,821,531 3,643,928
Hangzhou Silan Microelectronics Co. Ltd., Class A .. 1,291,600 5,130,281
Hangzhou Tigermed Consulting Co. Ltd., Class A ... 255,574 1,852,337
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 15,324,000 79,448,958
Harbin Electric Co. Ltd., Class H ............... 8,182,000 15,003,079
Hello Group, Inc., ADR ..................... 1,381,853 9,617,697
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd., Class A .......................... 1,816,800 6,326,251
Henan Shuanghui Investment & Development Co. Ltd.,
Class A .............................. 2,438,032 9,317,755
Hengan International Group Co. Ltd. ............ 5,435,500 19,641,346
Hengli Petrochemical Co. Ltd., Class A .......... 4,612,530 12,361,246
Hengtong Optic-electric Co. Ltd., Class A ......... 1,592,800 4,484,014
Hithink RoyalFlush Information Network Co. Ltd., Class
A .................................. 339,202 15,472,934
Hopson Development Holdings Ltd.
(a)(c)
.......... 11,436,171 4,450,701
Horizon Robotics
(a)(c)
....................... 50,382,000 51,310,031
Hoshine Silicon Industry Co. Ltd., Class A ........ 875,623 7,002,274
Hua Han Health Industry Holdings Ltd., NVS
(a)(d)
.... 19,424,288 25
Hua Hong Semiconductor Ltd., Class H
(a)(b)(c)
...... 7,374,000 71,055,530
Huabao International Holdings Ltd. ............. 10,300,000 4,749,379
Huadian Power International Corp. Ltd., Class A .... 6,426,600 4,687,293
Huadong Medicine Co. Ltd., Class A ............ 1,187,441 7,071,714
Huafon Chemical Co. Ltd., Class A ............. 5,699,155 7,609,373
Huagong Tech Co. Ltd., Class A ............... 815,658 8,455,198
Huaibei Mining Holdings Co. Ltd., Class A ........ 1,800,900 3,138,237
Huaneng Power International, Inc., Class A ....... 3,226,126 3,554,333
Huaneng Power International, Inc., Class H ....... 45,968,000 36,714,442
Huaqin Technology Co. Ltd., Class A ............ 677,940 8,482,485
Huatai Securities Co. Ltd., Class A ............. 4,442,251 13,310,927
Huatai Securities Co. Ltd., Class H
(b)
............ 14,524,400 34,247,608
Huaxia Bank Co. Ltd., Class A ................ 8,930,330 8,760,505
Huayu Automotive Systems Co. Ltd., Class A ...... 2,385,460 6,565,524
Huizhou Desay Sv Automotive Co. Ltd., Class A .... 464,557 7,251,843
Humanwell Healthcare Group Co. Ltd., Class A ..... 1,302,100 3,567,084
Hunan Valin Steel Co. Ltd., Class A ............. 7,714,600 6,096,871
Hundsun Technologies, Inc., Class A ............ 1,662,549 6,936,710
HUTCHMED China Ltd.
(a)(c)
.................. 5,894,580 17,079,414
Hwatsing Technology Co. Ltd., Class A .......... 243,644 4,675,115
Hygeia Healthcare Holdings Co. Ltd.
(a)(b)(c)
........ 4,831,800 7,859,942
Hygon Information Technology Co. Ltd., Class A .... 1,433,453 44,487,688
IEIT Systems Co. Ltd., Class A ................ 1,178,844 10,359,871
Iflytek Co. Ltd., Class A ..................... 1,938,096 13,653,409
Imeik Technology Development Co. Ltd., Class A ... 172,692 3,558,866
Industrial & Commercial Bank of China Ltd., Class A . 36,796,780 42,227,673
Industrial & Commercial Bank of China Ltd., Class H . 658,723,000 546,094,392
Industrial Bank Co. Ltd., Class A ............... 12,415,991 37,115,740
Industrial Securities Co. Ltd., Class A ........... 7,315,398 7,022,843
INESA Intelligent Tech, Inc., Class B ............ 3,680,152 2,351,653
Ingenic Semiconductor Co. Ltd., Class A ......... 381,603 4,319,087
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A . 32,139,100 11,078,997
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A ................... 7,049,500 4,882,469
Inner Mongolia Yili Industrial Group Co. Ltd., Class A . 3,316,362 13,808,887
Inner Mongolia Yitai Coal Co. Ltd., Class B ....... 9,344,395 17,796,538
InnoCare Pharma Ltd., Class H
(a)(b)
............. 8,920,000 17,018,205
Innovent Biologics, Inc.
(a)(b)
................... 14,782,000 179,193,018
iQIYI, Inc., Class A, ADR
(a)(c)
.................. 4,696,227 10,284,737

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Isoftstone Information Technology Group Co. Ltd.,
Class A .............................. 679,100 $ 4,598,773
J&T Global Express Ltd.
(a)
................... 25,056,000 30,876,196
JA Solar Technology Co. Ltd., Class A
(a)
.......... 2,361,180 4,044,782
JCET Group Co. Ltd., Class A ................ 1,315,000 6,719,085
JD Health International, Inc.
(a)(b)
............... 11,608,900 91,841,023
JD Logistics, Inc.
(a)(b)
....................... 20,740,500 32,591,256
JD.com, Inc., Class A ...................... 24,232,004 362,487,203
JF SmartInvest Holdings Ltd.
(c)
................ 1,131,500 7,999,502
Jiangsu Eastern Shenghong Co. Ltd., Class A
(a)
.... 4,954,801 6,750,317
Jiangsu Expressway Co. Ltd., Class H .......... 12,396,000 15,937,521
Jiangsu Hengli Hydraulic Co. Ltd., Class A ........ 949,696 13,671,129
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .. 3,855,242 33,986,548
Jiangsu King's Luck Brewery JSC Ltd., Class A ..... 990,032 5,302,388
Jiangsu Yanghe Distillery Co. Ltd., Class A ........ 774,151 7,255,802
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,
Class A .............................. 918,329 4,645,687
Jiangsu Zhongtian Technology Co. Ltd., Class A .... 2,288,900 5,148,522
Jiangxi Copper Co. Ltd., Class A .............. 1,240,701 6,595,777
Jiangxi Copper Co. Ltd., Class H .............. 10,969,000 43,427,668
Jinduicheng Molybdenum Co. Ltd., Class A ....... 2,423,500 4,789,693
Jinko Solar Co. Ltd., Class A
(a)
................ 6,184,818 4,943,453
JinkoSolar Holding Co. Ltd., ADR .............. 364,970 9,540,316
Jinxin Fertility Group Ltd.
(a)(b)(c)
................ 22,601,500 6,957,862
JNBY Design Ltd. ........................ 3,368,000 8,552,638
JOYY, Inc., ADR ......................... 297,016 18,747,650
Kangji Medical Holdings Ltd. ................. 5,534,000 6,539,313
Kanzhun Ltd., ADR ....................... 3,770,564 83,329,464
KE Holdings, Inc., Class A ................... 20,733,407 119,542,714
Keymed Biosciences, Inc.
(a)(b)
................. 2,307,500 18,533,257
Kingboard Holdings Ltd. .................... 6,664,700 22,327,010
Kingboard Laminates Holdings Ltd. ............. 10,048,000 14,688,411
Kingdee International Software Group Co. Ltd.
(a)
.... 30,791,000 56,167,511
Kingsoft Cloud Holdings Ltd.
(a)(c)
............... 27,281,760 22,091,925
Kingsoft Corp. Ltd. ........................ 10,170,000 37,588,271
Kuaishou Technology, Class W
(b)
.............. 25,816,900 226,631,646
Kuang-Chi Technologies Co. Ltd., Class A
(a)
....... 1,500,730 9,605,321
Kunlun Energy Co. Ltd. ..................... 36,908,000 35,252,573
Kunlun Tech Co. Ltd., Class A
(a)
............... 1,252,984 7,763,217
Kweichow Moutai Co. Ltd., Class A ............. 744,235 153,017,255
Laopu Gold Co. Ltd., Class H ................. 275,800 23,943,638
LB Group Co. Ltd., Class A .................. 2,416,607 6,289,511
Lee & Man Paper Manufacturing Ltd. ........... 16,886,000 6,803,276
Legend Biotech Corp., ADR
(a)
................. 725,249 20,096,650
Legend Holdings Corp., Class H
(a)(b)
............ 6,282,900 7,703,306
Lenovo Group Ltd. ........................ 78,334,000 98,097,838
Lens Technology Co. Ltd., Class A ............. 3,526,315 13,822,024
Lepu Biopharma Co. Ltd., Class H
(a)(b)
........... 10,444,000 7,660,605
Li Auto, Inc., Class A
(a)
..................... 12,739,504 117,616,860
Li Ning Co. Ltd. .......................... 23,429,000 52,511,364
Lifetech Scientific Corp.
(a)(c)
.................. 38,544,000 9,523,358
Lingbao Gold Group Co. Ltd., Class H
(c)
.......... 5,062,000 10,698,601
Lingyi iTech Guangdong Co., Class A ........... 5,276,733 10,445,828
LK Technology Holdings Ltd.
(c)
................ 5,657,500 2,442,715
Longfor Group Holdings Ltd.
(b)(c)
............... 21,123,500 26,495,858
LONGi Green Energy Technology Co. Ltd., Class A
(a)
. 4,533,049 11,939,071
Lonking Holdings Ltd. ...................... 27,496,000 10,406,258
Lufax Holding Ltd., ADR
(a)
................... 2,597,044 6,492,610
Luxshare Precision Industry Co. Ltd., Class A ...... 4,489,389 37,031,349
Luye Pharma Group Ltd.
(a)(b)(c)
................ 22,864,000 9,071,310
Luzhou Laojiao Co. Ltd., Class A .............. 841,416 16,219,602
Mango Excellent Media Co. Ltd., Class A ......... 1,327,985 4,883,031
Maoyan Entertainment
(b)(c)
................... 5,883,200 5,234,614
Maxscend Microelectronics Co. Ltd., Class A ...... 358,412 3,520,389
Security Shares Value
a
China (continued)
Medlive Technology Co. Ltd.
(b)(c)
............... 2,818,000 $ 3,713,324
Meitu, Inc.
(a)(b)
........................... 37,065,000 41,162,906
Meituan, Class B
(a)(b)
....................... 50,472,960 654,299,013
Metallurgical Corp. of China Ltd., Class A ......... 13,808,600 6,232,371
MH Development Ltd., NVS
(a)(d)
............... 3,308,000 4
Microport Scientific Corp.
(a)(c)
................. 9,868,900 14,269,742
Midea Group Co. Ltd., Class A ................ 2,364,100 26,752,840
Midea Group Co. Ltd., Class H ................ 4,266,600 48,659,741
Ming Yuan Cloud Group Holdings Ltd.
(a)(c)
......... 11,822,000 4,801,838
MINISO Group Holding Ltd. .................. 4,884,104 24,489,477
Minth Group Ltd. ......................... 7,702,000 33,781,590
MMG Ltd.
(a)
............................. 42,527,198 37,978,227
Montage Technology Co. Ltd., Class A ........... 838,600 14,159,402
Muyuan Foods Co. Ltd., Class A ............... 3,265,483 23,476,616
NARI Technology Co. Ltd., Class A ............. 3,983,080 12,522,706
National Silicon Industry Group Co. Ltd., Class A
(a)
.. 1,987,200 5,982,635
NAURA Technology Group Co. Ltd., Class A ....... 449,426 27,344,970
NetDragon Websoft Holdings Ltd. .............. 3,447,000 5,033,542
NetEase Cloud Music, Inc.
(a)(b)(c)
............... 980,500 24,404,619
NetEase, Inc. ........................... 17,646,435 488,153,041
New China Life Insurance Co. Ltd., Class A ....... 1,055,401 9,851,904
New China Life Insurance Co. Ltd., Class H ....... 9,797,100 58,583,338
New Hope Liuhe Co. Ltd., Class A ............. 4,465,744 5,951,639
New Horizon Health Ltd.
(a)(b)(c)(d)
................ 2,592,000 3,059,869
New Oriental Education & Technology Group, Inc. ... 13,330,090 68,562,929
Newborn Town, Inc.
(a)
...................... 6,236,000 7,600,881
Nexchip Semiconductor Corp., Class A .......... 1,212,151 5,490,430
Nexteer Automotive Group Ltd. ............... 9,852,000 7,469,763
Nine Dragons Paper Holdings Ltd.
(a)(c)
........... 18,254,000 14,753,744
Ningbo Deye Technology Co. Ltd., Class A ........ 705,726 8,113,747
Ningbo Orient Wires & Cables Co. Ltd., Class A .... 549,700 4,508,169
Ningbo Sanxing Medical Electric Co. Ltd., Class A ... 1,238,400 3,973,144
Ningbo Tuopu Group Co. Ltd., Class A .......... 1,227,650 11,037,945
Ningxia Baofeng Energy Group Co. Ltd., Class A ... 5,056,126 12,903,432
NIO, Inc., Class A
(a)(c)
...................... 18,957,975 107,391,699
Noah Holdings Ltd., ADR ................... 451,066 4,582,831
Nongfu Spring Co. Ltd., Class H
(b)
.............. 20,575,200 129,528,431
OFILM Group Co. Ltd., Class A
(a)
.............. 2,443,500 3,913,006
OmniVision Integrated Circuits Group, Inc. ........ 742,569 12,603,645
Onewo, Inc., Class H ...................... 2,514,100 6,543,371
Orient Overseas International Ltd.
(c)
............ 1,346,000 21,873,502
Orient Securities Co. Ltd, Class A .............. 5,751,267 8,491,632
PDD Holdings, Inc., ADR
(a)
.................. 7,196,302 835,346,736
People's Insurance Co. Group of China Ltd. (The),
Class A .............................. 1,237,700 1,520,964
People's Insurance Co. Group of China Ltd. (The),
Class H ............................. 95,803,000 87,004,345
PetroChina Co. Ltd., Class A ................. 11,996,537 16,556,549
PetroChina Co. Ltd., Class H ................. 213,526,000 238,639,446
Pharmaron Beijing Co. Ltd., Class A ............ 1,505,425 6,207,002
PICC Property & Casualty Co. Ltd., Class H ....... 69,285,040 157,587,235
Ping An Bank Co. Ltd., Class A ................ 9,930,336 16,327,814
Ping An Healthcare and Technology Co. Ltd.
(b)(c)
.... 9,010,900 17,096,374
Ping An Insurance Group Co of China Ltd., Class A .. 6,009,454 50,311,568
Ping An Insurance Group Co of China Ltd., Class H .. 68,066,500 498,139,443
Piotech, Inc., Class A ...................... 195,288 8,435,259
Poly Developments and Holdings Group Co. Ltd., Class
A .................................. 6,018,111 5,767,810
Poly Property Group Co. Ltd.
(c)
................ 24,998,000 6,173,246
Poly Property Services Co. Ltd., Class H ......... 1,716,800 7,751,140
Pop Mart International Group Ltd.
(b)(c)
............ 5,524,400 160,320,763
Postal Savings Bank of China Co. Ltd., Class A ..... 16,273,800 13,086,327
Postal Savings Bank of China Co. Ltd., Class H
(b)
... 88,751,000 62,788,969
Power Construction Corp. of China Ltd., Class A .... 11,446,444 8,806,979

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Q Technology Group Co. Ltd. ................. 5,346,000 $ 6,312,488
Qfin Holdings, Inc., ADR .................... 1,038,912 20,289,951
Qinghai Salt Lake Industry Co. Ltd., Class A
(a)
...... 3,620,150 13,585,781
Range Intelligent Computing Technology Group Co.
Ltd., Class A .......................... 1,040,539 7,078,213
Remegen Co. Ltd., Class H
(a)(b)(c)
............... 1,933,500 23,187,171
RLX Technology, Inc., ADR .................. 3,712,186 9,317,587
RoboSense Technology Co. Ltd.
(a)(c)
............ 3,119,800 13,225,477
Rockchip Electronics Co. Ltd., Class A .......... 289,200 7,549,874
Rongsheng Petrochemical Co. Ltd., Class A ....... 6,280,521 8,651,627
SAIC Motor Corp. Ltd., Class A ............... 4,790,090 10,179,407
Sailun Group Co. Ltd., Class A ................ 2,813,700 6,361,687
Sanan Optoelectronics Co. Ltd., Class A ......... 3,465,900 6,495,703
Sany Heavy Equipment International Holdings Co. Ltd. 12,773,000 11,948,979
Sany Heavy Industry Co. Ltd., Class A ........... 4,433,115 12,773,680
Satellite Chemical Co. Ltd., Class A ............ 2,525,207 6,053,144
SDIC Capital Co. Ltd., Class A ................ 5,723,500 5,942,304
SDIC Power Holdings Co. Ltd., Class A .......... 4,741,100 9,235,060
Seazen Group Ltd.
(a)
....................... 24,436,000 6,728,058
Seres Group Co. Ltd., Class A ................ 1,035,210 18,522,882
SF Holding Co. Ltd., Class A ................. 2,503,392 13,614,429
SG Micro Corp., Class A .................... 435,905 4,031,727
Shaanxi Coal Industry Co. Ltd., Class A .......... 5,688,981 18,281,469
Shandong BoAn Biotechnology Co. Ltd., Class H
(a)(c)
. 3,026,400 4,015,528
Shandong Gold Mining Co. Ltd., Class A ......... 2,272,286 11,743,345
Shandong Gold Mining Co. Ltd., Class H
(b)
........ 9,603,000 42,778,529
Shandong Hualu Hengsheng Chemical Co. Ltd., Class
A .................................. 1,655,599 6,633,237
Shandong Nanshan Aluminum Co. Ltd., Class A .... 10,163,100 6,792,060
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H ............................. 25,153,200 17,947,580
Shanghai Baosight Software Co. Ltd., Class A ..... 1,421,716 4,310,828
Shanghai BOCHU Electronic Technology Corp. Ltd.,
Class A .............................. 195,392 3,672,156
Shanghai Chicmax Cosmetic Co. Ltd., Class H
(c)
.... 774,600 8,684,381
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B ... 8,835,609 6,176,487
Shanghai Conant Optical Co. Ltd., Class H
(c)
...... 1,929,700 12,067,794
Shanghai Electric Group Co. Ltd., Class A
(a)
....... 8,093,600 10,067,723
Shanghai Electric Power Co. Ltd., Class A ........ 1,686,800 5,502,367
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class
A .................................. 1,289,800 4,963,371
Shanghai Industrial Holdings Ltd. .............. 6,644,000 13,063,655
Shanghai International Airport Co. Ltd., Class A ..... 951,091 4,267,526
Shanghai MicroPort MedBot Group Co. Ltd., Class H
(a)
4,203,500 12,194,222
Shanghai Pharmaceuticals Holding Co. Ltd., Class A . 1,685,200 4,252,193
Shanghai Pudong Development Bank Co. Ltd., Class A 18,577,206 30,201,504
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,509,418 5,712,353
Shanghai RAAS Blood Products Co. Ltd., Class A ... 4,190,434 3,934,741
Shanghai Rural Commercial Bank Co. Ltd., Class A .. 7,158,500 9,538,928
Shanghai United Imaging Healthcare Co. Ltd., Class A 479,224 9,045,776
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd., Class A .......................... 841,800 4,947,888
Shanjin International Gold Co. Ltd., Class A ....... 1,823,900 5,496,962
Shanxi Coking Coal Energy Group Co. Ltd., Class A . 4,236,400 4,041,256
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A .......................... 2,206,500 4,070,129
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 704,739 19,417,645
Shengyi Technology Co. Ltd., Class A ........... 1,803,208 14,809,015
Shennan Circuits Co. Ltd., Class A ............. 470,162 13,114,076
Shenwan Hongyuan Group Co. Ltd., Class A ...... 17,162,292 12,530,398
Shenzhen Goodix Technology Co. Ltd., Class A .... 395,348 4,478,764
Shenzhen Inovance Technology Co. Ltd., Class A ... 951,285 9,538,666
Shenzhen International Holdings Ltd. ........... 12,867,250 14,273,779
Security Shares Value
a
China (continued)
Shenzhen Investment Ltd.
(a)(c)
................. 33,330,000 $ 3,815,538
Shenzhen Longsys Electronics Co. Ltd., Class A
(a)
... 208,800 7,464,779
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A .............................. 644,546 18,665,586
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A .......................... 482,600 4,027,412
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 818,400 7,170,344
Shenzhen Transsion Holdings Co. Ltd., Class A .... 713,114 6,496,792
Shenzhou International Group Holdings Ltd. ....... 8,194,600 73,398,739
Shoucheng Holdings Ltd.
(c)
.................. 29,554,800 7,810,935
Shougang Fushan Resources Group Ltd. ......... 25,892,000 9,687,993
Shui On Land Ltd. ........................ 58,165,166 5,391,059
Sichuan Biokin Pharmaceutical Co. Ltd., Class A
(a)
.. 162,780 8,738,322
Sichuan Changhong Electric Co. Ltd., Class A ..... 3,279,200 4,410,963
Sichuan Chuantou Energy Co. Ltd., Class A ....... 3,561,078 7,349,031
Sichuan Kelun Pharmaceutical Co. Ltd., Class A .... 1,172,120 5,721,091
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.,
Class H
(a)(c)
........................... 519,500 30,527,500
Sichuan Road and Bridge Group Co. Ltd., Class A ... 5,337,000 7,119,271
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 57,242,000 9,956,388
Simcere Pharmaceutical Group Ltd.
(b)
........... 9,831,000 17,229,636
Sino Biopharmaceutical Ltd. ................. 103,802,000 94,362,138
Sinofert Holdings Ltd. ...................... 31,886,000 6,277,281
Sinolink Securities Co. Ltd., Class A ............ 5,706,900 7,410,695
Sinopec Engineering Group Co. Ltd., Class H ...... 17,260,500 16,294,680
Sinopec Kantons Holdings Ltd.
(c)
.............. 16,338,000 8,718,098
Sinopharm Group Co. Ltd., Class H ............ 12,931,600 33,356,999
Sinotruk Hong Kong Ltd. .................... 6,875,000 23,923,500
Skyworth Group Ltd.
(a)(c)
.................... 9,616,000 4,949,807
SMI Holdings Group Ltd., NVS
(a)(c)(d)
............ 11,875,953 15
Smoore International Holdings Ltd.
(b)(c)
........... 18,935,000 32,414,879
SooChow Securities Co. Ltd., Class A ........... 7,459,840 9,442,077
Spring Airlines Co. Ltd., Class A ............... 756,380 5,886,463
SSY Group Ltd.
(c)
......................... 15,104,411 5,963,064
Sun Art Retail Group Ltd.
(c)
.................. 27,525,000 5,701,539
Sunac China Holdings Ltd.
(a)(c)
................ 84,412,837 14,926,928
Sunac Services Holdings Ltd.
(b)(c)
.............. 14,014,000 2,761,579
Sungrow Power Supply Co. Ltd., Class A ......... 1,297,875 33,797,689
Sunny Optical Technology Group Co. Ltd. ........ 7,212,100 59,181,041
Sunshine Lake Pharma Co. Ltd., Class H
(a)
....... 808,154 4,826,721
Sunwoda Electronic Co. Ltd., Class A ........... 1,640,800 6,879,068
SUPCON Technology Co. Ltd., Class A .......... 832,306 5,891,240
Superb Summit International Group Ltd., NVS
(a)(d)
... 998,771 1
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A .............................. 1,233,286 13,222,021
Suzhou TFC Optical Communication Co. Ltd., Class A 519,296 11,654,517
SY Holdings Group Ltd.
(c)
................... 6,884,500 9,195,035
TAL Education Group, ADR
(a)
................. 4,183,042 46,013,462
TBEA Co. Ltd., Class A ..................... 3,294,687 10,204,027
TCL Electronics Holdings Ltd. ................ 11,251,000 14,808,550
TCL Technology Group Corp., Class A ........... 14,839,512 8,605,403
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(a)
......................... 2,484,638 3,311,305
Tencent Holdings Ltd. ...................... 65,217,400 5,152,926,891
Tencent Music Entertainment Group, ADR ........ 5,874,267 108,380,226
Tiangong International Co. Ltd.
(c)
.............. 16,716,000 6,765,361
Tianli International Holdings Ltd.
(c)
.............. 16,022,000 5,000,669
Tianneng Power International Ltd.
(c)
............ 8,106,000 7,987,876
Tianqi Lithium Corp., Class A
(a)
................ 1,058,800 8,272,424
Tianshan Aluminum Group Co. Ltd., Class A ....... 3,278,700 5,948,771
Tianshui Huatian Technology Co. Ltd., Class A ..... 2,983,136 4,627,687
Tingyi Cayman Islands Holding Corp. ........... 19,972,000 30,656,041
Tong Ren Tang Technologies Co. Ltd., Class H
(c)
.... 7,927,000 4,829,526
Tongcheng Travel Holdings Ltd. ............... 13,533,600 38,200,911

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
TongFu Microelectronics Co. Ltd., Class A ........ 1,107,500 $ 5,758,409
Tongling Nonferrous Metals Group Co. Ltd., Class A . 11,483,400 8,319,555
Tongwei Co. Ltd., Class A
(a)
.................. 2,834,977 9,216,402
Topsports International Holdings Ltd.
(b)
........... 22,280,000 9,868,201
Towngas Smart Energy Co. Ltd.
(a)(c)
............. 13,127,000 6,571,002
TravelSky Technology Ltd., Class H ............ 9,384,000 12,725,992
Trina Solar Co. Ltd., Class A
(a)
................ 1,607,816 4,121,858
Trip.com Group Ltd. ....................... 6,295,491 438,741,910
Tsingtao Brewery Co. Ltd., Class A ............. 287,994 2,592,133
Tsingtao Brewery Co. Ltd., Class H ............. 6,438,000 43,549,403
Tuya, Inc., Class A, ADR .................... 2,918,552 6,566,742
UBTech Robotics Corp. Ltd., Class H
(a)(c)
......... 2,048,700 29,958,014
Unigroup Guoxin Microelectronics Co. Ltd., Class A .. 579,933 6,280,185
Unisplendour Corp. Ltd., Class A .............. 1,997,835 7,088,799
Up Fintech Holding Ltd., Class A, ADR
(a)
......... 1,170,143 10,320,661
Victory Giant Technology Huizhou Co. Ltd., Class A .. 565,700 21,829,142
Vipshop Holdings Ltd., ADR .................. 3,197,402 62,796,975
Vnet Group, Inc., ADR
(a)(c)
................... 1,406,900 12,577,686
Wanguo Gold Group Ltd.
(c)
.................. 11,088,000 11,336,302
Wanhua Chemical Group Co. Ltd., Class A ........ 1,644,686 15,654,479
Want Want China Holdings Ltd. ............... 48,302,000 28,949,277
Wasion Holdings Ltd. ...................... 3,940,000 7,129,620
Weibo Corp., ADR ........................ 864,009 8,588,249
Weichai Power Co. Ltd., Class A ............... 2,606,180 6,401,438
Weichai Power Co. Ltd., Class H .............. 20,197,000 50,170,774
Weimob, Inc.
(a)(b)(c)
........................ 36,934,000 9,489,608
Wens Foodstuff Group Co. Ltd., Class A ......... 3,825,741 9,784,545
West China Cement Ltd. .................... 24,654,000 9,638,039
Western Mining Co. Ltd., Class A .............. 1,840,100 6,014,461
Western Securities Co. Ltd., Class A ............ 6,532,991 7,436,107
Western Superconducting Technologies Co. Ltd., Class
A .................................. 658,720 6,182,751
Wingtech Technology Co. Ltd., Class A
(a)
......... 790,300 4,587,078
Wuhan Guide Infrared Co. Ltd., Class A
(a)
........ 4,488,042 7,804,680
Wuliangye Yibin Co. Ltd., Class A .............. 2,248,474 37,553,901
WUS Printed Circuit Kunshan Co. Ltd., Class A ..... 1,497,396 14,836,847
WuXi AppTec Co. Ltd., Class A ................ 1,805,579 23,430,424
WuXi AppTec Co. Ltd., Class H
(b)
.............. 3,631,307 47,444,982
Wuxi Biologics Cayman, Inc.
(a)(b)
............... 35,340,500 142,323,715
WuXi XDC Cayman, Inc.
(a)(c)
.................. 3,780,500 31,936,276
XCMG Construction Machinery Co. Ltd., Class A .... 8,447,059 12,361,104
XD, Inc. ............................... 3,289,600 29,983,702
Xiaomi Corp., Class B
(a)(b)
................... 174,467,200 927,420,022
Xinjiang Daqo New Energy Co. Ltd., Class A
(a)
..... 1,360,250 5,540,132
Xinyi Solar Holdings Ltd.
(c)
................... 43,016,800 17,865,795
XPeng, Inc., Class A
(a)
..................... 12,726,750 138,696,214
XtalPi Holdings Ltd.
(a)(c)
..................... 17,296,000 22,378,652
Xtep International Holdings Ltd.
(c)
.............. 15,182,500 10,981,059
XXF Group Holdings Ltd.
(a)(c)
................. 9,840,000 10,072,993
Yadea Group Holdings Ltd.
(b)
................. 12,452,000 19,762,083
Yankuang Energy Group Co. Ltd., Class A ........ 2,726,321 5,368,896
Yankuang Energy Group Co. Ltd., Class H ........ 33,638,700 43,961,940
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 968,168 7,744,800
Yealink Network Technology Corp. Ltd., Class A .... 911,938 4,370,588
Yidu Tech, Inc.
(a)(b)(c)
....................... 8,254,200 5,484,399
Yihai International Holding Ltd.
(c)
............... 5,498,000 8,784,317
Yixin Group Ltd.
(b)(c)
....................... 22,793,000 7,119,388
Yonyou Network Technology Co. Ltd., Class A
(a)
.... 2,337,883 4,741,621
Youngor Fashion Co. Ltd., Class A ............. 2,487,832 2,719,718
Youyuan International Holdings Ltd., NVS
(a)(c)(d)
..... 4,800,100 6
YTO Express Group Co. Ltd., Class A ........... 2,505,653 6,055,229
Yuexiu Property Co. Ltd.
(c)
................... 14,601,576 8,485,427
Yuexiu Real Estate Investment Trust ............ 32,907,751 3,723,972
Yuexiu Transport Infrastructure Ltd. ............. 13,652,000 7,707,556
Security Shares Value
a
China (continued)
Yum China Holdings, Inc. ................... 3,724,147 $ 180,059,240
Yunnan Aluminium Co. Ltd., Class A ............ 3,008,053 10,567,592
Yunnan Baiyao Group Co. Ltd., Class A .......... 1,031,618 8,188,291
Yunnan Yuntianhua Co. Ltd., Class A ........... 1,486,600 6,528,735
Yutong Bus Co. Ltd., Class A ................. 1,677,800 7,383,578
Zai Lab Ltd.
(a)
........................... 10,600,390 21,689,673
Zangge Mining Co. Ltd., Class A ............... 1,581,546 13,652,698
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A .............................. 327,269 7,956,675
Zhaojin Mining Industry Co. Ltd., Class H ......... 17,807,500 66,763,208
Zhejiang China Commodities City Group Co. Ltd.,
Class A .............................. 3,404,620 7,956,787
Zhejiang Chint Electrics Co. Ltd., Class A ......... 1,688,073 6,727,821
Zhejiang Dahua Technology Co. Ltd., Class A ...... 2,371,658 6,383,658
Zhejiang Expressway Co. Ltd., Class H .......... 16,775,800 16,281,806
Zhejiang Huayou Cobalt Co. Ltd., Class A ........ 1,427,791 12,562,598
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A .............................. 818,994 4,243,414
Zhejiang Juhua Co. Ltd., Class A .............. 2,034,800 9,680,841
Zhejiang Leapmotor Technology Co. Ltd., Class H
(a)(b)
5,431,800 37,159,334
Zhejiang NHU Co. Ltd., Class A ............... 2,665,934 9,207,323
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 1,386,500 8,489,820
Zhejiang Weiming Environment Protection Co. Ltd.,
Class A .............................. 2,001,073 6,410,568
Zhejiang Zheneng Electric Power Co. Ltd., Class A .. 7,896,500 5,627,251
Zheshang Securities Co. Ltd., Class A ........... 4,151,400 6,448,803
ZhongAn Online P&C Insurance Co. Ltd., Class H
(a)(b)(c)
10,371,300 20,559,990
Zhongji Innolight Co. Ltd., Class A ............. 697,267 51,122,974
Zhongjin Gold Corp. Ltd., Class A .............. 3,166,740 10,088,465
Zhongsheng Group Holdings Ltd. .............. 7,510,500 11,339,143
Zhongtai Securities Co. Ltd., Class A ............ 6,032,800 5,669,764
Zhou Hei Ya International Holdings Co. Ltd.
(b)(c)
..... 10,972,500 2,385,915
Zhuzhou CRRC Times Electric Co. Ltd., Class H .... 5,372,800 26,671,228
Zijin Mining Group Co. Ltd., Class A ............ 14,073,050 57,176,743
Zijin Mining Group Co. Ltd., Class H ............ 60,452,000 240,391,850
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A .......................... 5,739,000 6,573,991
ZTE Corp., Class A ....................... 2,088,239 12,489,070
ZTE Corp., Class H
(c)
...................... 8,195,640 33,249,929
ZTO Express Cayman, Inc. .................. 4,221,379 86,824,999
30,925,919,471
a
Colombia  — 0.1%
Cementos Argos SA ....................... 6,485,318 18,854,375
Grupo Argos SA .......................... 3,409,525 15,812,490
Grupo Cibest SA ......................... 2,592,600 44,105,688
Grupo de Inversiones Suramericana SA ......... 1,272,331 18,460,984
Interconexion Electrica SA ESP ............... 4,952,506 32,962,736
130,196,273
a
Czech Republic  — 0.1%
CEZ A.S. .............................. 1,474,603 90,219,432
Komercni Banka A.S. ...................... 820,667 45,954,867
Moneta Money Bank A.S.
(b)
.................. 2,788,852 25,394,049
161,568,348
a
Egypt  — 0.1%
Commercial International Bank - Egypt (CIB) ...... 20,808,390 46,956,212
Eastern Co. SAE ......................... 13,335,084 12,901,309
EFG Holding S.A.E.
(a)
...................... 14,783,837 8,315,987
E-Finance for Digital & Financial Investments ...... 10,327,194 3,380,954
Fawry for Banking & Payment Technology Services
SAE
(a)
............................... 18,270,257 5,732,267
Talaat Moustafa Group ..................... 7,750,786 11,710,709

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Egypt (continued)
Telecom Egypt Co. ........................ 4,706,598 $ 6,272,172
95,269,610
a
Greece  — 0.6%
Aegean Airlines SA ....................... 329,247 5,483,119
Aktor SA Holding Company Technical And Energy
Projects
(a)(c)
........................... 872,041 9,380,163
Alpha Bank SA .......................... 22,728,838 92,795,791
Athens International Airport SA ................ 431,263 5,079,222
Athens Water Supply & Sewage Co. SA .......... 444,043 3,792,205
Autohellas Tourist and Trading SA ............. 43,676 583,827
Cenergy Holdings SA ...................... 547,845 9,407,233
Eurobank Ergasias Services and Holdings SA ..... 26,033,369 103,112,652
FF Group
(a)(d)
............................ 343,633 4
GEK TERNA SA ......................... 609,784 17,586,037
Hellenic Telecommunications Organization SA ..... 1,576,215 31,327,757
HELLENiQ ENERGY Holdings S.A. ............ 675,973 6,485,949
Holding Co. ADMIE IPTO SA ................. 1,946,341 6,362,019
Intralot SA-Integrated Information Systems & Gaming
Services
(a)(c)
........................... 6,351,094 7,377,406
JUMBO SA ............................. 1,158,777 36,787,895
LAMDA Development SA
(a)
.................. 856,665 6,960,027
Motor Oil Hellas Corinth Refineries SA .......... 534,055 17,610,091
National Bank of Greece SA ................. 8,857,017 138,787,539
OPAP SA .............................. 1,883,974 38,504,940
Optima bank SA ......................... 1,546,372 13,816,099
Piraeus Financial Holdings SA
(a)
............... 11,591,151 95,152,022
Public Power Corp. SA ..................... 1,849,972 37,396,629
Sarantis SA ............................ 254,153 3,645,043
Titan SA ............................... 415,588 21,936,834
709,370,503
a
Hong Kong  — 0.0%
China Lumena New Materials Corp., NVS
(a)(c)(d)
..... 43,450 —
China Metal Recycling Holdings Ltd.
(a)(d)
.......... 62,400 —
FIH Mobile Ltd.
(a)
......................... 2,171,000 5,305,127
Jinchuan Group International Resources Co. Ltd.
(a)(c)(d)
36,676,000 2,562,631
Zijin Gold International Co. Ltd.
(a)
.............. 2,630,600 47,032,620
54,900,378
a
Hungary  — 0.3%
Magyar Telekom Telecommunications PLC ........ 4,089,344 21,887,059
MOL Hungarian Oil & Gas PLC ............... 3,862,640 34,217,841
OTP Bank Nyrt .......................... 2,273,273 236,630,057
Richter Gedeon Nyrt ....................... 1,294,972 38,358,496
331,093,453
a
India  — 16.9%
360 ONE WAM Ltd. ....................... 2,038,026 27,026,951
3M India Ltd. ............................ 35,540 13,866,843
Aarti Industries Ltd. ....................... 2,025,558 8,680,147
Aarti Pharmalabs Ltd. ...................... 641,211 5,047,905
Aavas Financiers Ltd.
(a)
..................... 441,335 7,653,165
ABB India Ltd. ........................... 538,449 31,210,965
ACC Ltd. .............................. 984,801 20,408,210
Action Construction Equipment Ltd. ............ 527,091 5,868,456
Acutaas Chemicals Ltd. .................... 530,290 10,924,589
Adani Enterprises Ltd. ..................... 1,632,178 41,698,265
Adani Ports & Special Economic Zone Ltd. ........ 5,455,125 92,809,642
Adani Power Ltd.
(a)
........................ 29,650,759 49,021,486
Aditya Birla Fashion and Retail Ltd.
(a)
........... 6,884,908 6,035,973
Aditya Birla Lifestyle Brands Ltd.
(a)
............. 4,545,659 6,645,882
Aditya Birla Real Estate Ltd. ................. 606,229 12,048,662
Aegis Logistics Ltd. ....................... 1,566,309 13,399,355
Afcons Infrastructure Ltd. ................... 1,793,110 8,132,241
Security Shares Value
a
India (continued)
Affle 3i Ltd.
(a)
............................ 837,013 $ 15,583,580
AGI Greenpac Ltd. ........................ 219,057 1,881,100
AIA Engineering Ltd. ....................... 482,699 20,865,945
Ajanta Pharma Ltd. ....................... 514,498 14,757,004
Alembic Pharmaceuticals Ltd. ................ 701,905 7,124,763
Alkem Laboratories Ltd. .................... 442,869 28,171,868
Alkyl Amines Chemicals .................... 227,060 4,277,536
Alok Industries Ltd.
(a)
...................... 15,668,657 2,980,166
Amara Raja Energy & Mobility Ltd. ............. 1,178,260 12,572,782
Amber Enterprises India Ltd.
(a)
................ 227,139 18,289,744
Ambuja Cements Ltd. ...................... 6,419,248 39,581,270
Anand Rathi Wealth Ltd. .................... 439,766 14,217,509
Anant Raj Ltd. ........................... 1,349,975 8,735,277
Angel One Ltd. .......................... 465,578 14,114,853
Apar Industries Ltd. ....................... 190,134 19,544,453
APL Apollo Tubes Ltd. ..................... 1,930,430 37,186,242
Apollo Hospitals Enterprise Ltd. ............... 1,060,534 87,154,150
Apollo Tyres Ltd. ......................... 3,155,106 18,167,103
Aptus Value Housing Finance India Ltd. .......... 3,293,776 10,319,184
Archean Chemical Industries Ltd. .............. 615,122 3,530,101
Arvind Ltd. ............................. 1,488,995 5,897,588
Asahi India Glass Ltd. ...................... 762,112 8,721,570
Ashok Leyland Ltd. ....................... 30,465,149 54,037,109
Ashoka Buildcon Ltd.
(a)
..................... 1,777,538 3,549,908
Asian Paints Ltd. ......................... 3,874,762 124,839,167
Aster DM Healthcare Ltd.
(b)
.................. 2,387,351 17,802,436
Astra Microwave Products Ltd. ................ 598,822 6,256,042
Astral Ltd. .............................. 1,297,216 20,939,099
AstraZeneca Pharma India Ltd. ............... 88,713 8,963,244
Atul Ltd. ............................... 146,167 9,611,583
AU Small Finance Bank Ltd.
(b)
................ 3,814,185 40,828,669
Aurobindo Pharma Ltd. ..................... 2,642,231 36,324,039
Authum Investment & Infrastucture Ltd. .......... 420,806 12,776,422
Avanti Feeds Ltd. ......................... 764,280 6,961,963
Avenue Supermarts Ltd.
(a)(b)
.................. 1,676,174 75,076,467
AWL Agri Business Ltd.
(a)
................... 3,719,450 10,793,882
Axis Bank Ltd. ........................... 23,269,267 333,952,127
Azad Engineering Ltd.
(a)
.................... 342,284 6,462,253
Bajaj Auto Ltd. ........................... 687,926 69,941,830
Bajaj Electricals Ltd. ....................... 621,022 3,352,496
Bajaj Finance Ltd. ........................ 28,461,736 331,345,681
Bajaj Finserv Ltd. ......................... 3,968,488 93,190,329
Bajaj Holdings & Investment Ltd. .............. 303,207 39,073,560
Balkrishna Industries Ltd. ................... 821,008 21,252,048
Balrampur Chini Mills Ltd. ................... 1,962,137 9,845,736
Bandhan Bank Ltd.
(b)
...................... 7,933,220 13,374,039
Bank of Baroda .......................... 10,709,796 34,804,072
BASF India Ltd. .......................... 153,314 7,132,047
Bata India Ltd. ........................... 678,840 7,597,267
Bayer CropScience Ltd. .................... 182,069 9,496,106
BEML Ltd. ............................. 474,582 9,735,247
Bharat Electronics Ltd. ..................... 37,598,648 173,805,654
Bharat Forge Ltd. ......................... 2,677,785 43,087,776
Bharat Heavy Electricals Ltd. ................. 10,803,736 35,249,875
Bharat Petroleum Corp. Ltd. ................. 15,370,067 61,906,899
Bharti Airtel Ltd. .......................... 25,908,050 611,227,748
Biocon Ltd. ............................. 5,435,151 24,259,395
Birla Corp. Ltd. .......................... 388,784 4,879,640
Birlasoft Ltd. ............................ 1,910,194 8,146,974
BlackBuck Ltd.
(a)
......................... 950,633 7,117,344
BLS International Services Ltd. ............... 1,954,099 7,235,580
Blue Dart Express Ltd. ..................... 87,637 5,612,925
Blue Star Ltd. ........................... 1,392,780 27,581,900
Borosil Renewables Ltd.
(a)
................... 844,931 5,514,581

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Bosch Ltd. ............................. 80,712 $ 32,636,520
Brigade Enterprises Ltd. .................... 1,460,390 14,652,159
Britannia Industries Ltd. .................... 1,119,396 73,160,111
Brookfield India Real Estate Trust
(b)
............. 3,390,939 12,623,026
BSE Ltd. .............................. 1,743,584 56,833,551
Can Fin Homes Ltd. ....................... 1,208,953 12,005,455
Canara Bank ............................ 18,291,421 31,098,497
Carborundum Universal Ltd. ................. 1,167,557 11,224,481
Cartrade Tech Ltd.
(a)
....................... 517,154 17,901,392
Castrol India Ltd. ......................... 4,079,692 8,792,977
CCL Products India Ltd. .................... 823,078 9,315,897
Ceat Ltd. .............................. 292,977 12,600,492
Central Depository Services India Ltd. ........... 1,122,356 20,366,228
Century Plyboards India Ltd. ................. 669,882 6,014,034
CESC Ltd. ............................. 7,745,341 14,808,313
CG Power & Industrial Solutions Ltd. ............ 7,126,115 53,727,159
Chalet Hotels Ltd. ........................ 927,301 9,202,079
Chambal Fertilisers and Chemicals Ltd. .......... 1,963,472 9,693,182
Chennai Petroleum Corp. Ltd. ................ 662,443 6,799,759
Cholamandalam Financial Holdings Ltd. ......... 1,107,125 22,905,490
Cholamandalam Investment and Finance Co. Ltd. ... 4,348,999 84,729,379
CIE Automotive India Ltd. ................... 1,682,080 7,762,289
Cipla Ltd. .............................. 5,691,504 97,584,712
City Union Bank Ltd. ....................... 5,242,842 15,927,226
Clean Science & Technology Ltd. .............. 359,805 3,685,907
CMS Info Systems Ltd. ..................... 1,565,487 6,224,003
Coal India Ltd. ........................... 18,444,021 77,760,541
Coforge Ltd. ............................ 3,293,265 70,612,117
Cohance Lifesciences Ltd.
(a)
................. 1,329,434 8,388,919
Colgate-Palmolive India Ltd. ................. 1,269,702 30,829,570
Computer Age Management Services Ltd. ........ 506,012 21,989,656
Concord Biotech Ltd. ...................... 222,906 3,545,577
Container Corp. Of India Ltd. ................. 2,682,942 15,374,058
Coromandel International Ltd. ................ 1,236,040 33,005,658
Craftsman Automation Ltd. .................. 137,423 10,792,117
CreditAccess Grameen Ltd.
(a)
................. 625,233 9,370,395
CRISIL Ltd. ............................. 211,185 10,468,351
Crompton Greaves Consumer Electricals Ltd. ...... 6,412,700 19,087,214
Cummins India Ltd. ....................... 1,460,686 73,332,449
Cyient Ltd. ............................. 978,695 12,345,508
Dabur India Ltd. .......................... 5,465,806 31,656,491
Data Patterns India Ltd. .................... 286,209 9,540,815
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 804,305 12,341,532
Deepak Nitrite Ltd. ........................ 671,901 11,737,899
Delhivery Ltd.
(a)
.......................... 5,412,432 25,846,158
Devyani International Ltd.
(a)
.................. 5,448,427 8,289,378
Divi's Laboratories Ltd. ..................... 1,218,107 88,304,691
Dixon Technologies India Ltd. ................ 377,220 61,832,681
DLF Ltd. ............................... 7,629,943 61,930,554
Dodla Dairy Ltd. .......................... 233,694 3,354,157
Dr Lal PathLabs Ltd.
(b)
..................... 398,267 13,607,082
Dr Reddy's Laboratories Ltd. ................. 5,525,574 77,976,355
eClerx Services Ltd. ....................... 244,529 12,459,731
Edelweiss Financial Services Ltd. .............. 6,716,190 8,307,555
Eicher Motors Ltd. ........................ 1,402,058 110,785,563
EID Parry India Ltd.
(a)
...................... 1,196,741 13,822,026
EIH Ltd. ............................... 2,674,546 11,228,767
Elecon Engineering Co. Ltd. ................. 900,025 5,098,981
Electrosteel Castings Ltd. ................... 3,467,501 2,881,462
Elgi Equipments Ltd. ...................... 2,093,343 11,993,234
Emami Ltd. ............................. 2,168,115 12,889,067
Embassy Developments Ltd.
(a)
................ 6,199,966 5,372,487
Embassy Office Parks REIT .................. 8,707,048 41,622,681
Endurance Technologies Ltd.
(b)
................ 453,077 13,443,839
Security Shares Value
a
India (continued)
Engineers India Ltd. ....................... 3,677,656 $ 8,125,117
Equitas Small Finance Bank Ltd.
(a)(b)
............ 6,335,040 4,552,327
Eris Lifesciences Ltd.
(b)
..................... 550,512 9,829,311
Eternal Ltd.
(a)
............................ 23,616,753 79,577,621
Exide Industries Ltd. ....................... 4,634,292 19,474,753
Federal Bank Ltd. ........................ 19,123,973 55,305,258
Fine Organic Industries Ltd. .................. 119,806 5,932,105
Finolex Cables Ltd. ....................... 893,505 7,488,944
Finolex Industries Ltd. ..................... 3,571,293 7,158,833
Firstsource Solutions Ltd. ................... 3,858,706 14,955,370
Five-Star Business Finance Ltd. ............... 2,000,061 13,261,575
Force Motors Ltd. ........................ 56,873 11,355,399
Fortis Healthcare Ltd. ...................... 5,270,263 54,288,869
FSN E-Commerce Ventures Ltd.
(a)
............. 12,551,431 37,602,097
Gabriel India Ltd. ......................... 685,506 7,909,865
GAIL India Ltd. .......................... 23,224,753 45,897,864
Garden Reach Shipbuilders & Engineers Ltd. ...... 298,400 9,352,821
GE Vernova T&D India Ltd. .................. 1,304,568 42,024,453
Genus Power Infrastructures Ltd. .............. 1,067,502 3,783,376
GHCL Ltd. ............................. 1,030,733 6,646,407
Gillette India Ltd. ......................... 77,870 7,569,636
Gland Pharma Ltd.
(b)
....................... 429,152 8,457,040
GlaxoSmithKline Pharmaceuticals Ltd. .......... 446,901 12,868,362
Glenmark Pharmaceuticals Ltd. ............... 1,515,503 33,033,327
Global Health Ltd. ........................ 897,663 12,535,845
GMM Pfaudler Ltd. ........................ 463,158 5,824,304
GMR Airports Ltd.
(a)
....................... 28,145,371 34,203,656
Go Digit General Insurance Ltd.
(a)
.............. 2,818,790 11,314,157
Godawari Power and Ispat Ltd. ............... 2,489,679 6,576,769
Godfrey Phillips India Ltd. ................... 419,779 13,507,602
Godrej Consumer Products Ltd. ............... 4,236,215 54,363,726
Godrej Properties Ltd.
(a)
.................... 1,605,355 38,069,984
Gokaldas Exports Ltd.
(a)
.................... 656,067 6,847,830
Granules India Ltd. ........................ 1,738,638 10,835,506
Graphite India Ltd. ........................ 1,210,494 7,531,649
Grasim Industries Ltd. ...................... 2,822,193 86,621,338
Gravita India Ltd. ......................... 413,724 8,459,959
Great Eastern Shipping Co. Ltd. (The) ........... 1,247,193 15,469,533
Grindwell Norton Ltd. ...................... 504,992 8,788,814
Gujarat Fluorochemicals Ltd. ................. 326,367 12,527,233
Gujarat Gas Ltd. ......................... 1,965,325 8,726,892
Gujarat Mineral Development Corp. Ltd. ......... 1,088,125 6,579,948
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 1,231,077 6,873,037
Gujarat Pipavav Port Ltd. ................... 4,931,797 9,870,598
Gujarat State Fertilizers & Chemicals Ltd. ........ 2,920,581 6,045,764
Gujarat State Petronet Ltd. .................. 3,006,616 9,678,037
Happiest Minds Technologies Ltd. .............. 1,200,625 6,716,372
Havells India Ltd. ......................... 2,214,735 35,733,959
HBL Engineering Ltd. ....................... 1,262,436 12,540,214
HCL Technologies Ltd. ..................... 9,557,192 174,147,331
HDFC Asset Management Co. Ltd.
(b)
............ 1,927,822 57,713,500
HDFC Bank Ltd. ......................... 114,621,885 1,295,233,834
HDFC Life Insurance Co. Ltd.
(b)
............... 9,882,191 84,692,522
HEG Ltd. .............................. 785,853 4,643,629
Hero MotoCorp Ltd. ....................... 1,226,980 84,899,682
Hexaware Technologies Ltd. ................. 1,368,662 11,605,130
HFCL Ltd. .............................. 9,145,450 7,202,648
Himadri Speciality Chemical Ltd. .............. 2,081,919 10,215,377
Hindalco Industries Ltd. .................... 13,532,857 122,850,091
Hindustan Aeronautics Ltd. .................. 2,068,241 105,317,301
Hindustan Construction Co. Ltd.
(a)
.............. 15,608,961 4,200,751
Hindustan Copper Ltd. ..................... 3,064,998 11,246,560
Hindustan Petroleum Corp. Ltd. ............... 9,878,112 50,665,363
Hindustan Unilever Ltd. ..................... 8,320,546 229,783,349

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Hitachi Energy India Ltd. .................... 135,207 $ 33,453,116
Home First Finance Co. India Ltd.
(b)
............ 832,917 10,368,674
Honasa Consumer Ltd.
(a)
.................... 1,180,162 3,838,335
Honeywell Automation India Ltd. ............... 33,118 13,121,300
Hyundai Motor India Ltd. .................... 1,669,897 43,424,136
ICICI Bank Ltd. .......................... 53,789,116 837,622,282
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 2,531,819 55,919,458
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 3,740,368 25,965,001
IDFC First Bank Ltd. ....................... 37,667,092 33,829,697
IFCI Ltd.
(a)
.............................. 7,549,029 4,320,668
IIFL Finance Ltd.
(a)
........................ 2,389,637 15,515,267
India Cements Ltd. (The)
(a)
.................. 459,757 2,023,268
IndiaMart InterMesh Ltd.
(b)
................... 387,122 10,021,059
Indian Energy Exchange Ltd.
(b)
................ 5,315,326 8,305,242
Indian Hotels Co. Ltd. (The) .................. 9,037,272 75,423,904
Indian Oil Corp. Ltd. ....................... 28,428,797 51,560,574
Indian Railway Catering & Tourism Corp. Ltd. ...... 2,659,440 20,476,849
Indraprastha Gas Ltd. ...................... 5,859,719 13,112,562
Indus Towers Ltd.
(a)
....................... 13,548,651 60,955,213
IndusInd Bank Ltd.
(a)
....................... 5,863,460 56,437,397
Infibeam Avenues Ltd.
(a)
.................... 16,166,931 3,496,146
Info Edge India Ltd. ....................... 3,927,748 58,616,999
Infosys Ltd. ............................. 33,520,342 588,141,761
INOX India Ltd. .......................... 245,338 3,222,542
Inox Wind Ltd.
(a)
.......................... 7,631,064 11,530,983
Intellect Design Arena Ltd. ................... 999,758 12,474,393
InterGlobe Aviation Ltd.
(b)
................... 1,938,957 128,462,680
Inventurus Knowledge Solutions Ltd.
(a)
........... 518,073 9,749,596
Ipca Laboratories Ltd. ...................... 1,451,347 23,625,288
IRB Infrastructure Developers Ltd. ............. 21,335,677 10,286,478
IRCON International Ltd.
(b)
................... 3,921,149 7,100,589
ITC Hotels Ltd.
(a)
......................... 7,181,692 16,813,819
ITC Ltd. ............................... 29,622,891 134,233,059
Jai Balaji Industries Ltd.
(a)
................... 1,588,959 1,225,358
Jaiprakash Power Ventures Ltd.
(a)
.............. 40,284,473 8,488,196
Jammu & Kashmir Bank Ltd. (The) ............. 5,290,663 6,350,269
JB Chemicals & Pharmaceuticals Ltd. ........... 704,104 13,961,285
JBM Auto Ltd. ........................... 645,428 4,450,366
Jindal Saw Ltd. .......................... 2,492,744 4,549,467
Jindal Stainless Ltd. ....................... 3,377,766 29,223,326
Jindal Steel Ltd. .......................... 3,752,204 43,946,615
Jio Financial Services Ltd. ................... 29,530,552 101,414,681
JK Cement Ltd. .......................... 383,074 24,734,152
JK Lakshmi Cement Ltd. .................... 518,145 4,395,811
JK Paper Ltd. ........................... 1,339,632 5,523,172
JK Tyre & Industries Ltd. .................... 1,337,596 6,704,261
JM Financial Ltd. ......................... 5,437,010 8,856,424
JSW Energy Ltd. ......................... 4,576,277 25,079,365
JSW Steel Ltd. .......................... 6,284,436 81,805,137
Jubilant Foodworks Ltd. .................... 3,960,447 26,706,493
Jubilant Ingrevia Ltd. ...................... 1,077,338 8,548,204
Jubilant Pharmova Ltd. ..................... 857,454 10,473,796
Jupiter Wagons Ltd. ....................... 1,706,708 5,473,340
Just Dial Ltd.
(a)
........................... 439,939 3,632,809
Jyothy Labs Ltd. ......................... 2,213,860 7,440,649
Jyoti CNC Automation Ltd.
(a)
................. 793,202 8,982,806
Kajaria Ceramics Ltd. ...................... 964,049 11,537,101
Kalpataru Projects International Ltd. ............ 1,200,070 16,155,603
Kalyan Jewellers India Ltd. .................. 4,437,713 25,174,740
Kansai Nerolac Paints Ltd. .................. 2,639,157 6,977,660
Karnataka Bank Ltd. (The) ................... 1,967,015 4,677,118
Karur Vysya Bank Ltd. (The) ................. 6,753,217 18,763,798
Kaveri Seed Co. Ltd. ...................... 427,995 4,770,917
Kaynes Technology India Ltd.
(a)
............... 309,533 19,075,748
Security Shares Value
a
India (continued)
KEC International Ltd. ..................... 1,578,856 $ 12,121,815
KEI Industries Ltd. ........................ 647,977 30,113,908
Kfin Technologies Ltd. ...................... 1,063,845 12,627,077
Kirloskar Brothers Ltd. ..................... 267,775 5,080,589
Kirloskar Oil Engines Ltd. ................... 830,214 10,489,088
Kirloskar Pneumatic Co. Ltd. ................. 348,294 4,248,614
Kotak Mahindra Bank Ltd. ................... 11,092,799 264,188,572
KPI Green Energy Ltd.
(b)
.................... 1,120,989 5,427,841
KPIT Technologies Ltd. ..................... 1,720,727 23,597,091
KPR Mill Ltd. ............................ 1,228,160 14,917,453
Krishna Institute of Medical Sciences Ltd.
(a)(b)
...... 2,398,914 18,407,100
KSB Ltd. .............................. 287,122 2,474,821
L&T Finance Ltd. ......................... 8,198,698 28,718,745
Larsen & Toubro Ltd. ...................... 6,806,403 310,301,948
Laurus Labs Ltd.
(b)
........................ 3,758,611 43,422,321
Lemon Tree Hotels Ltd.
(a)(b)
.................. 7,147,919 12,688,621
LIC Housing Finance Ltd. ................... 3,121,788 19,224,292
Lloyds Engineering Works Ltd. ................ 6,662,088 3,985,884
LMW Ltd. .............................. 68,000 11,449,111
Lodha Developers Ltd.
(b)
.................... 3,090,577 39,823,988
LT Foods Ltd. ........................... 1,873,180 8,591,432
LTIMindtree Ltd.
(b)
........................ 783,643 53,644,076
Lupin Ltd. .............................. 2,342,001 54,673,552
Mahanagar Gas Ltd. ....................... 651,440 8,766,402
Maharashtra Seamless Ltd. .................. 395,416 2,607,691
Mahindra & Mahindra Financial Services Ltd. ...... 5,869,115 24,458,519
Mahindra & Mahindra Ltd. ................... 9,480,387 399,119,423
Mahindra Lifespace Developers Ltd. ............ 1,062,555 4,998,870
Manappuram Finance Ltd. ................... 5,833,257 18,586,850
Mankind Pharma Ltd. ...................... 1,312,381 33,139,609
Marico Ltd. ............................. 5,453,971 43,789,239
Marksans Pharma Ltd. ..................... 1,995,624 4,212,366
Maruti Suzuki India Ltd. .................... 1,276,420 227,522,238
Mastek Ltd. ............................. 263,788 6,549,051
Max Financial Services Ltd.
(a)
................. 2,901,620 55,330,220
Max Healthcare Institute Ltd. ................. 8,068,585 105,133,581
Medplus Health Services Ltd.
(a)
............... 714,457 6,480,421
Metropolis Healthcare Ltd.
(b)
.................. 388,354 8,399,152
Mindspace Business Parks REIT
(b)
............. 2,269,348 11,738,527
MOIL Ltd. .............................. 768,175 2,919,004
Motherson Sumi Wiring India Ltd. .............. 36,418,125 18,659,984
Motilal Oswal Financial Services Ltd. ............ 1,623,656 17,463,326
Mphasis Ltd. ............................ 1,079,948 34,068,464
MRF Ltd. .............................. 25,099 42,844,208
Mrs Bectors Food Specialities Ltd. ............. 300,229 4,373,225
MTAR Technologies Ltd.
(a)
................... 291,645 8,277,664
Multi Commodity Exchange of India Ltd. ......... 244,116 27,598,582
Muthoot Finance Ltd. ...................... 1,299,834 54,509,951
Narayana Hrudayalaya Ltd. .................. 905,298 19,731,142
Natco Pharma Ltd. ........................ 984,341 9,684,805
National Aluminium Co. Ltd. .................. 8,713,909 25,415,804
Nava Ltd. .............................. 1,370,442 8,018,750
Navin Fluorine International Ltd. ............... 343,197 22,048,638
Nazara Technologies Ltd.
(a)
.................. 2,573,522 7,371,339
NBCC India Ltd. ......................... 11,002,261 14,410,711
NCC Ltd. .............................. 5,310,021 10,218,568
Nestle India Ltd. ......................... 6,822,735 96,285,595
Netweb Technologies India Ltd. ............... 207,239 7,650,230
Network18 Media & Investments Ltd.
(a)
.......... 5,522,060 2,791,919
Neuland Laboratories Ltd. ................... 85,403 16,533,913
Newgen Software Technologies Ltd. ............ 753,828 7,449,077
Nexus Select Trust ........................ 8,096,433 14,704,330
NHPC Ltd. ............................. 31,829,336 27,397,839
NIIT Learning Systems Ltd. .................. 961,798 4,290,916

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Nippon Life India Asset Management Ltd.
(b)
....... 1,875,585 $ 18,412,744
NLC India Ltd. ........................... 3,530,590 9,630,921
NMDC Ltd. ............................. 31,643,056 26,240,586
NMDC Steel Ltd.
(a)
........................ 8,759,476 4,112,255
NTPC Ltd. ............................. 43,287,034 158,501,440
Nuvama Wealth Management Ltd. ............. 173,269 14,479,409
Nuvoco Vistas Corp. Ltd.
(a)
.................. 1,385,450 5,538,110
Oberoi Realty Ltd. ........................ 1,335,154 24,652,109
Oil & Natural Gas Corp. Ltd. ................. 31,416,256 85,711,852
Oil India Ltd. ............................ 5,013,068 23,229,828
Ola Electric Mobility Ltd.
(a)
................... 13,959,981 6,449,277
Olectra Greentech Ltd. ..................... 563,280 7,905,491
One 97 Communications Ltd.
(a)
................ 4,138,129 61,281,788
Onesource Specialty Pharma Ltd.
(a)
............ 498,689 8,566,698
Oracle Financial Services Software Ltd. .......... 227,614 20,730,402
Page Industries Ltd. ....................... 64,543 27,718,879
Paradeep Phosphates Ltd.
(b)
................. 4,600,077 8,191,817
PB Fintech Ltd.
(a)
......................... 3,629,740 74,130,937
PCBL CHEMICAL Ltd. ..................... 1,892,521 6,905,288
Persistent Systems Ltd. .................... 1,123,600 80,168,602
Petronet LNG Ltd. ........................ 7,730,595 23,538,719
PG Electroplast Ltd. ....................... 1,712,130 11,364,232
Phoenix Mills Ltd. (The) .................... 2,097,265 40,828,627
PI Industries Ltd. ......................... 817,236 31,084,727
Pidilite Industries Ltd. ...................... 3,154,746 51,908,100
Piramal Finance Ltd.
(a)
..................... 1,093,115 18,926,266
Piramal Pharma Ltd. ....................... 6,493,851 13,632,577
PNB Housing Finance Ltd.
(b)
................. 1,838,971 18,656,356
Poly Medicure Ltd. ........................ 392,509 8,528,691
Polycab India Ltd. ........................ 548,688 45,950,889
Poonawalla Fincorp Ltd.
(a)
................... 2,773,683 14,937,127
Power Finance Corp. Ltd. ................... 15,140,310 61,618,561
Power Grid Corp. of India Ltd. ................ 46,752,708 141,503,713
Praj Industries Ltd. ........................ 1,748,713 6,202,031
Prestige Estates Projects Ltd. ................ 1,852,097 34,815,833
Procter & Gamble Health Ltd. ................ 83,005 5,310,334
PTC India Ltd. ........................... 2,377,550 4,206,999
PTC Industries Ltd.
(a)
...................... 29,268 5,947,673
Punjab National Bank ...................... 23,147,435 32,325,336
PVR Inox Ltd.
(a)
.......................... 823,151 9,842,913
Radico Khaitan Ltd. ....................... 889,250 31,961,694
Rail Vikas Nigam Ltd. ...................... 5,363,410 19,508,685
Railtel Corp. of India Ltd. .................... 1,498,263 5,699,699
Rainbow Children's Medicare Ltd. .............. 542,876 8,230,140
Rajesh Exports Ltd.
(a)
...................... 851,139 1,781,929
Rallis India Ltd. .......................... 1,628,828 4,816,498
Ramco Cements Ltd. (The) .................. 1,278,119 14,864,210
Ramkrishna Forgings Ltd. ................... 975,663 6,016,257
Ratnamani Metals & Tubes Ltd. ............... 245,498 6,511,802
RattanIndia Enterprises Ltd.
(a)
................ 4,896,787 2,384,391
RattanIndia Power Ltd.
(a)
.................... 26,428,594 2,975,527
Raymond Lifestyle Ltd.
(a)
.................... 395,281 4,960,779
RBL Bank Ltd.
(b)
.......................... 5,140,256 18,025,101
REC Ltd. .............................. 12,420,169 50,335,413
Redington Ltd. ........................... 6,353,249 20,056,388
Relaxo Footwears Ltd. ..................... 858,709 3,941,911
Reliance Industries Ltd. .................... 61,588,119 1,083,509,675
Reliance Power Ltd.
(a)
...................... 28,420,169 12,770,369
Religare Enterprises Ltd.
(a)
................... 1,483,896 4,125,766
Rhi Magnesita India Ltd. .................... 617,858 3,209,708
RITES Ltd. ............................. 1,395,523 3,713,535
RR Kabel Ltd. ........................... 343,621 5,410,446
Safari Industries India Ltd. ................... 220,225 5,994,652
Sagility Ltd. ............................. 17,538,935 9,869,334
Security Shares Value
a
India (continued)
SAI Life Sciences Ltd.
(a)(b)
................... 1,252,780 $ 12,407,601
Sammaan Capital Ltd.
(a)
.................... 6,120,185 10,554,415
Samvardhana Motherson International Ltd. ....... 46,719,449 60,996,320
Sanofi India Ltd. ......................... 116,174 5,698,724
Sansera Engineering Ltd.
(b)
.................. 492,343 9,659,873
Sapphire Foods India Ltd.
(a)
.................. 2,154,882 6,009,364
Sarda Energy & Minerals Ltd. ................ 1,083,480 5,944,215
Saregama India Ltd. ....................... 923,790 4,105,274
SBI Cards & Payment Services Ltd. ............ 2,913,397 28,667,390
SBI Life Insurance Co. Ltd.
(b)
................. 4,627,234 102,024,884
Sheela Foam Ltd.
(a)
....................... 433,286 2,913,956
Shipping Corp. of India Ltd. .................. 2,137,508 5,553,140
Shree Cement Ltd. ........................ 92,591 27,381,871
Shree Renuka Sugars Ltd.
(a)
................. 9,879,361 2,961,540
Shriram Finance Ltd. ...................... 14,395,721 137,584,411
Siemens Energy India Ltd.
(a)
................. 898,819 31,791,736
Siemens Ltd. ............................ 906,394 33,510,460
SJVN Ltd. .............................. 9,164,006 8,006,638
SKF India
(a)
............................. 237,669 7,196,431
SKF India Ltd. ........................... 248,719 5,349,603
Sobha Ltd. ............................. 549,182 9,460,318
Solar Industries India Ltd. ................... 281,760 41,903,764
Sona Blw Precision Forgings Ltd.
(b)
............. 4,700,002 27,048,376
Sonata Software Ltd. ...................... 2,147,184 8,611,813
South Indian Bank Ltd. (The) ................. 17,508,892 7,768,936
SRF Ltd. .............................. 1,409,089 46,252,423
Star Health & Allied Insurance Co. Ltd.
(a)
......... 2,794,416 15,243,973
State Bank of India ........................ 18,675,612 204,980,390
Sterling and Wilson Renewable
(a)
.............. 1,568,714 3,980,044
Sterlite Technologies Ltd.
(a)
.................. 2,938,906 3,446,246
Strides Pharma Science Ltd. ................. 944,665 9,305,629
Sumitomo Chemical India Ltd. ................ 1,415,890 7,400,007
Sun Pharmaceutical Industries Ltd. ............. 9,657,938 198,115,048
Sun TV Network Ltd. ...................... 1,273,791 7,933,916
Sundaram Finance Ltd. ..................... 648,029 34,326,949
Sundram Fasteners Ltd. .................... 992,225 10,399,426
Sunteck Realty Ltd. ....................... 775,143 3,677,309
Supreme Industries Ltd. .................... 652,897 24,842,261
Surya Roshni Ltd. ........................ 1,038,131 3,062,360
Suzlon Energy Ltd.
(a)
...................... 102,130,156 61,950,022
Swan Corp. Ltd. .......................... 1,280,632 6,450,243
Swiggy Ltd.
(a)
........................... 8,984,032 38,147,208
Symphony Ltd. .......................... 227,100 2,187,914
Syngene International Ltd.
(b)
................. 1,838,461 13,355,228
Syrma SGS Technology Ltd. ................. 923,606 8,517,338
Tanla Platforms Ltd. ....................... 837,895 5,200,824
Tata Chemicals Ltd. ....................... 1,458,304 13,084,486
Tata Communications Ltd. ................... 1,197,654 24,360,697
Tata Consultancy Services Ltd. ............... 9,049,657 318,762,652
Tata Consumer Products Ltd. ................. 6,133,973 80,525,007
Tata Elxsi Ltd. ........................... 329,818 19,075,235
Tata Investment Corp Ltd. ................... 1,343,630 11,216,452
Tata Motors Ltd.
(a)
........................ 20,030,033 78,823,574
Tata Motors Passenger Vehicles Ltd. ............ 20,218,013 80,936,759
Tata Power Co. Ltd. (The) ................... 16,594,056 72,606,576
Tata Steel Ltd. ........................... 75,633,303 142,443,335
Tata Technologies Ltd. ..................... 1,676,611 12,768,477
Tata Teleservices Maharashtra Ltd.
(a)
............ 6,706,794 3,899,522
Tbo Tek Ltd.
(a)
........................... 427,966 7,928,556
TD Power Systems Ltd. .................... 1,167,353 10,170,885
Tech Mahindra Ltd. ....................... 5,413,171 92,207,476
Techno Electric & Engineering Co. Ltd. .......... 610,659 8,268,669
Tejas Networks Ltd.
(b)
...................... 840,029 4,661,527
Texmaco Rail & Engineering Ltd. .............. 2,599,086 3,738,548

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Thermax Ltd. ........................... 408,999 $ 13,396,416
Tilaknagar Industries Ltd. ................... 1,244,448 6,653,613
Timken India Ltd. ......................... 349,566 12,351,493
Titagarh Rail System Ltd. ................... 942,984 8,752,348
Titan Co. Ltd. ........................... 3,617,652 158,506,455
Torrent Pharmaceuticals Ltd. ................. 1,212,288 50,434,821
Torrent Power Ltd. ........................ 1,805,615 26,638,710
Transformers & Rectifiers India Ltd. ............ 1,214,603 3,700,677
Trent Ltd. .............................. 1,874,500 89,427,352
Trident Ltd. ............................. 18,167,689 5,765,890
Triveni Turbine Ltd. ....................... 1,594,462 9,596,991
TTK Prestige Ltd. ......................... 734,642 5,299,641
Tube Investments of India Ltd. ................ 1,141,447 35,596,877
TVS Holdings Ltd. ........................ 44,607 7,160,370
TVS Motor Co. Ltd. ....................... 2,468,199 97,770,158
Ujjivan Small Finance Bank Ltd.
(a)(b)
............. 10,872,571 6,616,105
UltraTech Cement Ltd. ..................... 1,189,065 154,601,445
Union Bank of India Ltd. .................... 15,499,733 26,663,838
United Spirits Ltd. ........................ 3,265,699 52,997,442
UNO Minda Ltd. .......................... 2,061,832 30,157,241
UPL Ltd. ............................... 4,752,845 40,447,118
Usha Martin Ltd. ......................... 1,567,105 7,527,824
UTI Asset Management Co. Ltd. ............... 636,359 8,140,706
VA Tech Wabag Ltd. ....................... 578,245 8,789,436
Valor Estate Ltd.
(a)
........................ 1,819,793 2,695,593
Vardhman Textiles Ltd. ..................... 1,556,562 7,655,345
Varun Beverages Ltd. ...................... 14,037,154 75,845,946
Vedant Fashions Ltd. ...................... 552,244 3,763,096
Vedanta Ltd. ............................ 14,072,112 83,048,841
Vesuvius India Ltd. ........................ 742,182 3,976,879
V-Guard Industries Ltd. ..................... 2,548,529 9,841,740
Vinati Organics Ltd. ....................... 395,113 7,008,518
VIP Industries Ltd.
(a)
....................... 947,293 4,003,655
Vishal Mega Mart Ltd.
(a)
..................... 21,543,386 32,802,181
V-Mart Retail Ltd.
(a)
........................ 576,019 5,040,066
Vodafone Idea Ltd.
(a)
....................... 280,311,606 31,341,078
Voltamp Transformers Ltd. ................... 67,253 6,159,230
Voltas Ltd. ............................. 2,291,658 35,330,436
WAAREE Energies Ltd. .................... 871,736 31,052,686
Waaree Renewable Technologies Ltd. ........... 325,990 3,884,870
Welspun Corp. Ltd. ....................... 1,380,688 13,260,554
Welspun Living Ltd. ....................... 3,883,323 6,507,517
Westlife Foodworld Ltd. ..................... 820,962 5,205,843
Whirlpool of India Ltd. ...................... 669,214 8,048,819
Wipro Ltd. .............................. 26,157,903 73,292,045
Wockhardt Ltd.
(a)
......................... 785,307 10,876,104
Yes Bank Ltd.
(a)
.......................... 147,703,842 37,980,873
Zee Entertainment Enterprises Ltd. ............. 8,281,072 9,413,357
Zen Technologies Ltd. ...................... 513,972 8,132,867
Zensar Technologies Ltd. ................... 1,465,570 12,317,412
ZF Commercial Vehicle Control Systems India Ltd. .. 74,016 10,926,043
Zydus Lifesciences Ltd. .................... 2,263,100 23,922,024
19,792,071,801
a
Indonesia  — 1.4%
Adaro Andalan Indonesia PT ................. 19,684,700 8,864,320
AKR Corporindo Tbk PT .................... 122,799,900 9,142,392
Alamtri Resources Indonesia Tbk PT ............ 106,461,300 11,582,847
Amman Mineral Internasional PT
(a)
............. 148,767,728 59,009,352
Aneka Tambang Tbk ...................... 90,383,843 15,795,943
Aspirasi Hidup Indonesia Tbk PT .............. 85,223,000 2,138,890
Astra Agro Lestari Tbk PT ................... 7,320,200 3,329,361
Astra International Tbk PT ................... 205,894,300 81,101,807
Bank Aladin Syariah Tbk PT
(a)
................ 60,864,800 3,416,907
Bank Central Asia Tbk PT ................... 562,981,300 280,342,301
Security Shares Value
a
Indonesia (continued)
Bank Jago Tbk PT
(a)
....................... 43,709,400 $ 5,334,188
Bank Mandiri Persero Tbk PT ................ 378,445,500 109,923,956
Bank Negara Indonesia Persero Tbk PT ......... 152,452,300 39,051,932
Bank Rakyat Indonesia Persero Tbk PT .......... 690,411,195 152,930,188
Bank Tabungan Negara Persero Tbk PT ......... 62,747,376 4,510,211
Barito Pacific Tbk PT
(a)
..................... 246,858,988 53,150,114
Barito Renewables Energy Tbk PT ............. 83,765,200 48,269,215
BFI Finance Indonesia Tbk PT ................ 93,437,900 4,207,651
Bukalapak.com PT Tbk
(a)
.................... 702,837,300 7,139,657
Bukit Asam Tbk PT ........................ 61,864,100 8,583,562
Bumi Resources Minerals Tbk PT
(a)
............. 606,541,700 35,618,861
Bumi Resources Tbk PT
(a)
................... 1,258,899,400 18,489,582
Bumi Serpong Damai Tbk PT
(a)
............... 110,724,600 6,258,853
Chandra Asri Pacific Tbk PT ................. 87,715,933 38,976,507
Charoen Pokphand Indonesia Tbk PT ........... 80,782,500 22,467,743
Ciputra Development Tbk PT ................. 117,852,827 6,159,601
Dian Swastatika Sentosa Tbk PT
(a)
............. 10,138,100 66,927,895
Elang Mahkota Teknologi Tbk PT .............. 154,060,700 11,342,328
Energi Mega Persada Tbk PT
(a)
............... 215,194,300 12,731,397
ESSA Industries Indonesia Tbk PT ............. 91,975,700 3,426,550
GoTo Gojek Tokopedia Tbk PT
(a)
............... 9,240,964,100 35,500,962
Hanson International Tbk PT
(a)(d)
............... 783,666,700 —
Indah Kiat Pulp & Paper Tbk PT ............... 29,518,000 15,566,639
Indo Tambangraya Megah Tbk PT ............. 4,910,100 6,504,734
Indocement Tunggal Prakarsa Tbk PT ........... 17,128,400 6,768,554
Indofood Sukses Makmur Tbk PT .............. 45,435,800 20,063,796
Industri Jamu Dan Farmasi Sido Muncul Tbk PT .... 53,531,000 1,751,690
Inti Agri Resources Tbk PT
(a)(d)
................ 291,349,000 —
Japfa Comfeed Indonesia Tbk PT .............. 66,112,400 9,696,803
Jasa Marga Persero Tbk PT ................. 27,282,280 5,686,759
Kalbe Farma Tbk PT ...................... 211,959,900 15,294,833
MD Entertainment Tbk PT
(a)
.................. 35,071,100 16,687,990
Medco Energi Internasional Tbk PT ............. 86,971,080 6,925,686
Medikaloka Hermina Tbk PT ................. 83,926,200 7,063,332
Merdeka Copper Gold Tbk PT
(a)
............... 109,531,488 15,022,668
Mitra Adiperkasa Tbk PT .................... 114,607,500 8,473,311
Mitra Keluarga Karyasehat Tbk PT ............. 23,720,579 3,532,095
MNC Tourism Indonesia Tbk PT
(a)
.............. 814,747,400 6,604,077
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 17,762,300 8,081,868
Pakuwon Jati Tbk PT ...................... 239,050,100 5,482,866
Perusahaan Gas Negara Tbk PT .............. 126,212,700 13,689,736
Petrindo Jaya Kreasi Tbk PT ................. 227,448,400 36,640,753
Petrosea Tbk PT ......................... 38,153,700 22,940,511
Pool Advista Indonesia Tbk PT
(a)(d)
............. 12,679,400 —
Sarana Menara Nusantara Tbk PT ............. 244,534,200 8,004,150
Semen Indonesia Persero Tbk PT ............. 35,791,709 6,257,225
Sugih Energy Tbk PT
(a)(d)
.................... 27,492,211 —
Sumber Alfaria Trijaya Tbk PT ................ 191,017,500 20,668,743
Telkom Indonesia Persero Tbk PT ............. 506,152,500 107,594,685
Trada Alam Minera Tbk PT
(a)(d)
................ 280,960,700 —
Transcoal Pacific Tbk PT .................... 12,936,800 5,845,057
United Tractors Tbk PT ..................... 16,604,800 27,954,128
Waskita Karya Persero Tbk PT
(a)(d)
............. 135,029,644 736,968
XLSMART Telecom Sejahtera Tbk PT ........... 50,219,100 8,714,092
1,583,978,822
a
Kuwait  — 0.7%
Agility Public Warehousing Co. KSCC ........... 17,450,182 8,134,202
Al Ahli Bank of Kuwait KSCP ................. 13,947,023 12,906,789
Arabi Group Holding KSC
(a)
.................. 2,201,842 1,728,763
Arzan Financial Group for Financing & Investment
KPSC ............................... 6,738,986 7,732,101
Boubyan Bank KSCP ...................... 16,026,534 36,914,024
Boubyan Petrochemicals Co. KSCP ............ 5,218,225 10,030,144
Boursa Kuwait Securities Co. KPSC ............ 854,448 10,856,319

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Kuwait (continued)
Burgan Bank SAK ........................ 11,335,689 $ 8,311,762
Commercial Real Estate Co. KSC .............. 11,599,302 7,604,068
Gulf Bank KSCP ......................... 19,392,252 22,506,097
Gulf Cables & Electrical Industries Group Co. KSCP . 1,231,921 8,396,320
Humansoft Holding Co. KSC ................. 1,065,811 8,545,238
Jazeera Airways Co. KSCP .................. 1,223,510 6,863,933
Kuwait Finance House KSCP ................. 109,823,386 284,800,180
Kuwait International Bank KSCP ............... 13,808,239 11,879,635
Kuwait Projects Co. Holding KSCP
(a)
............ 24,792,150 7,094,810
Kuwait Real Estate Co. KSC
(a)
................ 11,704,635 14,921,756
Kuwait Telecommunications Co. ............... 503,104 1,050,626
Mabanee Co. KPSC ....................... 8,289,477 29,058,405
Mobile Telecommunications Co. KSCP .......... 18,858,785 31,948,422
National Bank of Kuwait SAKP ................ 83,034,816 271,658,944
National Industries Group Holding SAK .......... 23,161,993 21,660,428
National Investments Co. KSCP ............... 5,311,664 5,105,925
National Real Estate Co. KPSC
(a)
.............. 13,268,305 3,350,036
Salhia Real Estate Co. KSCP ................ 6,330,702 8,497,310
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC ....................... 7,699,325 3,938,081
Warba Bank KSCP
(a)
...................... 29,118,774 27,606,231
873,100,549
a
Malaysia  — 1.4%
AFFIN Bank Bhd ......................... 4,504,795 2,434,140
Alliance Bank Malaysia Bhd .................. 10,743,500 11,984,489
AMMB Holdings Bhd ...................... 25,526,300 36,784,207
Axiata Group Bhd ........................ 29,187,100 17,051,028
Axis Real Estate Investment Trust ............. 16,912,200 8,394,790
Bursa Malaysia Bhd ....................... 7,112,000 14,206,789
Carlsberg Brewery Malaysia Bhd .............. 2,196,000 8,914,388
CELCOMDIGI BHD ....................... 37,784,300 29,989,717
CIMB Group Holdings Bhd .................. 81,412,800 150,840,687
CTOS Digital Bhd ........................ 17,173,200 3,410,862
Dialog Group Bhd ........................ 36,963,596 16,463,660
Fraser & Neave Holdings Bhd ................ 1,784,500 14,897,822
Frontken Corp. Bhd ....................... 15,281,300 16,085,015
Gamuda Bhd ........................... 48,523,400 62,869,418
Gas Malaysia Bhd ........................ 1,194,700 1,211,442
Genting Bhd ............................ 22,787,600 18,050,446
Genting Malaysia Bhd ..................... 29,454,100 16,755,756
Greatech Technology Bhd
(a)
.................. 11,253,000 4,345,282
Hartalega Holdings Bhd .................... 16,309,500 3,946,386
Heineken Malaysia Bhd .................... 1,668,800 9,108,589
Hong Leong Bank Bhd ..................... 6,845,900 35,035,095
IGB Real Estate Investment Trust .............. 18,479,300 12,297,175
IHH Healthcare Bhd ....................... 23,254,500 46,512,192
IJM Corp. Bhd ........................... 26,038,500 14,580,961
Inari Amertron Bhd ........................ 28,503,900 15,156,028
IOI Corp. Bhd ........................... 25,863,000 24,997,717
IOI Properties Group Bhd ................... 15,039,300 9,436,710
Kelington Group Bhd ...................... 8,131,700 10,463,806
Kossan Rubber Industries Bhd ................ 14,793,500 3,938,723
KPJ Healthcare Bhd ....................... 21,059,400 13,215,291
Kuala Lumpur Kepong Bhd .................. 5,333,800 26,072,053
Malayan Banking Bhd ...................... 59,896,700 143,705,217
Malayan Cement Bhd ...................... 3,231,400 5,246,871
Malaysian Pacific Industries Bhd .............. 1,081,800 8,381,801
Malaysian Resources Corp. Bhd ............... 38,119,900 3,739,583
Maxis Bhd ............................. 25,194,500 24,351,947
MBSB Bhd ............................. 41,617,100 7,103,694
Mega First Corp. Bhd ...................... 9,544,800 7,740,469
MISC Bhd .............................. 14,158,500 25,755,690
MR DIY Group M Bhd
(b)
..................... 29,638,150 10,837,834
Nationgate Holdings Bhd .................... 14,508,700 3,559,556
Security Shares Value
a
Malaysia (continued)
Nestle Malaysia Bhd ....................... 648,200 $ 16,777,792
Pavilion Real Estate Investment Trust ........... 12,115,000 5,311,117
Petronas Chemicals Group Bhd ............... 27,368,600 19,885,121
Petronas Dagangan Bhd .................... 3,089,600 14,834,907
Petronas Gas Bhd ........................ 8,253,800 34,992,517
PPB Group Bhd .......................... 7,451,420 19,855,852
Press Metal Aluminium Holdings Bhd ........... 38,464,600 62,506,678
Public Bank Bhd ......................... 143,941,900 151,598,852
QL Resources Bhd ........................ 20,306,265 19,900,877
RHB Bank Bhd .......................... 16,118,666 27,120,529
Sam Engineering & Equipment M Bhd ........... 1,076,200 990,713
Scientex Bhd ........................... 10,341,000 8,658,163
SD Guthrie Bhd .......................... 21,683,200 27,336,835
Sime Darby Bhd ......................... 27,751,000 13,116,295
Sime Darby Property Bhd ................... 44,806,000 15,094,554
SP Setia Bhd Group ....................... 25,115,200 4,932,454
Sunway Bhd ............................ 26,272,200 34,701,441
Sunway Construction Group Bhd .............. 5,273,200 7,536,114
Sunway Real Estate Investment Trust ........... 28,831,500 15,783,472
Telekom Malaysia Bhd ..................... 12,597,300 22,630,756
Tenaga Nasional Bhd ...................... 27,837,500 88,848,506
TIME dotCom Bhd ........................ 14,848,200 18,863,412
Top Glove Corp. Bhd ...................... 52,186,200 7,519,288
UEM Sunrise Bhd ........................ 17,523,400 2,528,894
United Plantations Bhd ..................... 2,595,300 17,733,816
ViTrox Corp. Bhd ......................... 8,666,500 8,744,604
VS Industry Bhd ......................... 39,496,107 4,314,923
Yinson Holdings Bhd ...................... 18,899,860 10,715,755
YTL Corp. Bhd .......................... 34,373,460 17,755,137
YTL Power International Bhd ................. 31,401,800 24,817,553
Zetrix Ai Bhd ............................ 67,367,400 13,469,819
1,638,750,072
a
Mexico  — 1.9%
Alfa SAB de CV, Class A .................... 35,022,538 27,538,076
Alsea SAB de CV ........................ 5,507,959 15,033,198
America Movil SAB de CV, Series B ............ 180,150,832 207,605,106
Arca Continental SAB de CV ................. 4,971,382 49,705,671
Banco del Bajio SA
(b)
...................... 8,185,559 21,415,473
Bolsa Mexicana de Valores SAB de CV .......... 4,313,978 8,702,916
Cemex SAB de CV, CPO, NVS ............... 153,459,150 165,357,873
Coca-Cola Femsa SAB de CV ................ 5,262,088 46,070,945
Controladora Alpek SAB de CV
(a)
.............. 34,103,749 5,217,775
Controladora Vuela Cia de Aviacion SAB de CV, Class
A
(a)
................................. 9,762,259 7,099,922
Corp Inmobiliaria Vesta SAB de CV ............ 7,697,725 23,975,210
FIBRA Macquarie Mexico
(b)
.................. 11,954,320 20,771,946
Fibra Uno Administracion SA de CV ............ 30,639,517 44,968,987
Fomento Economico Mexicano SAB de CV ....... 17,348,595 166,414,177
GCC SAB de CV ......................... 1,796,457 17,834,997
Genomma Lab Internacional SAB de CV, Class B ... 9,501,424 9,537,247
Gentera SAB de CV ....................... 12,572,764 29,747,045
Gruma SAB de CV, Class B .................. 1,629,310 28,411,655
Grupo Aeroportuario del Centro Norte SAB de CV ... 2,945,870 39,519,182
Grupo Aeroportuario del Pacifico SAB de CV, Class B 3,929,624 93,925,765
Grupo Aeroportuario del Sureste SAB de CV, Class B 1,820,302 55,052,672
Grupo Bimbo SAB de CV, Series A
(c)
............ 13,632,144 43,203,341
Grupo Carso SAB de CV, Series A1 ............ 5,728,536 39,355,709
Grupo Comercial Chedraui SA de CV ........... 2,981,840 21,670,112
Grupo Financiero Banorte SAB de CV, Class O .... 25,401,392 244,506,268
Grupo Financiero Inbursa SAB de CV, Series O .... 15,993,510 38,198,804
Grupo Mexico SAB de CV, Series B ............ 30,986,801 269,011,690
Grupo Televisa SAB, CPO ................... 24,342,056 13,234,438
Industrias Penoles SAB de CV
(a)(c)
.............. 1,986,430 84,934,237
Kimberly-Clark de Mexico SAB de CV, Class A ..... 14,484,439 29,711,264

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Mexico (continued)
La Comer SAB de CV ...................... 6,529,597 $ 14,560,562
Megacable Holdings SAB de CV, CPO .......... 2,695,376 7,580,515
Orbia Advance Corp. SAB de CV .............. 9,727,463 9,035,947
Prologis Property Mexico SA de CV ............ 11,146,906 47,721,987
Promotora y Operadora de Infraestructura SAB de CV 2,113,040 28,878,945
Qualitas Controladora SAB de CV ............. 2,088,778 20,755,384
Regional SAB de CV ...................... 2,502,147 18,774,648
Wal-Mart de Mexico SAB de CV ............... 51,394,909 172,177,579
2,187,217,268
a
Peru  — 0.3%
Cia de Minas Buenaventura SAA, ADR .......... 1,696,621 42,042,268
Credicorp Ltd. ........................... 680,761 175,098,537
Intercorp Financial Services, Inc. .............. 346,742 13,970,235
Southern Copper Corp. ..................... 884,659 119,234,340
350,345,380
a
Philippines  — 0.4%
ACEN Corp. ............................ 54,241,541 2,324,133
Alliance Global Group, Inc. .................. 47,030,600 5,637,738
AREIT, Inc. ............................. 16,809,600 12,153,245
Ayala Corp. ............................. 2,633,145 21,327,374
Ayala Land, Inc. .......................... 70,083,140 24,345,919
Bank of the Philippine Islands ................ 20,547,948 40,819,097
BDO Unibank, Inc. ........................ 25,170,358 56,266,805
Century Pacific Food, Inc. ................... 12,188,900 8,396,821
Converge Information and Communications Technology
Solutions, Inc. ......................... 24,245,800 6,449,561
DigiPlus Interactive Corp. ................... 13,932,500 5,820,552
DMCI Holdings, Inc. ....................... 44,251,100 7,922,867
GT Capital Holdings, Inc. ................... 1,044,430 10,320,525
International Container Terminal Services, Inc. ..... 10,683,600 98,897,641
JG Summit Holdings, Inc., Class B ............. 32,832,101 12,204,618
Jollibee Foods Corp. ...................... 5,034,640 16,225,316
Manila Electric Co. ........................ 2,861,330 28,859,693
Manila Water Co., Inc. ..................... 15,201,000 9,953,421
Megaworld Corp. ......................... 138,472,200 4,795,926
Metropolitan Bank & Trust Co. ................ 18,803,223 21,161,441
PLDT, Inc. ............................. 771,415 17,027,875
Puregold Price Club, Inc. .................... 11,731,150 8,401,540
RL Commercial REIT, Inc. ................... 69,018,100 9,061,972
Robinsons Land Corp. ..................... 27,751,413 7,543,310
Semirara Mining & Power Corp. ............... 9,574,700 4,751,023
SM Investments Corp. ..................... 2,260,162 28,519,394
SM Prime Holdings, Inc. .................... 108,656,496 42,654,464
Universal Robina Corp. ..................... 9,688,530 10,415,508
522,257,779
a
Poland  — 1.1%
Alior Bank SA ........................... 955,203 27,046,085
Allegro.eu SA
(a)(b)
......................... 6,994,856 61,470,969
AmRest Holdings SE ...................... 958,507 3,741,185
Asseco Poland SA ........................ 643,330 34,320,661
Bank Handlowy w Warszawie SA .............. 321,436 9,108,096
Bank Millennium SA
(a)
...................... 7,528,828 32,200,538
Bank Polska Kasa Opieki SA ................. 1,869,673 102,585,112
Benefit Systems SA
(a)
...................... 25,096 24,377,953
Budimex SA
(c)
........................... 137,804 23,605,404
CCC SA
(a)(c)
............................. 560,898 20,759,042
CD Projekt SA ........................... 672,278 47,250,690
Cyfrowy Polsat SA
(a)(c)
...................... 2,794,112 8,740,719
Diagnostyka SA .......................... 191,391 8,944,534
Dino Polska SA
(a)(b)
........................ 5,056,300 56,560,565
Enea SA ............................... 3,235,475 17,840,926
Grupa Azoty SA
(a)(c)
....................... 592,607 3,062,755
Security Shares Value
a
Poland (continued)
Grupa Kety SA .......................... 98,755 $ 26,034,358
Jastrzebska Spolka Weglowa SA
(a)(c)
............ 635,388 4,150,083
KGHM Polska Miedz SA
(a)
................... 1,284,133 74,487,914
KRUK SA .............................. 195,700 25,551,575
LPP SA ............................... 11,683 54,461,941
mBank SA
(a)
............................ 164,353 46,024,386
Orange Polska SA ........................ 6,536,982 17,260,508
ORLEN SA ............................. 5,780,385 148,847,251
Pepco Group N.V.
(c)
....................... 1,794,211 13,162,267
PGE Polska Grupa Energetyczna SA
(a)
.......... 9,274,303 25,083,815
Powszechna Kasa Oszczednosci Bank Polski SA ... 8,820,530 187,024,314
Powszechny Zaklad Ubezpieczen SA ........... 6,010,468 103,638,722
Santander Bank Polska SA .................. 405,752 57,264,202
Tauron Polska Energia SA
(a)
.................. 11,981,924 31,136,799
XTB SA
(b)(c)
............................. 722,795 13,984,053
Zabka Group SA
(a)(c)
....................... 3,167,391 20,211,240
1,329,938,662
a
Qatar  — 0.7%
Al Meera Consumer Goods Co. QSC ........... 1,639,014 6,533,752
Al Rayan Bank .......................... 61,252,747 36,659,779
Baladna
(a)
.............................. 14,408,378 5,771,415
Barwa Real Estate Co. ..................... 18,307,148 12,893,984
Commercial Bank PSQC (The) ................ 35,031,234 38,722,830
Doha Bank QPSC ........................ 18,610,554 13,683,855
Dukhan Bank ........................... 13,836,423 13,199,057
Estithmar Holding QPSC
(a)
................... 12,279,903 12,976,312
Gulf International Services QSC ............... 9,968,978 7,575,595
Industries Qatar QSC ...................... 15,042,818 50,144,102
Mesaieed Petrochemical Holding Co. ........... 50,976,883 16,425,073
Ooredoo QPSC .......................... 8,075,158 28,273,765
Qatar Aluminum Manufacturing Co. ............. 31,711,119 13,342,027
Qatar Electricity & Water Co. QSC ............. 5,265,739 21,410,259
Qatar Fuel QSC .......................... 4,014,631 16,477,511
Qatar Gas Transport Co. Ltd. ................. 26,422,895 32,715,994
Qatar International Islamic Bank QSC ............ 10,857,353 32,915,512
Qatar Islamic Bank QPSC ................... 18,412,621 117,475,586
Qatar National Bank QPSC .................. 47,793,656 237,335,777
Qatar Navigation QSC ..................... 7,884,768 23,949,159
United Development Co. QSC ................ 25,636,666 6,395,838
Vodafone Qatar PQSC ..................... 29,938,808 19,820,117
764,697,299
a
Russia  — 0.0%
Aeroflot PJSC
(a)(d)
......................... 12,448,217 1,604
Alrosa PJSC
(a)(d)
.......................... 22,555,750 2,906
Credit Bank of Moscow PJSC
(a)(d)
.............. 131,641,331 16,959
Federal Grid Co. - Rosseti PJSC
(a)(d)
............ 2,175,770,000 280
Mobile TeleSystems PJSC
(a)(d)
................ 7,617,292 981
Moscow Exchange MICEX-RTS PJSC
(a)(d)
........ 12,320,031 1,587
Ozon Holdings PLC, ADR
(a)(d)
................. 453,223 58
PhosAgro PJSC
(a)(d)
....................... 7,905 79
PhosAgro PJSC, GDR
(a)(d)(e)
.................. 1 —
Polyus PJSC
(a)(d)
......................... 2,907,870 38
Ros Agro PLC, GDR
(a)(d)(e)
................... 300,309 39
Rosneft Oil Co. PJSC
(a)(d)
.................... 9,721,202 1,252
Sberbank of Russia PJSC
(a)(d)
................. 91,862,230 11,834
Segezha Group PJSC
(a)(b)(d)
.................. 34,454,100 4,439
Severstal PAO
(a)(d)
........................ 1,835,503 237
Sistema AFK PAO
(a)(d)
...................... 30,748,700 3,961
Sovcomflot PJSC
(a)(d)
...................... 4,464,400 575
T-Tekhnologii MKPAO, GDR
(a)(d)(e)
.............. 1,042,828 134
United Co. RUSAL International PJSC
(a)(d)
........ 26,465,860 3,409
VK IPJSC, GDR
(a)(d)
....................... 956,753 123
VTB Bank PJSC
(a)(d)
....................... 5,137,107 1

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Russia (continued)
X5 Retail Group N.V., GDR
(a)(d)(e)
............... 1,023,928 $ 132
50,628
a
Saudi Arabia  — 3.0%
Abdullah Al Othaim Markets Co. ............... 4,696,706 8,513,759
ACWA Power Co.
(a)
....................... 1,579,629 80,473,732
Ades Holding Co. ......................... 3,277,587 14,873,456
Advanced Petrochemical Co.
(a)
................ 1,355,705 11,448,569
Al Babtain Power & Telecommunication Co. ....... 421,725 7,403,310
Al Hammadi Holding ....................... 861,317 6,845,122
Al Masane Al Kobra Mining Co. ............... 664,610 14,067,440
Al Moammar Information Systems Co. ........... 240,443 10,245,026
Al Rajhi Bank ........................... 19,930,598 509,785,261
Al Rajhi Co. for Co-operative Insurance
(a)
......... 407,534 9,412,187
Al-Dawaa Medical Services Co. ............... 229,076 3,462,290
Aldrees Petroleum and Transport Services Co. ..... 510,316 17,614,151
Alinma Bank ............................ 12,362,812 79,853,135
AlKhorayef Water & Power Technologies Co. ...... 180,979 6,517,460
Almarai Co. JSC ......................... 5,059,834 60,290,512
Almunajem Foods Co. ..................... 205,028 2,949,229
Alujain Corp. ............................ 651,574 5,375,347
Arab National Bank ....................... 9,067,652 53,626,528
Arabian Cement Co. ....................... 957,868 5,400,287
Arabian Centres Co.
(b)
...................... 2,484,920 13,215,603
Arabian Contracting Services Co.
(a)
............. 212,034 6,665,744
Arabian Drilling Co. ....................... 271,128 6,637,725
Arabian Internet & Communications Services Co. ... 234,307 14,040,495
Arriyadh Development Co. ................... 1,746,545 12,301,970
Astra Industrial Group Co. ................... 438,510 15,898,629
Bank AlBilad ............................ 7,566,648 52,890,682
Bank Al-Jazira
(a)
.......................... 6,336,830 19,548,752
Banque Saudi Fransi ...................... 12,558,281 55,054,917
BinDawood Holding Co. .................... 1,860,231 2,471,533
Bupa Arabia for Cooperative Insurance Co. ....... 853,380 33,446,388
Catrion Catering Holding Co. ................. 487,926 10,795,020
City Cement Co. ......................... 1,138,070 3,864,909
Co. for Cooperative Insurance (The) ............ 783,220 25,157,742
Dallah Healthcare Co. ...................... 386,558 13,417,707
Dar Al Arkan Real Estate Development Co.
(a)
...... 5,528,360 23,096,167
Dr Sulaiman Al Habib Medical Services Group Co. .. 909,688 58,634,010
East Pipes Integrated Co. for Industry ........... 133,649 4,785,871
Eastern Province Cement Co. ................ 779,783 4,829,031
Electrical Industries Co. .................... 6,083,477 18,606,945
Elm Co. ............................... 250,948 51,279,185
Emaar Economic City
(a)
..................... 2,199,504 6,508,015
Etihad Etisalat Co. ........................ 3,895,874 65,315,512
Etihad GO Telecom Co. .................... 215,707 5,185,521
First Milling Co. .......................... 182,537 2,415,422
flynas Co. SJSC
(a)
........................ 511,991 8,689,672
Jabal Omar Development Co.
(a)
............... 5,946,065 24,097,733
Jahez International Co.
(a)
.................... 1,076,381 4,664,021
Jamjoom Pharmaceuticals Factory Co. .......... 217,215 8,754,282
Jarir Marketing Co. ........................ 5,736,264 19,422,043
Leejam Sports Co. JSC .................... 312,578 9,519,238
Lumi Rental Co.
(a)
........................ 190,910 2,696,636
Maharah Human Resources Co. ............... 2,458,751 3,600,624
Makkah Construction & Development Co. ........ 1,013,278 22,634,634
Middle East Healthcare Co. .................. 446,483 4,762,582
Middle East Paper Co.
(a)
.................... 585,756 3,724,503
Mobile Telecommunications Co. Saudi Arabia ...... 4,603,629 13,182,805
Mouwasat Medical Services Co. ............... 1,010,380 18,694,006
National Agriculture Development Co. (The)
(a)
...... 1,700,367 8,524,003
National Co. for Learning & Education ........... 130,878 5,121,457
National Gas & Industrialization Co. ............ 531,943 11,502,318
National Industrialization Co.
(a)
................ 3,495,003 9,313,176
Security Shares Value
a
Saudi Arabia (continued)
National Medical Care Co. ................... 275,618 $ 10,738,261
Perfect Presentation For Commercial Services Co.
(a)
. 1,008,413 2,410,485
Power & Water Utility Co. for Jubail & Yanbu
(a)
..... 758,727 7,619,858
Qassim Cement Co. (The) ................... 639,845 7,154,454
Rasan Information Technology Co.
(a)
............ 444,561 13,534,965
Retal Urban Development Co. ................ 2,417,458 7,609,986
Riyad Bank ............................. 14,905,534 102,527,863
SABIC Agri-Nutrients Co. ................... 2,325,319 72,290,627
Sahara International Petrochemical Co. .......... 3,427,334 15,357,961
SAL Saudi Logistics Services ................. 339,508 15,386,025
Saudi Arabian Mining Co.
(a)
.................. 13,637,217 221,834,355
Saudi Arabian Oil Co.
(b)
..................... 60,250,192 395,707,175
Saudi Automotive Services Co.
(a)
.............. 357,617 5,595,558
Saudi Awwal Bank ........................ 10,187,645 83,241,424
Saudi Basic Industries Corp. ................. 8,946,247 131,518,619
Saudi Cement Co. ........................ 826,329 8,004,424
Saudi Ceramic Co. ........................ 758,126 5,764,599
Saudi Chemical Co. Holding ................. 4,953,309 9,296,444
Saudi Electricity Co. ....................... 8,109,290 30,516,286
Saudi Ground Services Co. .................. 1,019,572 10,927,685
Saudi Industrial Investment Group
(a)
............ 3,050,059 11,719,103
Saudi Investment Bank (The) ................. 6,169,369 21,322,071
Saudi Kayan Petrochemical Co.
(a)
.............. 7,468,275 10,323,678
Saudi National Bank (The) ................... 29,897,917 294,266,181
Saudi Paper Manufacturing Co.
(a)
.............. 162,275 2,467,444
Saudi Pharmaceutical Industries & Medical Appliances
Corp.
(a)
.............................. 783,832 5,858,955
Saudi Real Estate Co.
(a)
.................... 2,297,412 7,959,396
Saudi Reinsurance Co.
(a)
.................... 889,624 6,994,929
Saudi Research & Media Group
(a)
.............. 396,065 15,053,349
Saudi Steel Pipe Co. ...................... 214,807 2,453,887
Saudi Tadawul Group Holding Co. ............. 503,493 22,601,453
Saudi Telecom Co. ........................ 20,352,366 231,625,334
Saudia Dairy & Foodstuff Co. ................. 202,928 12,974,848
Savola Group (The)
(a)
...................... 1,510,875 10,414,967
Seera Group Holding
(a)
..................... 1,895,959 14,337,393
Southern Province Cement Co. ............... 827,118 5,138,781
Taiba Investments Co. ..................... 1,291,010 12,150,063
Theeb Rent A Car Co. ..................... 396,874 6,317,333
United Electronics Co. ..................... 605,055 14,544,159
United International Transportation Co. .......... 578,194 10,219,013
Yamama Cement Co. ...................... 1,471,814 9,099,227
Yanbu Cement Co. ........................ 1,168,204 4,770,658
Yanbu National Petrochemical Co. ............. 2,595,964 21,085,441
3,523,858,746
a
South Africa  — 3.6%
Absa Group Ltd. ......................... 8,394,829 102,269,629
AECI Ltd. .............................. 1,650,989 8,512,277
African Rainbow Minerals Ltd.
(c)
............... 1,192,799 12,456,328
Anglogold Ashanti PLC ..................... 5,140,509 438,294,362
Aspen Pharmacare Holdings Ltd. .............. 3,602,851 20,002,679
AVI Ltd. ............................... 2,981,761 18,072,229
Bid Corp. Ltd. ........................... 3,334,411 79,601,055
Bidvest Group Ltd. ........................ 2,987,905 40,112,755
Capitec Bank Holdings Ltd. .................. 877,336 199,013,731
Clicks Group Ltd. ......................... 2,401,370 48,833,999
Coronation Fund Managers Ltd. ............... 3,529,709 9,940,376
DataTec Ltd. ............................ 2,496,451 11,821,025
Dis-Chem Pharmacies Ltd.
(b)(c)
................ 5,159,962 10,494,071
Discovery Ltd. ........................... 5,534,046 70,996,203
DRDGOLD Ltd. .......................... 5,747,448 17,074,543
Equites Property Fund Ltd. .................. 11,140,015 11,938,989
Exxaro Resources Ltd. ..................... 2,388,201 24,242,027
FirstRand Ltd. ........................... 49,620,487 236,796,202

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Africa (continued)
Fortress Real Estate Investments Ltd., Class B ..... 14,192,406 $ 21,365,849
Foschini Group Ltd. ....................... 3,378,599 16,496,863
Gold Fields Ltd. .......................... 9,096,694 384,621,561
Grindrod Ltd.
(c)
........................... 8,451,318 8,269,780
Growthpoint Properties Ltd. .................. 32,763,219 33,507,566
Harmony Gold Mining Co. Ltd. ................ 5,850,965 114,367,674
Hyprop Investments Ltd. .................... 4,446,569 14,750,662
Impala Platinum Holdings Ltd. ................ 9,211,768 115,931,251
Investec Ltd. ............................ 2,427,585 17,362,136
JSE Ltd. ............................... 1,255,784 9,769,933
Life Healthcare Group Holdings Ltd. ............ 14,785,769 9,332,241
Momentum Group Ltd. ..................... 12,251,542 25,983,400
Motus Holdings Ltd. ....................... 1,744,403 11,602,338
Mr Price Group Ltd. ....................... 2,715,848 33,362,954
MTN Group Ltd. .......................... 17,614,413 162,803,525
Naspers Ltd., Class N ...................... 7,927,881 495,971,550
Nedbank Group Ltd. ....................... 4,435,716 66,274,244
NEPI Rockcastle N.V.
(a)
..................... 6,046,686 51,801,224
Netcare Ltd. ............................ 12,545,924 11,232,584
Ninety One Ltd. .......................... 2,942,405 8,020,090
Northam Platinum Holdings Ltd. ............... 3,620,080 64,570,219
Old Mutual Ltd. .......................... 44,523,220 36,282,903
Omnia Holdings Ltd. ....................... 1,769,545 7,911,181
OUTsurance Group Ltd. .................... 8,732,897 37,001,098
Pepkor Holdings Ltd.
(b)
..................... 35,351,788 54,117,001
Pick n Pay Stores Ltd.
(a)
.................... 6,048,289 9,250,272
Redefine Properties Ltd. .................... 67,603,249 23,145,527
Reinet Investments SCA .................... 1,424,010 48,184,778
Remgro Ltd. ............................ 4,862,788 49,423,258
Resilient REIT Ltd. ........................ 5,341,147 24,124,099
Reunert Ltd. ............................ 2,314,727 8,373,834
Sanlam Ltd. ............................ 17,733,193 95,084,839
Santam Ltd. ............................ 319,015 7,794,509
Sappi Ltd.
(c)
............................. 5,949,881 7,757,577
Sasol Ltd.
(a)
............................. 5,758,383 37,585,405
Shoprite Holdings Ltd. ..................... 4,847,759 77,786,369
Sibanye Stillwater Ltd.
(a)(c)
................... 28,945,483 95,518,875
SPAR Group Ltd. (The)
(a)
.................... 1,874,134 11,390,748
Standard Bank Group Ltd. ................... 12,986,083 200,749,321
Telkom SA SOC Ltd. ....................... 3,596,127 10,489,800
Thungela Resources Ltd. ................... 1,385,498 6,569,097
Tiger Brands Ltd. ......................... 1,642,188 34,484,388
Truworths International Ltd. .................. 3,811,180 12,323,623
Valterra Platinum Ltd. ...................... 2,697,255 187,312,684
Vodacom Group Ltd. ...................... 6,165,071 48,344,173
Vukile Property Fund Ltd. ................... 13,666,206 19,501,756
We Buy Cars Holdings Ltd. .................. 2,893,584 8,034,140
Wilson Bayly Holmes-Ovcon Ltd. .............. 802,795 7,062,900
Woolworths Holdings Ltd. ................... 9,043,254 29,865,398
4,233,339,677
a
South Korea  — 11.9%
ABLBio, Inc.
(a)(c)
.......................... 361,864 46,508,086
Alteogen, Inc.
(a)
.......................... 408,958 148,707,702
Amorepacific Corp.
(c)
...................... 292,027 24,736,727
Amorepacific Holdings Corp.
(c)
................ 329,014 6,378,363
APR Corp.
(a)(c)
........................... 249,672 43,376,191
Asiana Airlines, Inc.
(a)
...................... 519,640 2,914,136
BGF retail Co. Ltd. ........................ 86,055 6,351,560
BNK Financial Group, Inc. ................... 2,409,134 24,726,599
Cafe24 Corp.
(a)(c)
......................... 153,415 3,634,335
Caregen Co. Ltd. ......................... 138,355 8,212,961
Celltrion Pharm, Inc.
(a)(c)
.................... 190,426 8,043,929
Celltrion, Inc.
(c)
........................... 1,562,789 197,795,813
Chabiotech Co. Ltd.
(a)(c)
..................... 786,704 7,452,392
Security Shares Value
a
South Korea (continued)
Cheil Worldwide, Inc. ...................... 614,032 $ 9,468,953
Chong Kun Dang Pharmaceutical Corp. .......... 105,867 6,310,657
CJ CGV Co. Ltd.
(a)(c)
....................... 823,910 3,208,599
CJ CheilJedang Corp.
(c)
.................... 70,075 10,009,588
CJ Corp. .............................. 137,791 16,506,796
CJ ENM Co. Ltd.
(a)
........................ 113,387 4,905,965
CJ Logistics Corp. ........................ 93,671 5,830,340
Classys, Inc.
(c)
........................... 264,827 10,591,891
Cosmax, Inc.
(c)
........................... 97,633 11,034,115
CosmoAM&T Co. Ltd.
(a)(c)
................... 268,843 9,110,704
Coway Co. Ltd. .......................... 550,616 32,288,956
CS Wind Corp.
(c)
......................... 290,820 8,215,774
D&D PharmaTech, Inc.
(a)
.................... 196,794 12,729,095
Daeduck Electronics Co. Ltd.
(c)
................ 404,346 13,600,806
Daejoo Electronic Materials Co. Ltd.
(c)
........... 119,129 5,977,407
Daesang Corp. .......................... 359,622 5,172,332
Daewoo Engineering & Construction Co. Ltd.
(a)(c)
.... 2,245,742 5,383,111
Daewoong Co. Ltd. ....................... 238,108 3,880,856
Daewoong Pharmaceutical Co. Ltd. ............ 63,578 7,642,502
Daishin Securities Co. Ltd.
(c)
................. 512,042 9,449,827
Daou Technology, Inc.
(c)
.................... 370,607 9,048,281
DB HiTek Co. Ltd. ........................ 313,949 13,606,463
DB Insurance Co. Ltd. ..................... 457,245 38,833,881
Dear U Co. Ltd.
(c)
......................... 95,925 2,219,847
DL E&C Co. Ltd. ......................... 316,542 8,691,495
DL Holdings Co. Ltd. ...................... 138,094 3,690,341
Dongjin Semichem Co. Ltd.
(c)
................. 397,448 9,820,879
DongKook Pharmaceutical Co. Ltd. ............. 360,822 4,605,929
Dongsuh Companies, Inc. ................... 413,050 7,714,209
Doosan Bobcat, Inc.
(a)
...................... 558,216 21,021,919
Doosan Co. Ltd.
(c)
........................ 76,904 46,017,411
Doosan Enerbility Co. Ltd.
(a)
.................. 4,553,572 237,416,176
Doosan Fuel Cell Co. Ltd.
(a)(c)
................. 503,857 10,947,939
Doosan Robotics, Inc.
(a)(c)
................... 246,822 13,056,894
DoubleUGames Co. Ltd. .................... 153,227 5,496,528
Douzone Bizon Co. Ltd.
(c)
................... 202,709 12,889,176
Duk San Neolux Co. Ltd.
(a)(c)
................. 167,705 4,816,772
Ecopro BM Co. Ltd.
(a)(c)
..................... 498,255 50,967,759
Ecopro Co. Ltd.
(c)
......................... 1,032,454 59,538,842
Ecopro Materials Co. Ltd.
(a)(c)
................. 269,675 10,682,374
E-MART, Inc. ............................ 206,115 10,979,529
Enchem Co. Ltd.
(a)(c)
....................... 151,164 7,825,998
Eo Technics Co. Ltd.
(c)
..................... 94,147 16,545,148
ESR Kendall Square REIT Co. Ltd.
(c)
............ 1,365,666 4,084,323
Eugene Technology Co. Ltd.
(c)
................ 180,343 9,856,267
F&F Co. Ltd. ............................ 159,524 7,904,306
GemVax & Kael Co. Ltd.
(a)
................... 359,936 8,076,625
Genesis Development Holdings Co. Ltd.
(a)(d)
....... 49,111 —
Grand Korea Leisure Co. Ltd. ................ 470,332 4,643,753
Green Cross Corp. ........................ 65,580 6,061,700
Green Cross Holdings Corp. ................. 251,199 2,773,326
GS Engineering & Construction Corp.
(c)
.......... 689,126 9,081,771
GS Holdings Corp. ........................ 409,105 15,719,193
GS Retail Co. Ltd. ........................ 367,697 5,395,263
Han Kuk Carbon Co. Ltd. ................... 372,480 6,924,724
Hana Financial Group, Inc. .................. 2,850,258 181,347,479
Hana Micron, Inc.
(a)(c)
...................... 526,654 9,253,909
Hana Tour Service, Inc.
(c)
.................... 177,225 5,702,229
Hanall Biopharma Co. Ltd.
(a)(c)
................ 337,638 10,790,903
Hanil Cement Co. Ltd.
(c)
.................... 346,394 4,148,747
Hanjin Kal Corp.
(c)
........................ 237,754 16,643,456
Hankook & Co. Co. Ltd.
(c)
................... 361,849 7,351,876
Hankook Tire & Technology Co. Ltd. ............ 721,007 30,173,679
Hanmi Pharm Co. Ltd.
(c)
.................... 58,520 18,181,655

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Hanmi Science Co. Ltd.
(a)
................... 210,858 $ 5,579,560
Hanmi Semiconductor Co. Ltd.
(c)
............... 440,505 37,188,164
Hanon Systems
(a)(c)
........................ 2,011,421 5,163,471
Hansol Chemical Co. Ltd.
(c)
.................. 93,443 15,197,594
Hanssem Co. Ltd.
(a)(c)
...................... 116,211 3,597,349
Hanwha Aerospace Co. Ltd. ................. 338,780 196,657,321
Hanwha Corp.
(c)
.......................... 273,446 14,808,068
Hanwha Engine
(a)(c)
........................ 594,389 17,100,489
Hanwha Investment & Securities Co. Ltd.
(a)(c)
...... 1,358,785 4,542,964
Hanwha Life Insurance Co. Ltd.
(a)(c)
............. 3,640,410 7,464,700
Hanwha Ocean Co. Ltd.
(a)(c)
.................. 1,400,653 102,813,200
Hanwha Solutions Corp.
(c)
................... 1,135,930 21,670,227
Hanwha Systems Co. Ltd.
(c)
.................. 783,756 24,670,515
Hanwha Vision Co. Ltd.
(a)(c)
.................. 368,592 10,919,375
HD Hyundai Co. Ltd. ...................... 435,960 58,400,873
HD Hyundai Construction Equipment Co. Ltd.
(c)
..... 134,232 8,588,420
HD Hyundai Electric Co. Ltd. ................. 241,893 128,146,840
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 261,176 95,294,689
HD Hyundai Infracore Co. Ltd.
(a)
............... 1,397,981 13,935,923
HD Hyundai Marine Solution Co. Ltd. ........... 137,007 17,388,587
HD HYUNDAI MIPO
(c)
...................... 248,992 38,070,292
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 434,083 121,254,936
HDC Hyundai Development Co-Engineering &
Construction, Class E .................... 445,267 5,954,003
HD-Hyundai Marine Engine
(a)(c)
................ 215,040 11,346,581
Hite Jinro Co. Ltd. ........................ 431,386 5,524,514
HK inno N Corp.
(a)(c)
....................... 133,708 4,759,734
HL Mando Co. Ltd. ........................ 330,301 10,494,031
HLB, Inc.
(a)(c)
............................ 1,208,150 38,646,754
HMM Co. Ltd.
(c)
.......................... 2,472,871 32,261,282
Hotel Shilla Co. Ltd.
(a)(c)
..................... 310,062 9,609,195
HPSP Co. Ltd.
(c)
.......................... 458,835 9,479,715
HS Hyosung Advanced Materials Corp. .......... 30,066 4,037,198
Hugel, Inc.
(a)(c)
........................... 61,886 9,642,828
HYBE Co. Ltd.
(a)(c)
........................ 233,171 47,643,691
Hyosung Corp.
(c)
......................... 97,023 8,645,676
Hyosung Heavy Industries Corp. .............. 58,291 75,763,012
Hyosung TNC Corp.
(c)
...................... 26,649 4,022,811
Hyundai Autoever Corp. .................... 63,590 8,743,509
Hyundai Department Store Co. Ltd.
(c)
........... 179,061 11,130,620
Hyundai Elevator Co. Ltd. ................... 276,838 16,384,219
Hyundai Engineering & Construction Co. Ltd. ...... 813,840 37,183,293
Hyundai Feed, Inc.
(a)(c)(d)
.................... 709,241 712,352
Hyundai Glovis Co. Ltd. .................... 381,476 42,735,177
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 543,721 11,136,359
Hyundai Mobis Co. Ltd. ..................... 603,014 127,153,857
Hyundai Motor Co. ........................ 1,336,158 237,965,061
Hyundai Rotem Co. Ltd.
(c)
................... 781,175 93,550,425
Hyundai Steel Co.
(c)
....................... 764,580 15,751,594
Hyundai Wia Corp.
(c)
....................... 206,201 8,732,937
Iljin Electric Co. Ltd.
(c)
...................... 271,206 10,159,389
iM Financial Group Co. Ltd. .................. 1,487,751 14,501,292
Industrial Bank of Korea .................... 2,449,936 34,294,357
ISC Co. Ltd. ............................ 121,348 9,280,018
ISU Specialty Chemical
(a)(c)
.................. 210,289 7,464,617
IsuPetasys Co. Ltd.
(c)
...................... 565,391 55,622,341
JB Financial Group Co. Ltd. .................. 1,302,611 21,403,992
JNTC Co. Ltd.
(a)(c)
......................... 264,732 3,845,900
Jusung Engineering Co. Ltd.
(c)
................ 318,083 5,948,710
JYP Entertainment Corp. .................... 289,854 13,464,620
Kakao Corp.
(c)
........................... 3,138,700 125,700,025
Kakao Games Corp.
(a)(c)
.................... 433,126 4,609,021
KakaoBank Corp.
(c)
....................... 1,695,390 25,031,986
Kangwon Land, Inc. ....................... 805,841 9,872,406
Security Shares Value
a
South Korea (continued)
KB Financial Group, Inc. .................... 3,684,520 $ 314,307,113
KCC Corp.
(c)
............................ 50,028 14,230,340
KEPCO Engineering & Construction Co., Inc.
(c)
..... 161,547 10,135,920
KEPCO Plant Service & Engineering Co. Ltd. ...... 269,069 9,772,771
Kia Corp. .............................. 2,375,626 184,584,927
KIWOOM Securities Co. Ltd.
(c)
................ 136,207 25,388,931
Koh Young Technology, Inc.
(c)
................. 584,662 9,455,399
Kolmar Korea Co. Ltd.
(a)(c)
................... 199,422 9,062,467
Kolon Industries, Inc. ...................... 222,876 6,200,680
Korea Aerospace Industries Ltd.
(c)
.............. 752,910 55,959,994
Korea Electric Power Corp. .................. 2,591,977 93,208,768
Korea Gas Corp. ......................... 305,003 8,620,026
Korea Investment Holdings Co. Ltd. ............ 411,113 44,949,069
Korea Zinc Co. Ltd.
(c)
...................... 40,827 37,411,474
Korean Air Lines Co. Ltd. ................... 1,635,837 24,391,595
Korean Reinsurance Co. .................... 2,021,051 15,935,586
Krafton, Inc.
(a)
........................... 287,156 50,430,696
KT&G Corp. ............................ 976,775 96,638,060
Kum Yang Co. Ltd.
(a)(d)
..................... 390,785 2,236,056
Kumho Petrochemical Co. Ltd. ................ 152,590 12,157,120
Kumho Tire Co., Inc.
(a)(c)
.................... 1,540,036 6,154,672
Kyung Dong Navien Co. Ltd.
(c)
................ 99,281 4,010,604
L&F Co. Ltd.
(a)(c)
.......................... 259,937 22,225,306
Lake Materials Co. Ltd.
(c)
.................... 418,303 3,813,516
LEENO Industrial, Inc.
(c)
.................... 486,705 22,683,617
LG Chem Ltd. ........................... 495,713 126,322,363
LG Corp. .............................. 876,367 47,084,484
LG Display Co. Ltd.
(a)(c)
..................... 2,779,918 23,805,018
LG Electronics, Inc. ....................... 1,022,589 59,676,661
LG Energy Solution Ltd.
(a)(c)
.................. 474,025 131,907,362
LG H&H Co. Ltd.
(c)
........................ 86,660 16,325,911
LG Innotek Co. Ltd.
(c)
...................... 129,399 20,930,307
LG Uplus Corp. .......................... 2,117,292 21,681,853
LIG Nex1 Co. Ltd. ........................ 135,921 35,516,538
LigaChem Biosciences, Inc.
(a)
................ 267,705 35,336,950
Lotte Chemical Corp.
(c)
..................... 181,015 8,909,551
Lotte Chilsung Beverage Co. Ltd.
(c)
............. 53,286 4,346,150
Lotte Corp. ............................. 371,847 6,957,456
Lotte Energy Materials Corp.
(a)(c)
............... 257,086 6,864,151
LOTTE Fine Chemical Co. Ltd. ................ 206,358 6,421,087
LOTTE REIT Co. Ltd.
(c)
..................... 2,539,198 7,042,443
Lotte Rental Co. Ltd.
(c)
..................... 130,216 2,843,304
Lotte Shopping Co. Ltd. .................... 126,354 6,151,661
Lotte Tour Development Co. Ltd.
(a)
............. 644,038 8,457,672
Lotte Wellfood Co. Ltd. ..................... 34,183 2,815,997
LS Corp. .............................. 178,051 21,739,967
LS Electric Co. Ltd. ....................... 154,152 48,389,192
Lunit, Inc.
(a)(c)
............................ 249,366 6,805,542
LX INTERNATIONAL Corp. .................. 341,527 7,338,572
LX Semicon Co. Ltd.
(c)
..................... 126,817 4,472,032
Medytox, Inc. ........................... 56,493 4,799,103
Meritz Financial Group, Inc.
(c)
................. 860,896 63,761,907
Mezzion Pharma Co. Ltd.
(a)(c)
................. 240,539 12,781,484
Mirae Asset Securities Co. Ltd.
(c)
.............. 2,172,606 32,383,260
Misto Holdings Corp. ...................... 499,202 14,535,020
Naturecell Co. Ltd.
(a)(c)
...................... 652,883 9,905,229
NAVER Corp. ........................... 1,429,733 238,063,874
NCSoft Corp.
(c)
.......................... 132,116 18,907,122
Netmarble Corp.
(b)
........................ 283,717 10,252,675
Nexon Games Co. Ltd.
(a)(c)
................... 318,469 2,838,089
NH Investment & Securities Co. Ltd. ............ 1,023,655 14,418,520
NICE Information Service Co. Ltd.
(c)
............ 466,007 5,448,499
NKMax Co. Ltd.
(a)(c)(d)
...................... 172,974 733,550
NongShim Co. Ltd.
(c)
....................... 33,187 10,115,674

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
OCI Holdings Co. Ltd.
(c)
..................... 138,577 $ 9,843,303
OliX Pharmaceuticals, Inc.
(a)(c)
................ 167,500 14,691,486
Orion Corp. ............................. 225,377 16,208,949
Orion Holdings Corp. ...................... 326,283 4,507,172
Oscotec, Inc.
(a)(c)
......................... 346,727 14,681,669
Otoki Corp.
(c)
............................ 21,503 5,699,025
Pan Ocean Co. Ltd. ....................... 2,761,491 7,096,483
Paradise Co. Ltd.
(c)
........................ 587,744 6,820,607
Park Systems Corp.
(c)
...................... 73,413 11,866,365
Pearl Abyss Corp.
(a)(c)
...................... 349,086 8,599,818
People & Technology, Inc.
(c)
.................. 208,164 5,831,212
Peptron, Inc.
(a)(c)
.......................... 232,470 53,914,103
PharmaResearch Co. Ltd. ................... 73,831 23,625,528
Poongsan Corp.
(c)
........................ 182,603 12,353,080
Posco DX Co. Ltd.
(c)
....................... 563,952 9,758,384
POSCO Future M Co. Ltd.
(a)(c)
................ 355,356 50,030,967
POSCO Holdings, Inc. ..................... 725,490 153,097,641
Posco International Corp.
(c)
.................. 539,119 19,661,383
PSK Holdings, Inc.
(c)
....................... 85,051 2,617,931
Rainbow Robotics
(a)(c)
...................... 94,243 27,993,350
Robotis Co. Ltd.
(a)
........................ 101,635 16,215,434
S-1 Corp. .............................. 187,981 9,607,805
Sam Chun Dang Pharm Co. Ltd.
(c)
............. 154,304 22,803,068
Samsung Biologics Co. Ltd.
(a)(b)
............... 114,282 125,266,422
Samsung C&T Corp. ...................... 851,777 130,798,057
Samsung E&A Co. Ltd. ..................... 1,515,110 26,404,752
Samsung Electro-Mechanics Co. Ltd. ........... 549,031 94,125,972
Samsung Electronics Co. Ltd. ................ 47,942,648 3,292,837,576
Samsung Episholdings Co. Ltd.
(a)
.............. 61,431 17,919,899
Samsung Fire & Marine Insurance Co. Ltd. ....... 305,282 99,951,234
Samsung Heavy Industries Co. Ltd.
(a)
........... 7,173,507 120,275,370
Samsung Life Insurance Co. Ltd. .............. 808,793 84,347,538
Samsung SDI Co. Ltd.
(c)
.................... 614,295 125,528,789
Samsung SDS Co. Ltd. ..................... 426,599 48,973,119
Samsung Securities Co. Ltd. ................. 579,210 31,117,825
Samyang Foods Co. Ltd.
(c)
.................. 42,582 41,908,435
Sanil Electric Co. Ltd.
(c)
..................... 113,484 11,127,200
SD Biosensor, Inc. ........................ 440,037 2,838,255
Sebang Global Battery Co. Ltd. ............... 81,264 3,705,697
Seegene, Inc.
(c)
.......................... 407,698 7,139,393
Seojin System Co. Ltd.
(a)(c)
................... 336,819 5,616,750
SFA Engineering Corp. ..................... 302,687 4,543,824
Shinhan Financial Group Co. Ltd. .............. 4,366,075 233,375,198
Shinsegae, Inc.
(c)
......................... 70,822 10,493,626
Shinsung Delta Tech Co. Ltd.
(c)
................ 178,417 6,686,859
Shinyoung Securities Co. Ltd.
(c)
............... 18,726 1,786,289
Silicon2 Co. Ltd.
(a)(c)
....................... 369,780 11,433,405
SIMMTECH Co. Ltd. ....................... 296,028 10,986,352
SK Biopharmaceuticals Co. Ltd.
(a)(c)
............. 316,090 30,145,893
SK Bioscience Co. Ltd.
(a)(c)
................... 251,249 9,374,311
SK Chemicals Co. Ltd.
(c)
.................... 133,242 6,472,721
SK Discovery Co. Ltd.
(c)
.................... 142,148 5,796,243
SK Gas Ltd.
(c)
........................... 45,621 7,422,592
SK hynix, Inc. ........................... 5,529,335 2,002,831,426
SK IE Technology Co. Ltd.
(a)(b)(c)
............... 271,031 5,269,388
SK Innovation Co. Ltd.
(c)
.................... 690,842 54,155,495
SK Networks Co. Ltd. ...................... 1,544,448 4,807,681
SK oceanplant Co. Ltd.
(a)(c)
................... 423,987 5,356,552
SK REITs Co. Ltd.
(c)
....................... 924,945 3,308,204
SK Square Co. Ltd.
(a)(c)
..................... 938,295 191,589,628
SK Telecom Co. Ltd. ....................... 1,051,671 38,359,760
SK, Inc. ............................... 364,540 65,978,382
SKC Co. Ltd.
(a)(c)
......................... 191,326 14,519,503
SL Corp.
(c)
............................. 204,689 5,776,493
Security Shares Value
a
South Korea (continued)
SM Entertainment Co. Ltd.
(c)
................. 122,169 $ 9,005,785
SNT Motiv Co. Ltd. ........................ 227,664 4,818,461
S-Oil Corp.
(a)(c)
........................... 386,848 20,208,080
SOLUM Co. Ltd.
(a)(c)
....................... 494,446 5,711,037
SOOP Co. Ltd. .......................... 94,029 4,428,754
Soulbrain Co. Ltd. ........................ 50,719 9,081,294
ST Pharm Co. Ltd.
(c)
....................... 149,452 11,928,104
Studio Dragon Corp.
(a)(c)
.................... 149,098 4,032,882
Taihan Cable & Solution Co. Ltd.
(a)(c)
............ 831,034 12,589,961
TechWing, Inc. .......................... 322,831 10,396,807
TKG Huchems Co. Ltd. ..................... 336,352 4,268,645
Tokai Carbon Korea Co. Ltd. ................. 62,731 6,188,301
Voronoi, Inc.
(a)(c)
.......................... 110,578 17,776,098
VT Co. Ltd.
(a)(c)
........................... 254,022 3,512,365
Wemade Co. Ltd.
(a)(c)
...................... 214,326 3,815,973
Wonik Holdings Co. Ltd.
(a)
................... 1 16
WONIK IPS Co. Ltd.
(c)
...................... 348,201 14,593,685
Woori Financial Group, Inc. .................. 6,773,742 122,710,996
YC Corp.
(a)(c)
............................ 293,590 2,593,232
YG Entertainment, Inc. ..................... 143,886 6,364,435
Youlchon Chemical Co. Ltd.
(c)
................. 154,859 3,133,465
Youngone Corp. ......................... 243,452 14,484,786
Youngone Holdings Co. Ltd.
(c)
................ 81,112 9,176,045
Yuhan Corp.
(c)
........................... 568,372 47,314,291
13,916,430,007
a
Taiwan  — 19.9%
Ability Enterprise Co. Ltd. ................... 2,584,000 6,624,024
Ability Opto-Electronics Technology Co. Ltd.
(c)
...... 744,000 2,199,295
AcBel Polytech, Inc.
(c)
...................... 6,463,565 7,949,752
Accton Technology Corp. ................... 5,045,000 165,283,061
Acer, Inc.
(c)
............................. 28,062,872 24,406,475
Acter Group Corp. Ltd.
(c)
.................... 966,000 21,492,580
ADATA Technology Co. Ltd. .................. 3,321,725 18,879,703
Advanced Echem Materials Co. Ltd.
(c)
........... 714,000 18,689,850
Advanced Energy Solution Holding Co. Ltd.
(c)
...... 342,000 15,364,271
Advanced Wireless Semiconductor Co.
(c)
......... 1,330,000 4,401,135
Advantech Co. Ltd. ....................... 4,625,584 42,542,368
Airoha Technology Corp.
(c)
................... 404,000 5,916,001
Airtac International Group
(c)
.................. 1,448,292 41,775,423
Alchip Technologies Ltd. .................... 758,000 80,142,613
All Ring Tech Co. Ltd.
(c)
..................... 852,000 9,677,236
Allied Supreme Corp.
(c)
..................... 447,000 3,059,669
Allis Electric Co. Ltd.
(c)
..................... 2,148,169 6,654,125
Ambassador Hotel (The) .................... 1,064,000 1,476,432
Andes Technology Corp.
(a)(c)
.................. 451,007 4,071,006
AP Memory Technology Corp.
(c)
............... 1,093,000 15,135,711
Arcadyan Technology Corp. .................. 1,690,391 9,874,161
Ardentec Corp.
(c)
......................... 4,600,546 13,427,304
ASE Technology Holding Co. Ltd. .............. 33,337,222 244,534,809
Asia Cement Corp.
(c)
....................... 21,891,050 27,085,830
Asia Optical Co., Inc.
(c)
..................... 2,203,000 9,783,762
Asia Vital Components Co. Ltd. ............... 3,330,884 146,638,427
ASMedia Technology, Inc.
(c)
.................. 354,000 14,655,621
ASPEED Technology, Inc.
(c)
.................. 309,800 72,628,243
ASROCK, Inc. ........................... 531,000 4,266,135
Asustek Computer, Inc.
(c)
.................... 7,098,000 136,216,369
AUO Corp.
(a)(c)
........................... 61,393,400 22,752,811
AURAS Technology Co. Ltd.
(c)
................ 660,000 18,884,645
Bank of Kaohsiung Co. Ltd.
(c)
................. 31,861,125 12,291,633
BES Engineering Corp.
(c)
.................... 18,299,508 8,434,563
Bizlink Holding, Inc.
(c)
...................... 1,812,388 93,354,706
Bora Pharmaceuticals Co. Ltd.
(c)
............... 648,005 11,290,130
Brighton-Best International Taiwan, Inc.
(c)
......... 5,919,000 6,427,259
C Sun Manufacturing Ltd.
(c)
.................. 1,081,000 7,083,007

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 10,265,000 $ 51,505,119
Capital Securities Corp. .................... 20,617,050 16,705,079
Catcher Technology Co. Ltd.
(c)
................ 5,296,000 33,925,693
Cathay Financial Holding Co. Ltd.
(c)
............. 96,139,951 196,824,947
Cathay Real Estate Development Co. Ltd.
(c)
....... 6,959,900 4,983,762
Center Laboratories, Inc.
(c)
................... 5,769,874 6,983,235
Century Iron & Steel Industrial Co. Ltd.
(c)
......... 1,893,000 8,494,793
Chailease Holding Co. Ltd.
(c)
................. 15,261,206 50,147,576
Chang Hwa Commercial Bank Ltd.
(c)
............ 73,304,036 47,209,258
Channel Well Technology Co. Ltd.
(c)
............ 2,034,000 4,672,460
Charoen Pokphand Enterprise ................ 3,375,700 15,380,758
Chenbro Micom Co. Ltd.
(c)
................... 647,000 19,932,294
Cheng Loong Corp. ....................... 10,625,000 6,284,336
Cheng Shin Rubber Industry Co. Ltd.
(c)
.......... 17,947,650 18,201,754
Cheng Uei Precision Industry Co. Ltd.
(c)
.......... 3,968,000 4,968,942
Chicony Electronics Co. Ltd.
(c)
................ 6,300,787 24,125,375
Chicony Power Technology Co. Ltd.
(c)
........... 1,534,000 4,781,391
Chief Telecom, Inc.
(c)
...................... 370,300 4,302,432
China Airlines Ltd.
(c)
....................... 28,283,000 17,330,930
China Bills Finance Corp. ................... 19,139,000 10,186,759
China Motor Corp.
(c)
....................... 2,430,800 4,676,391
China Petrochemical Development Corp.
(a)(c)
....... 37,605,490 9,870,658
China Steel Chemical Corp.
(c)
................. 1,663,000 3,790,654
China Steel Corp.
(c)
....................... 117,713,529 68,531,072
Chipbond Technology Corp.
(c)
................. 6,710,000 11,394,282
ChipMOS Technologies, Inc.
(c)
................ 5,511,000 7,535,970
Chong Hong Construction Co. Ltd.
(c)
............ 1,923,122 4,763,558
Chroma ATE, Inc.
(c)
....................... 3,800,000 99,445,425
Chung Hung Steel Corp.
(a)(c)
.................. 10,847,000 5,175,203
Chung-Hsin Electric & Machinery Manufacturing Corp. 3,872,000 18,467,154
Chunghwa Precision Test Tech Co. Ltd.
(c)
......... 254,000 15,604,983
Chunghwa Telecom Co. Ltd. ................. 38,232,000 159,177,219
Cleanaway Co. Ltd. ....................... 13,650,000 10,661,269
Clevo Co.
(c)
............................. 4,318,175 5,635,803
Compal Electronics, Inc.
(c)
................... 42,455,000 39,793,061
Compeq Manufacturing Co. Ltd. ............... 9,597,000 25,538,563
Continental Holdings Corp.
(c)
................. 6,972,600 5,113,607
Coretronic Corp.
(c)
........................ 2,457,200 7,325,039
CSBC Corp. Taiwan
(a)
...................... 10,058,541 6,881,064
CTBC Financial Holding Co. Ltd.
(c)
............. 167,768,599 232,447,898
CTCI Corp.
(c)
............................ 7,696,847 8,192,332
CyberPower Systems, Inc.
(c)
................. 530,000 3,443,291
Da-Li Development Co. Ltd.
(c)
................. 2,342,895 3,586,669
Delta Electronics, Inc. ...................... 19,742,000 588,518,077
Depo Auto Parts Ind Co. Ltd.
(c)
................ 1,094,000 4,871,887
Dynamic Holding Co. Ltd. ................... 2,490,000 9,428,674
Dynapack International Technology Corp.
(c)
....... 1,416,000 12,022,219
E Ink Holdings, Inc. ....................... 8,762,000 53,738,906
E.Sun Financial Holding Co. Ltd. .............. 146,929,156 142,162,367
Eclat Textile Co. Ltd.
(c)
...................... 2,016,683 28,224,133
EirGenix, Inc.
(a)(c)
......................... 1,954,000 4,641,652
Elan Microelectronics Corp.
(c)
................. 2,691,100 11,426,408
Elite Advanced Laser Corp.
(c)
................. 1,404,000 11,352,577
Elite Material Co. Ltd.
(c)
..................... 3,033,000 148,174,280
Elite Semiconductor Microelectronics Technology, Inc.
(c)
2,987,000 7,513,848
eMemory Technology, Inc.
(c)
.................. 623,000 40,795,709
Ennoconn Corp. ......................... 1,041,219 9,908,323
Ennostar, Inc.
(a)
.......................... 6,101,185 6,269,412
Eternal Materials Co. Ltd.
(c)
.................. 9,423,369 12,107,534
Eva Airways Corp.
(c)
....................... 26,576,326 28,911,180
Evergreen International Storage & Transport Corp.
(c)
. 3,022,500 5,619,900
Evergreen Marine Corp. Taiwan Ltd.
(c)
........... 10,818,979 61,971,455
EVERGREEN Steel Corp. ................... 1,697,000 6,387,251
Everlight Electronics Co. Ltd.
(c)
................ 4,225,000 6,988,689
Security Shares Value
a
Taiwan (continued)
Far Eastern Department Stores Ltd.
(c)
........... 12,384,167 $ 9,515,408
Far Eastern International Bank
(c)
............... 41,568,109 16,701,336
Far Eastern New Century Corp.
(c)
.............. 33,798,916 30,396,705
Far EasTone Telecommunications Co. Ltd. ........ 17,557,000 49,309,909
Faraday Technology Corp.
(c)
................. 2,252,828 12,534,954
Farglory Land Development Co. Ltd.
(c)
........... 3,235,782 6,233,003
Feng Hsin Steel Co. Ltd.
(c)
................... 5,232,000 10,469,001
Feng TAY Enterprise Co. Ltd.
(c)
................ 4,741,833 19,551,620
First Financial Holding Co. Ltd. ................ 115,549,112 101,695,498
First Hi-Tec Enterprise Co. Ltd. ................ 695,000 7,878,181
Fitipower Integrated Technology, Inc.
(c)
........... 997,504 4,516,907
FLEXium Interconnect, Inc.
(a)(c)
................ 2,543,616 4,514,458
Formosa Chemicals & Fibre Corp.
(c)
............ 33,537,210 35,748,063
Formosa International Hotels Corp. ............. 810,000 4,931,702
Formosa Plastics Corp.
(c)
.................... 38,306,800 50,870,668
Formosa Sumco Technology Corp.
(c)
............ 773,000 2,264,777
Formosa Taffeta Co. Ltd. .................... 9,750,000 4,899,145
Fortune Electric Co. Ltd.
(c)
................... 1,541,790 34,507,314
Fositek Corp. ........................... 505,341 25,381,936
Foxconn Technology Co. Ltd.
(c)
................ 9,998,424 20,871,575
Foxsemicon Integrated Technology, Inc.
(c)
........ 1,027,000 9,861,713
Fubon Financial Holding Co. Ltd.
(c)
............. 85,532,521 252,627,526
Fulgent Sun International Holding Co. Ltd.
(c)
....... 1,569,221 5,563,250
Fusheng Precision Co. Ltd.
(c)
................. 1,204,000 9,332,194
General Interface Solution GIS Holding Ltd.
(a)(c)
..... 2,977,000 4,065,565
Genius Electronic Optical Co. Ltd.
(c)
............ 790,287 11,293,336
Getac Holdings Corp. ...................... 4,022,000 16,107,047
Giant Manufacturing Co. Ltd.
(c)
................ 3,097,575 9,943,044
Gigabyte Technology Co. Ltd.
(c)
............... 5,319,000 41,405,742
Global Brands Manufacture Ltd.
(c)
.............. 3,107,744 13,065,681
Global Mixed Mode Technology, Inc.
(c)
........... 726,000 4,750,335
Global Unichip Corp. ...................... 888,000 64,332,446
Globalwafers Co. Ltd.
(c)
..................... 2,416,000 29,002,248
Gloria Material Technology Corp.
(c)
............. 6,337,000 6,415,999
Gold Circuit Electronics Ltd.
(c)
................. 3,360,800 68,138,793
Goldsun Building Materials Co. Ltd.
(c)
........... 10,344,425 11,727,194
Grand Process Technology Corp.
(c)
............. 225,000 10,641,804
Grape King Bio Ltd.
(c)
...................... 1,432,000 5,866,650
Great Tree Pharmacy Co. Ltd.
(c)
............... 1,079,891 3,513,639
Great Wall Enterprise Co. Ltd.
(c)
............... 6,702,412 11,111,437
Greatek Electronics, Inc. .................... 3,645,000 8,225,502
Gudeng Precision Industrial Co. Ltd.
(c)
........... 785,797 8,618,998
Hannstar Board Corp.
(c)
..................... 2,529,640 8,733,696
HannStar Display Corp.
(a)(c)
.................. 25,562,640 6,018,560
Highwealth Construction Corp.
(c)
............... 14,023,494 16,963,830
Hiwin Technologies Corp.
(c)
.................. 2,580,498 15,915,701
Hon Hai Precision Industry Co. Ltd. ............. 127,482,928 918,633,549
Hota Industrial Manufacturing Co. Ltd.
(c)
.......... 3,445,261 6,352,412
Hotai Finance Co. Ltd.
(c)
.................... 3,071,620 6,246,499
Hotai Motor Co. Ltd.
(c)
...................... 3,271,560 63,712,378
HTC Corp.
(a)(c)
........................... 7,152,000 11,406,180
Hu Lane Associate, Inc.
(c)
................... 775,635 3,178,893
HUA ENG Wire & Cable Co. Ltd.
(c)
............. 3,367,829 3,723,770
Hua Nan Financial Holdings Co. Ltd. ............ 91,923,488 86,301,785
Huaku Development Co. Ltd.
(c)
................ 3,426,840 11,469,677
Hwang Chang General Contractor Co. Ltd.
(c)
...... 2,427,750 4,836,446
IBF Financial Holdings Co. Ltd.
(c)
.............. 26,502,457 14,155,246
I-Chiun Precision Industry Co. Ltd.
(c)
............ 2,471,000 7,767,623
Innodisk Corp. ........................... 925,147 14,589,497
Innolux Corp.
(c)
.......................... 75,891,297 32,811,350
International Games System Co. Ltd.
(c)
.......... 2,250,000 53,338,812
Inventec Corp.
(c)
......................... 27,111,000 37,754,349
ITE Technology, Inc. ....................... 1,672,000 6,433,186
ITEQ Corp.
(c)
............................ 2,131,604 7,569,912

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
ITH Corp.
(c)
............................. 2,283,000 $ 2,917,785
Jentech Precision Industrial Co. Ltd.
(c)
........... 844,670 78,577,362
Jinan Acetate Chemical Co. Ltd.
(c)
.............. 5,526,600 9,800,924
Johnson Health Tech Co. Ltd.
(c)
............... 1,142,000 5,908,840
JSL Construction & Development Co. Ltd.
(c)
....... 2,372,097 3,676,067
Kaori Heat Treatment Co. Ltd.
(c)
............... 811,000 13,359,438
Kenda Rubber Industrial Co. Ltd.
(c)
............. 7,217,913 4,660,666
Kenmec Mechanical Engineering Co. Ltd.
(a)(c)
...... 1,755,641 3,494,191
KGI Financial Holding Co. Ltd.
(c)
............... 166,913,444 83,831,039
Kindom Development Co. Ltd.
(c)
............... 4,624,230 4,865,605
King Slide Works Co. Ltd.
(c)
.................. 562,000 68,550,552
King Yuan Electronics Co. Ltd.
(c)
............... 11,441,000 83,800,079
Kinik Co.
(c)
............................. 1,067,000 10,950,293
Kinpo Electronics
(c)
........................ 11,051,000 7,941,960
Kinsus Interconnect Technology Corp.
(c)
.......... 2,939,000 13,397,570
L&K Engineering Co. Ltd.
(c)
.................. 1,597,543 23,261,720
Lai Yih Footwear Co. Ltd.
(c)
.................. 599,000 5,197,127
LandMark Optoelectronics Corp.
(a)(c)
............ 860,900 14,578,093
Largan Precision Co. Ltd.
(c)
.................. 1,025,000 72,213,316
Lien Hwa Industrial Holdings Corp.
(c)
............ 12,352,516 18,867,218
Lite-On Technology Corp.
(c)
.................. 20,555,238 104,439,782
Longwell Co. ............................ 1,348,000 7,853,128
Lotes Co. Ltd.
(c)
.......................... 804,849 33,722,271
Lotus Pharmaceutical Co. Ltd.
(c)
............... 1,508,000 15,007,766
Lumosa Therapeutics Co. Ltd.
(a)
............... 877,000 6,082,490
LuxNet Corp.
(c)
.......................... 1,237,957 9,331,065
M31 Technology Corp.
(c)
.................... 318,484 4,527,616
Machvision, Inc.
(c)
........................ 405,997 6,698,616
Macronix International Co. Ltd.
(a)(c)
............. 18,506,554 20,154,157
Makalot Industrial Co. Ltd.
(c)
.................. 2,354,120 23,783,913
Marketech International Corp.
(c)
............... 1,291,000 9,706,329
MediaTek, Inc.
(c)
.......................... 15,399,572 686,250,006
Mega Financial Holding Co. Ltd. ............... 118,648,575 151,709,719
Mega Union Technology, Inc. ................. 494,000 8,617,858
Mercuries Life Insurance Co. Ltd.
(a)
............. 40,725,123 9,420,564
Merida Industry Co. Ltd.
(c)
................... 1,946,850 5,749,008
Merry Electronics Co. Ltd.
(c)
.................. 2,273,234 7,472,914
Micro-Star International Co. Ltd. ............... 7,317,000 25,116,446
Mitac Holdings Corp.
(c)
..................... 9,659,158 28,329,666
momo.com, Inc.
(c)
......................... 779,100 5,639,491
MPI Corp.
(c)
............................. 838,000 61,009,360
Nan Kang Rubber Tire Co. Ltd.
(c)
.............. 4,167,436 4,992,244
Nan Pao Resins Chemical Co. Ltd.
(c)
............ 562,000 5,908,606
Nan Ya Plastics Corp.
(c)
..................... 52,847,440 99,538,429
Nan Ya Printed Circuit Board Corp.
(c)
............ 2,164,000 18,162,469
Nanya Technology Corp.
(a)(c)
.................. 12,429,000 58,116,856
Nien Made Enterprise Co. Ltd.
(c)
............... 1,624,000 19,312,553
Novatek Microelectronics Corp.
(c)
.............. 5,771,000 71,733,289
Nuvoton Technology Corp.
(c)
................. 1,772,000 3,019,687
Oneness Biotech Co. Ltd.
(a)(c)
................. 3,461,827 7,517,484
Orient Semiconductor Electronics Ltd. ........... 4,669,000 7,029,080
Pan Jit International, Inc.
(c)
................... 3,578,200 9,851,432
Pan-International Industrial Corp.
(c)
............. 5,044,366 7,652,250
Parade Technologies Ltd.
(c)
.................. 665,000 14,052,453
Pegatron Corp.
(c)
......................... 20,878,000 48,025,834
Pegavision Corp.
(c)
........................ 409,166 4,051,710
PharmaEssentia Corp.
(c)
.................... 3,072,209 50,579,714
Pharmally International Holding Co. Ltd.
(a)(d)
....... 597,543 —
Phison Electronics Corp.
(c)
................... 1,697,000 60,987,562
Phoenix Silicon International Corp.
(c)
............ 1,456,000 7,576,764
Pixart Imaging, Inc.
(c)
...................... 1,381,000 9,234,565
Pou Chen Corp.
(c)
........................ 23,921,000 23,367,282
Powerchip Semiconductor Manufacturing Corp.
(a)(c)
.. 31,153,000 33,992,766
Powertech Technology, Inc.
(c)
................. 6,502,000 32,622,301
Security Shares Value
a
Taiwan (continued)
Poya International Co. Ltd. .................. 735,456 $ 10,288,438
President Chain Store Corp.
(c)
................ 5,597,000 42,766,079
President Securities Corp. ................... 10,865,463 8,492,017
Primax Electronics Ltd. ..................... 4,904,000 12,883,385
Qisda Corp.
(c)
........................... 12,079,540 10,840,335
Quanta Computer, Inc.
(c)
.................... 27,426,000 247,209,818
Quanta Storage, Inc.
(c)
..................... 2,301,000 7,579,845
Radiant Opto-Electronics Corp.
(c)
.............. 4,244,000 16,318,343
Raydium Semiconductor Corp.
(c)
............... 595,000 4,122,790
Realtek Semiconductor Corp.
(c)
............... 4,995,110 83,124,408
Ritek Corp.
(a)
............................ 1 —
Ruentex Development Co. Ltd. ................ 15,500,812 14,907,592
Ruentex Industries Ltd.
(c)
.................... 6,236,788 10,903,607
Run Long Construction Co. Ltd. ............... 3,411,900 3,482,581
Sanyang Motor Co. Ltd.
(c)
................... 5,319,000 10,530,240
Scientech Corp.
(c)
......................... 620,192 6,287,240
Sercomm Corp. .......................... 3,077,000 8,095,895
Shanghai Commercial & Savings Bank Ltd. (The)
(c)
.. 39,352,542 49,065,476
Shihlin Electric & Engineering Corp.
(c)
........... 2,525,000 13,608,144
Shin Zu Shing Co. Ltd.
(c)
.................... 1,554,149 9,794,702
Shinfox Energy Co. Ltd.
(c)
................... 1,543,265 1,933,871
Shinkong Synthetic Fibers Corp.
(c)
............. 16,497,000 8,534,273
Shiny Chemical Industrial Co. Ltd.
(c)
............ 1,052,100 4,667,374
ShunSin Technology Holding Ltd.
(c)
............. 535,000 2,841,742
Sigurd Microelectronics Corp. ................ 4,949,700 15,892,987
Silergy Corp. ............................ 3,346,000 21,987,588
Silicon Integrated Systems Corp.
(c)
............. 4,251,750 6,587,875
Simplo Technology Co. Ltd.
(c)
................. 1,484,400 16,240,651
Sinbon Electronics Co. Ltd.
(c)
................. 2,017,809 14,070,437
Sino-American Silicon Products, Inc.
(c)
........... 5,474,000 18,391,248
SinoPac Financial Holdings Co. Ltd. ............ 124,319,440 106,849,595
Sitronix Technology Corp.
(c)
.................. 1,138,000 6,620,827
Solar Applied Materials Technology Corp. ........ 5,902,710 10,897,987
Solomon Technology Corp.
(c)
................. 1,007,000 4,294,232
Sporton International, Inc.
(c)
.................. 906,252 4,598,329
Standard Foods Corp. ..................... 5,316,096 5,168,909
Starlux Airlines Co. Ltd.
(a)(c)
.................. 14,677,000 10,949,485
Sunonwealth Electric Machine Industry Co. Ltd. .... 2,192,000 11,692,907
Supreme Electronics Co. Ltd.
(c)
................ 5,423,009 12,029,004
Synnex Technology International Corp. .......... 12,488,250 25,049,402
Systex Corp.
(c)
........................... 1,944,000 7,474,665
TA Chen Stainless Pipe ..................... 19,595,074 23,182,942
Ta Ya Electric Wire & Cable
(c)
................. 7,897,581 9,761,160
Taichung Commercial Bank Co. Ltd. ............ 40,084,279 26,642,720
TaiMed Biologics, Inc.
(a)(c)
.................... 1,935,224 4,210,640
Tainan Spinning Co. Ltd. .................... 12,971,894 5,734,724
Taiwan Business Bank ..................... 78,359,395 39,600,908
Taiwan Cogeneration Corp. .................. 7,276,199 9,626,068
Taiwan Cooperative Financial Holding Co. Ltd.
(c)
.... 110,806,411 84,256,825
Taiwan Fertilizer Co. Ltd.
(c)
................... 6,737,000 10,154,902
Taiwan Glass Industry Corp.
(a)(c)
............... 11,398,053 13,033,959
Taiwan High Speed Rail Corp.
(c)
............... 17,861,000 15,914,244
Taiwan Hon Chuan Enterprise Co. Ltd.
(c)
......... 3,156,288 12,884,904
Taiwan Mobile Co. Ltd. ..................... 17,565,000 60,484,565
Taiwan Paiho Ltd. ........................ 3,290,000 5,851,513
Taiwan Secom Co. Ltd. ..................... 3,537,185 12,239,322
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 249,882,123 11,521,160,625
Taiwan Shin Kong Security Co. Ltd.
(c)
........... 7,207,577 9,347,714
Taiwan Speciality Chemicals Corp.
(c)
............ 809,000 7,930,753
Taiwan Surface Mounting Technology Corp.
(c)
...... 2,367,000 7,745,802
Taiwan Union Technology Corp.
(c)
.............. 2,327,000 32,817,597
Tatung Co. Ltd.
(c)
......................... 12,625,650 13,482,066
TCC Group Holdings Co. Ltd.
(c)
............... 67,898,182 49,492,077
Teco Electric and Machinery Co. Ltd.
(c)
.......... 12,291,000 34,437,205

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Test Research, Inc.
(c)
...................... 1,722,400 $ 8,500,623
Thinking Electronic Industrial Co. Ltd.
(c)
.......... 880,000 5,311,244
Tigerair Taiwan Co. Ltd.
(c)
................... 1,644,000 3,616,937
Ton Yi Industrial Corp. ..................... 14,681,000 8,778,192
Tong Hsing Electronic Industries Ltd.
(c)
........... 1,684,600 6,787,560
Tong Yang Industry Co. Ltd.
(c)
................. 3,940,400 12,172,714
Topco Scientific Co. Ltd.
(c)
................... 1,854,342 17,897,056
Transcend Information, Inc.
(c)
................. 3,379,000 19,770,165
Tripod Technology Corp.
(c)
................... 4,329,000 42,335,247
TS Financial Holding Co. Ltd. ................. 213,920,969 123,117,969
TTY Biopharm Co. Ltd. ..................... 2,241,124 5,837,994
Tung Ho Steel Enterprise Corp.
(c)
.............. 5,846,560 12,710,327
TXC Corp.
(c)
............................ 3,561,000 9,518,495
U-Ming Marine Transport Corp.
(c)
.............. 5,215,000 10,218,845
Unimicron Technology Corp.
(c)
................ 12,981,000 77,434,122
Union Bank Of Taiwan
(c)
.................... 18,834,293 11,859,883
Uni-President Enterprises Corp. ............... 48,638,369 118,681,899
Unitech Printed Circuit Board Corp.
(c)
........... 7,217,438 5,626,667
United Integrated Services Co. Ltd. ............. 1,682,400 43,006,915
United Microelectronics Corp.
(c)
............... 113,637,000 166,847,866
Universal Microwave Technology, Inc.
(c)
.......... 536,000 8,791,739
UPI Semiconductor Corp.
(c)
.................. 464,000 2,965,611
Vanguard International Semiconductor Corp.
(c)
..... 10,861,585 31,430,407
Via Technologies, Inc.
(c)
..................... 2,665,000 4,425,129
VisEra Technologies Co. Ltd.
(c)
................ 1,130,000 9,510,591
Visual Photonics Epitaxy Co. Ltd. .............. 1,883,000 8,582,120
Voltronic Power Technology Corp.
(c)
............ 738,493 27,397,793
Wah Lee Industrial Corp. .................... 3,019,580 10,221,254
Walsin Lihwa Corp.
(c)
...................... 29,532,968 27,840,092
Walsin Technology Corp.
(c)
................... 2,940,597 11,239,211
Wan Hai Lines Ltd.
(c)
....................... 7,307,620 18,796,637
Win Semiconductors Corp. .................. 3,295,427 15,072,306
Winbond Electronics Corp.
(a)
................. 30,958,946 57,476,624
WinWay Technology Co. Ltd. ................. 271,000 24,530,104
Wisdom Marine Lines Co. Ltd.
(c)
............... 4,848,000 10,147,667
Wiselink Co. Ltd. ......................... 1,784,000 9,991,211
Wistron Corp.
(c)
.......................... 30,377,004 140,422,148
Wiwynn Corp.
(c)
.......................... 1,131,000 165,249,881
WNC Corp.
(c)
............................ 3,263,565 10,630,374
Wowprime Corp. ......................... 825,361 5,654,058
WPG Holdings Ltd. ....................... 15,700,200 34,221,048
WT Microelectronics Co. Ltd.
(c)
................ 6,691,206 30,535,789
XinTec, Inc.
(c)
............................ 1,729,000 8,024,509
XPEC Entertainment, Inc.
(a)(d)
................. 31,000 —
Yageo Corp.
(c)
........................... 16,743,032 125,783,864
Yang Ming Marine Transport Corp.
(c)
............ 17,595,677 29,207,256
Yankey Engineering Co. Ltd. ................. 699,200 11,229,939
YFY, Inc. .............................. 12,103,000 10,667,171
Yieh Phui Enterprise Co. Ltd.
(a)(c)
............... 13,411,558 6,369,150
Yuanta Financial Holding Co. Ltd. .............. 106,991,922 123,217,904
Yulon Finance Corp. ....................... 2,377,202 7,299,611
Yulon Motor Co. Ltd.
(c)
..................... 5,932,276 6,767,441
Yungshin Construction & Development Co. Ltd.
(c)
... 834,628 2,010,010
Zhen Ding Technology Holding Ltd.
(c)
............ 6,997,950 32,528,990
23,249,851,595
a
Thailand  — 1.2%
Advanced Info Service PCL, NVDR ............. 11,116,900 106,257,381
Airports of Thailand PCL, NVDR
(c)
.............. 43,856,000 59,422,525
Amata Corp. PCL, NVDR ................... 13,911,730 7,228,889
AP Thailand PCL, NVDR
(c)
................... 34,294,490 9,173,572
B Grimm Power PCL, NVDR
(c)
................ 10,009,300 4,464,407
Bangchak Corp. PCL, NVDR
(c)
................ 9,486,500 7,374,689
Bangkok Airways PCL, NVDR
(c)
............... 17,550,000 7,875,492
Bangkok Chain Hospital PCL, NVDR
(c)
.......... 19,103,650 5,913,362
Security Shares Value
a
Thailand (continued)
Bangkok Commercial Asset Management PCL, NVDR
(c)
20,503,000 $ 4,880,098
Bangkok Dusit Medical Services PCL, NVDR ...... 112,817,900 66,701,215
Bangkok Expressway & Metro PCL, NVDR
(c)
...... 77,986,885 13,465,047
Banpu PCL, NVDR ....................... 79,903,000 11,184,351
BCPG PCL, NVDR
(c)
....................... 21,269,925 4,739,104
Betagro PCL, NVDR
(c)
..................... 8,663,200 4,660,854
BTS Group Holdings PCL, NVDR
(a)(c)
............ 101,018,520 8,119,412
Bumrungrad Hospital PCL, NVDR ............. 6,140,000 32,393,808
Carabao Group PCL, NVDR
(c)
................ 4,403,100 6,204,934
Central Pattana PCL, NVDR
(c)
................ 20,375,200 33,978,728
Central Plaza Hotel PCL, NVDR
(c)
.............. 6,475,500 6,155,933
CH Karnchang PCL, NVDR
(c)
................. 17,321,300 6,632,081
Charoen Pokphand Foods PCL, NVDR
(c)
......... 37,529,900 23,704,696
Chularat Hospital PCL, NVDR
(c)
............... 102,596,600 4,914,235
Com7 PCL, NVDR ........................ 13,943,700 9,513,395
CP ALL PCL, NVDR
(c)
...................... 55,434,000 74,669,713
CP AXTRA PCL, NVDR
(c)
................... 18,867,093 9,527,782
Delta Electronics Thailand PCL, NVDR
(c)
......... 31,783,600 200,127,738
Electricity Generating PCL, NVDR
(c)
............ 2,873,500 10,103,036
Gulf Development PCL, NVDR
(a)(c)
............. 46,229,371 58,662,506
Hana Microelectronics PCL, NVDR
(c)
............ 6,189,900 3,171,997
Home Product Center PCL, NVDR
(c)
............ 64,883,275 12,938,790
IRPC PCL, NVDR
(c)
....................... 124,485,600 3,837,222
JMT Network Services PCL, NVDR
(c)
............ 6,540,600 1,754,111
Kasikornbank PCL, NVDR ................... 5,522,800 32,026,142
KCE Electronics PCL, NVDR
(c)
................ 7,976,700 5,179,146
Kiatnakin Phatra Bank PCL, NVDR ............. 4,033,600 8,057,661
Krung Thai Bank PCL, NVDR ................ 33,716,300 28,841,842
Krungthai Card PCL, NVDR .................. 12,082,000 10,255,846
Land & Houses PCL, NVDR ................. 73,954,300 8,049,825
MBK PCL, NVDR
(c)
........................ 13,900,500 7,434,456
Mega Lifesciences PCL, NVDR
(c)
.............. 5,873,000 5,745,615
Minor International PCL, NVDR ............... 35,211,560 24,126,265
Muangthai Capital PCL, NVDR ................ 8,346,000 8,654,908
Osotspa PCL, NVDR ...................... 15,199,700 7,484,408
Plan B Media PCL, NVDR
(c)
.................. 35,266,488 4,319,520
PTT Exploration & Production PCL, NVDR
(c)
....... 13,167,001 43,596,687
PTT Global Chemical PCL, NVDR
(c)
............ 21,850,200 13,546,229
PTT PCL, NVDR
(c)
........................ 99,630,400 95,245,023
Ratch Group PCL, NVDR ................... 9,519,100 8,731,166
Regional Container Lines PCL, NVDR
(c)
.......... 5,766,400 4,612,045
Sansiri PCL, NVDR
(c)
...................... 176,782,700 7,748,703
SCB X PCL, NVDR ....................... 8,465,100 34,219,631
Siam Cement PCL (The), NVDR
(c)
.............. 7,756,100 45,043,806
Sri Trang Agro-Industry PCL, NVDR
(c)
........... 10,092,460 3,608,521
Sri Trang Gloves Thailand PCL, NVDR
(c)
......... 12,686,500 2,939,098
Srisawad Corp. PCL, NVDR
(c)
................ 9,794,857 7,711,917
Supalai PCL, NVDR
(c)
...................... 18,806,900 9,872,235
Thai Oil PCL, NVDR ....................... 11,840,100 12,898,922
Thai Union Group PCL, NVDR ................ 27,959,300 11,313,411
Thai Vegetable Oil PCL, NVDR ............... 9,452,310 6,664,620
Thanachart Capital PCL, NVDR ............... 5,576,400 9,443,823
TIDLOR Holdings PCL, NVDR ................ 14,927,104 8,884,175
Tisco Financial Group PCL, NVDR
(c)
............ 3,944,200 12,995,002
TMBThanachart Bank PCL, NVDR
(c)
............ 190,305,700 11,425,759
True Corp. PCL, NVDR
(c)
.................... 107,573,656 36,160,402
TTW PCL, NVDR
(c)
........................ 32,197,900 9,000,811
VGI PCL, NVDR
(c)
........................ 128,734,800 4,332,173
WHA Corp. PCL, NVDR
(c)
................... 99,800,000 10,073,648
1,379,994,544
a
Turkey  — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.
(a)
.. 7,007,099 4,230,515
Akbank TAS ............................ 32,024,642 48,858,232
Aksa Akrilik Kimya Sanayii A.S. ............... 23,764,954 5,684,202

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Turkey (continued)
Alarko Holding A.S.
(c)
...................... 2,439,996 $ 5,393,796
Anadolu Anonim Turk Sigorta Sirketi ............ 9,483,655 5,020,611
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(c)
...... 26,396,250 9,815,227
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(c)
....... 14,580,497 62,989,826
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(c)
..................... 3,491,877 7,453,519
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 37,500,755 2,999,972
BIM Birlesik Magazalar A.S.
(c)
................. 4,669,425 59,046,142
Cimsa Cimento Sanayi VE Ticaret A.S.
(c)
......... 6,829,940 7,363,923
Destek Finans Faktoring A.S.
(a)(c)
.............. 922,639 19,016,659
Dogan Sirketler Grubu Holding A.S.
(c)
........... 17,657,755 7,106,520
Dogus Otomotiv Servis ve Ticaret A.S.
(c)
......... 1,280,416 5,437,842
EGE Endustri VE Ticaret A.S.
(c)
............... 12,962 2,147,727
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(c)
... 26,587,722 13,239,124
Enerjisa Enerji A.S.
(b)
...................... 4,990,193 9,415,929
Enerya Enerji A.S. ........................ 27,865,889 6,576,156
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 35,090,095 19,721,910
Ford Otomotiv Sanayi A.S. .................. 7,030,717 15,661,311
Gubre Fabrikalari TAS
(a)(c)
................... 1,067,330 7,859,529
Haci Omer Sabanci Holding A.S.
(c)
............. 11,968,298 23,089,043
Hektas Ticaret TAS
(a)(c)
..................... 57,114,822 4,278,291
Is Yatirim Menkul Degerler A.S. ............... 6,369,291 5,990,110
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
Class D
(a)(c)
........................... 11,986,986 7,089,602
Kiler Holding A.S.
(a)
....................... 5,013,792 18,638,961
KOC Holding A.S.
(c)
....................... 7,638,834 30,315,263
Mavi Giyim Sanayi Ve Ticaret A.S., Class B
(b)(c)
..... 9,475,669 8,416,071
Migros Ticaret A.S.
(c)
....................... 1,134,907 13,923,985
MLP Saglik Hizmetleri A.S.
(a)(b)
................ 1,322,311 10,273,194
Nuh Cimento Sanayi A.S. ................... 489,301 2,614,517
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)(c)
...... 391,856 4,231,910
Oyak Cimento Fabrikalari A.S.
(c)
............... 12,937,794 7,037,952
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a)
......... 4,214,219 13,792,485
Pegasus Hava Tasimaciligi A.S.
(a)(c)
............. 2,353,977 11,147,016
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 42,541,626 9,969,462
Petkim Petrokimya Holding A.S.
(a)(c)
............. 14,879,321 5,957,844
Sok Marketler Ticaret A.S.
(a)(c)
................. 4,811,235 5,212,717
TAB Gida Sanayi Ve Ticaret A.S. .............. 652,600 3,317,332
TAV Havalimanlari Holding A.S.
(a)(c)
............. 2,361,138 15,457,834
Tekfen Holding A.S.
(a)(c)
..................... 1,793,411 2,869,373
Tera Yatirim Menkul Degerler A.S.
(a)
............ 2,188,231 13,360,688
Tofas Turk Otomobil Fabrikasi A.S.
(c)
............ 1,516,351 8,211,277
Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........ 1,894,719 3,238,136
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)(c)
.... 2,590,267 5,769,392
Turk Altin Isletmeleri A.S.
(a)(c)
................. 13,031,811 10,721,348
Turk Hava Yollari AO
(c)
..................... 5,279,149 33,905,009
Turkcell Iletisim Hizmetleri A.S.
(c)
.............. 12,673,921 27,948,576
Turkiye Is Bankasi A.S., Class C ............... 88,682,779 28,361,409
Turkiye Petrol Rafinerileri A.S. ................ 9,972,605 45,748,653
Turkiye Sigorta A.S. ....................... 27,038,770 7,710,594
Turkiye Sinai Kalkinma Bankasi A.S.
(a)
........... 22,104,639 6,696,199
Turkiye Sise ve Cam Fabrikalari A.S.
(c)
........... 12,472,643 10,968,225
Ulker Biskuvi Sanayi A.S.
(c)
.................. 2,678,113 6,990,045
Yapi ve Kredi Bankasi A.S.
(a)(c)
................ 35,140,034 29,225,792
767,516,977
a
United Arab Emirates  — 1.4%
Abu Dhabi Commercial Bank PJSC ............ 30,188,557 115,932,805
Abu Dhabi Islamic Bank PJSC ................ 15,126,912 81,990,234
Abu Dhabi National Oil Co. for Distribution PJSC ... 32,949,337 34,538,559
ADNOC Drilling Co. PJSC ................... 32,466,136 46,230,554
Adnoc Gas PLC .......................... 59,797,339 53,082,771
ADNOC Logistics & Services ................. 19,079,428 29,303,437
Agility Global PLC ........................ 46,450,183 14,417,471
Agthia Group PJSC ....................... 4,127,179 4,530,514
Security Shares Value
a
United Arab Emirates (continued)
Air Arabia PJSC .......................... 28,243,778 $ 33,081,565
Ajman Bank PJSC ........................ 14,341,988 5,349,667
Aldar Properties PJSC ..................... 39,464,299 87,615,359
Amanat Holdings PJSC .................... 29,440,978 9,057,899
Americana Restaurants International PLC ........ 27,037,617 12,735,363
Apex Investment Co. PSC
(a)
.................. 8,357,840 8,351,355
Dana Gas PJSC ......................... 53,081,867 11,272,951
Dubai Electricity & Water Authority PJSC ......... 60,578,296 45,041,231
Dubai Financial Market PJSC ................ 19,048,715 8,090,719
Dubai Investments PJSC ................... 26,693,369 24,955,592
Dubai Islamic Bank PJSC ................... 29,672,172 74,110,700
Dubai Residential REIT ..................... 13,680,364 4,582,518
Emaar Development PJSC .................. 10,677,370 42,748,925
Emaar Properties PJSC .................... 67,202,739 243,484,666
Emirates Central Cooling Systems Corp. ......... 21,448,379 9,109,948
Emirates NBD Bank PJSC ................... 19,532,631 129,761,955
Emirates Telecommunications Group Co. PJSC .... 35,477,200 173,867,596
First Abu Dhabi Bank PJSC .................. 44,928,102 193,780,473
Gulf Navigation Holding PJSC
(a)
............... 4,918,793 7,446,122
NMDC Energy ........................... 12,303,224 7,940,676
Parkin Co. PJSC ......................... 9,381,972 14,308,183
Phoenix Group PLC
(a)
...................... 11,514,627 3,168,753
RAK Properties PJSC
(a)
.................... 17,139,817 5,974,625
Salik Co. PJSC .......................... 19,340,301 30,225,391
Sharjah Islamic Bank ...................... 12,928,541 10,208,086
Space42 PLC
(a)
.......................... 13,812,609 5,869,225
Taaleem Holdings PJSC .................... 3,864,327 4,587,300
Two Point Zero Group PJSC
(a)
................ 34,600,863 24,116,324
1,610,869,512
a
Total Common Stocks — 98.0%
(Cost: $79,604,426,099) .............................. 114,702,422,433
a
Preferred Stocks
Brazil  — 1.1%
Alpargatas SA, Preference Shares, NVS ......... 2,739,590 5,891,978
Axia Energia, Class B, Preference Shares, NVS .... 2,652,784 33,441,523
Banco ABC Brasil SA, Preference Shares, NVS .... 2,286,136 10,445,939
Banco Bradesco SA, Preference Shares, NVS ..... 53,597,215 198,208,834
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS .................. 3,260,337 8,954,268
Banco Pan SA, Preference Shares, NVS ......... 3,988,694 8,518,619
Bradespar SA, Preference Shares, NVS ......... 2,516,029 9,111,316
Cia de Ferro Ligas da Bahia FERBASA, Preference
Shares, NVS .......................... 2,612,261 3,435,479
Cia De Sanena Do Parana, Preference Shares, NVS . 1,793,854 2,429,736
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 17,809,163 38,268,423
Cia Paranaense de Energia - Copel, Preference
Shares, NVS .......................... 8,952,172 23,999,472
Gerdau SA, Preference Shares, NVS ........... 12,779,825 45,896,615
Itau Unibanco Holding SA, Preference Shares, NVS . 53,808,804 419,555,143
Itausa SA, Preference Shares, NVS ............ 57,508,079 132,408,047
Marcopolo SA, Preference Shares, NVS ......... 9,269,830 11,149,116
Metalurgica Gerdau SA, Preference Shares, NVS ... 6,609,958 13,708,185
Petroleo Brasileiro SA - Petrobras, Preference Shares,
NVS ................................ 47,084,609 279,622,340
Unipar Carbocloro SA, Preference Shares, NVS .... 703,269 8,047,373
Usinas Siderurgicas de Minas Gerais SA Usiminas,
Class A, Preference Shares, NVS
(a)
........... 5,701,856 5,800,290
1,258,892,696
a

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Chile  — 0.1%
Embotelladora Andina SA, Class B, Preference Shares 3,858,162 $ 17,499,690
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares
(a)
..................... 1,448,453 93,090,313
110,590,003
a
Colombia  — 0.1%
Grupo Cibest SA, Preference Shares ........... 4,738,447 74,379,239
Grupo de Inversiones Suramericana SA, Preference
Shares, NVS .......................... 1,558,419 18,545,989
92,925,228
a
India  — 0.0%
TVS Motor Co. Ltd., Preference Shares, NVS
(a)
..... 9,323,152 1,042,304
a
South Korea  — 0.4%
Hyundai Motor Co., Series 1, Preference Shares, NVS 222,724 29,169,061
Hyundai Motor Co., Series 2, Preference Shares, NVS 360,684 47,787,213
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 8,195,700 419,153,086
496,109,360
a
Total Preferred Stocks — 1.7%
(Cost: $1,407,207,337) ............................... 1,959,559,591
a
Rights
China  — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)
(a)
(d)
.................................. 513,530 1
a
Philippines  — 0.0%
Alliance Global Group, Inc. (Expires 12/11/25)
(a)
.... 11,677,150 2
a
South Korea  — 0.0%
Hanon Systems (Expires 12/22/25)
(a)(c)
........... 807,603 156,507
a
Security Shares Value
a
Taiwan  — 0.0%
Taichung Commercial Bank Co. Ltd. (Expires
12/08/25)
(a)
........................... 38,563,279 $ 30,346
Unimicron Technology Corp. (Expires 01/05/26)
(a)(c)
.. 12,749,000 645,928
676,274
a
Total Rights — 0.0%
(Cost: $–) ........................................ 832,784
a
Total Long-Ter m Investments — 99.7%
(Cost: $81,011,633,436) .............................. 116,662,814,808
a
Short-Term Securities
Money Market Funds  —  4.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(f)(g)(h)
...................... 4,429,176,216 4,431,390,804
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(f)(g)
............................. 838,341,946 838,341,946
a
Total Short-Term Securities — 4.5%
(Cost: $5,267,985,928) ............................... 5,269,732,750
Total Investments —  104.2%
(Cost: $86,279,619,364) .............................. 121,932,547,558
Liabilities in Excess of Other Assets — (4.2)% ............... (4,954,678,762)
Net Assets — 100.0% ................................. $ 116,977,868,796
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,543,285,333  $ —  $ (111,910,273)
(a)
$ 35,149  $ (19,405) $ 4,431,390,804  4,429,176,216  $ 30,596,035
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 732,040,000  106,301,946
(a)
—  —  —  838,341,946  838,341,946  7,984,369  —
$ 35,149  $ (19,405)
$ 5,269,732,750
$ 38,580,404  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Core MSCI Emerging Markets ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 4,992 12/19/25 $ 343,849 $ 417,565
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,481,293,307  $ 101,210,721,390  $ 10,407,736  $ 114,702,422,433
Preferred Stocks ......................................... 1,462,407,927  497,151,664  —  1,959,559,591
Rights ................................................ 832,781  2  1  832,784
Short-Term Securities
Money Market Funds ...................................... 5,269,732,750  —  —  5,269,732,750
$ 20,214,266,765  $ 101,707,873,056  $ 10,407,737  $ 121,932,547,558
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 417,565  $ —  $ —  $ 417,565
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Portfolio Abbreviation (continued)
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company